Filed electronically with the Securities and Exchange Commission on November 27, 2002


                                                               File No. 2-78724
                                                               File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 52
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 52

                               VALUE EQUITY TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                   Two International Place, Boston, MA 02110
                   -----------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                           --------------

                                 John Millette
                  Deutsche Investment Management Americas Inc.
                   Two International Place, Boston, MA 02110
                   -----------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/X/      On December 1, 2002 pursuant to paragraph (b)
/ /      On ________ pursuant to paragraph (a)(1)
/ /      On ________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                       SCUDDER
                                                                     INVESTMENTS


Value Funds II

Scudder Large Company Value Fund

Supplement to Prospectus Dated December 1, 2002

CLASS I SHARES
--------------------------------------------------------------------------------

The above fund currently offers six classes of shares to provide investors with different purchasing options. Class A, Class B and Class C shares are described in the fund's Class A, B and C prospectus, and Class I shares are described in the prospectus as supplemented hereby. The fund offers two other classes of shares designated as Class AARP and Class S shares in a separate Class AARP and S prospectus. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans), unaffiliated banks and insurance companies purchasing for their own accounts, and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only through Scudder Distributors, Inc. ("SDI"), principal underwriter for the fund, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

Performance for the fund's Class I shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund.

Shareholder Fees, paid directly from your investment.

                                  Maximum
                                 Contingent    Maximum
                     Maximum      Deferred      Sales
                  Sales Charge     Sales        Charge
                     (Load)        Charge       (Load)
                   Imposed on      (Load)     Imposed on
                  Purchases (%     (% of      Reinvested
                   of offering   redemption   Dividends/  Redemption  Exchange
                     price)      proceeds)   Distributions    Fee        Fee
--------------------------------------------------------------------------------
Scudder Large
Company Value
Fund                  None          None         None        None        None
--------------------------------------------------------------------------------

Annual operating expenses, deducted from fund assets.

                                                                   Total Annual
                                                                       Fund
                          Management   Distribution/    Other       Operating
                              Fee      (12b-1) Fees    Expenses      Expenses
--------------------------------------------------------------------------------
Scudder Large Company
Value Fund                    0.59         None         0.10*          0.69
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.10%.

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

-------------------------------------------------------------------------------
Fees and expenses if you sold shares
after:                                     1 Year  3 Years   5 Years  10 Years
-------------------------------------------------------------------------------
Scudder Large Company Value Fund             $70      $221     $384      $859
-------------------------------------------------------------------------------

Financial Highlights

Scudder Large Company Value Fund -- Class I

--------------------------------------------------------------------------------
                                                               2002^a    2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $26.19    $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                 .31       .02
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (5.34)     (.41)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (5.03)     (.39)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.21)        --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions               (1.69)        --
--------------------------------------------------------------------------------
  Total distributions                                         (1.90)        --
--------------------------------------------------------------------------------
Net asset value, end of period                                $19.26    $26.19
--------------------------------------------------------------------------------
Total Return (%)                                              (20.16)   (1.47)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            21        32
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            .69      .69*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       1.36      .64*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       52        80
--------------------------------------------------------------------------------

^a  For the year ended July 31.

^b For the period from June 25, 2001 (commencement of sales of Class I shares) to July 31, 2001.

^c  Based on average shares outstanding during the period.

*   Annualized

**  Not annualized

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Scudder Money Funds -- Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund in the Scudder family of funds. Conversely, shareholders of Scudder Money Funds -- Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that the shares are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of the fund.










December 1, 2002

                                                                SCUDDER
                                                                INVESTMENTS




                                Value Funds II
                                Advisor Classes A, B and C




                Prospectus
--------------------------------------------------------------------------------
                                December 1, 2002
--------------------------------------------------------------------------------
                                Scudder Large Company Value Fund
                                Scudder Small Company Value Fund
                                Scudder Small Company Stock Fund




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                       How to Invest in the Funds

     4  Scudder Large Company                33  Choosing a Share Class
        Value Fund
                                             38  How to Buy Shares
     9  Scudder Small Company
        Value Fund                           39  How to Exchange or Sell Shares

    14  Scudder Small Company                40  Policies You Should Know
        Stock Fund                               About

    20  Other Policies and Risks             46  Understanding Distributions
                                                 and Taxes
    21  Who Manages and Oversees
        the Funds

    23  Financial Highlights

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                             ticker symbol  |   SDVAX       SDVBX       SDVCX
                               fund number  |   449         649         749

  Scudder Large Company Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks maximum long-term capital appreciation through a value-oriented investment approach. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of large US companies that are similar in size to the companies in the Russell 1000 Value Index (as of September 30, 2002, the Russell 1000 Value Index had a median market capitalization of $2.46 billion). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


In choosing stocks, the portfolio managers begin by using a computer model. Examining the companies in the Russell 1000 Value Index, the model seeks those whose market values, when compared to factors such as earnings, book value and sales, place them in the most undervalued 40% of companies in the Index.

To further narrow the pool of potential stocks, the managers use bottom-up analysis, looking for companies that seem poised for business improvement, whether through a rebound in their markets, a change in business strategy or other factors. The managers also draw on fundamental investment research to assemble the fund's portfolio, looking at earnings, management and other factors of the qualifying stocks. Additionally, the managers assess the economic outlooks for various industries and the risk characteristics and potential volatility of each stock.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's investments are common stocks, it may also invest up to 20% of net assets in debt securities, including convertible bonds and junk bonds, which are those below the fourth credit grade (i.e. grade BB/Ba and below). The fund may invest no more than 10% of net assets in securities rated B or lower. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when the company no longer meets the fund's definition of a large company, when it reaches a target price, when its fundamental factors have changed, when the managers determine that other investments offer better opportunities or in the course of adjusting its exposure to a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the US market. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. When large company stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry or a particular size of company, any factors affecting that industry or size of company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, industries, economic trends, geographical areas or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o a bond could decline in credit quality or go into default; this risk is greater with junk bonds

o        at  times,   market  conditions  might  make  it  hard  to  value  some investments or to get an attractive price for them

o        derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who favor a value investment style and who are interested in broadly diversified exposure to large company stocks.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). The inception date for Class A, B and C shares is June 25, 2001. In the bar chart, the performance figures for Class A prior to that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Classes A and B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Large Company Value Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
         1992           6.80
         1993          19.74
         1994          10.12
         1995          31.28
         1996          19.22
         1997          32.18
         1998           9.20
         1999           4.37
         2000          14.33
         2001         -12.75


2002 Total Return as of September 30: -23.52%
For the periods included in the bar chart:
Best Quarter: 15.91%, Q4 1998             Worst Quarter: -14.75%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                       1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                 -17.77           7.21            9.80
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                       -19.15           5.15            7.30
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of
  Fund Shares                         -12.05           5.15            7.19
--------------------------------------------------------------------------------
Class B (Return before Taxes)         -15.85           7.48            9.58
--------------------------------------------------------------------------------
Class C (Return before Taxes)         -13.42           7.65            9.60
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)               -5.59          11.13           14.13
--------------------------------------------------------------------------------


Index: The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less-than-average growth orientation.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)      5.75%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.59%          0.59%          0.59%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.20           0.99           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.32           0.37           0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.11           1.95           1.94
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administrative Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $682           $908          $1,151        $1,849
--------------------------------------------------------------------------------
Class B shares               598            912           1,252         1,857
--------------------------------------------------------------------------------
Class C shares               297            609           1,047         2,264
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $682           $908          $1,151        $1,849
--------------------------------------------------------------------------------
Class B shares               198            612           1,052         1,857
--------------------------------------------------------------------------------
Class C shares               197            609           1,047         2,264
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                             ticker symbol  |   SAAUX       SABUX       SACUX
                               fund number  |   450         650         750

  Scudder Small Company Value Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy


The fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies. These are companies that are similar in size to those in the Russell 2000 Value Index (as of September 30, 2002, the Russell 2000 Value Index had a median market capitalization of $280 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.

The managers then assemble the fund's portfolio from among the qualifying stocks, using a portfolio optimizer -- sophisticated portfolio management software that analyzes the expected return and risk characteristics of each stock and the overall portfolio.


--------------------------------------------------------------------------------

OTHER INVESTMENTS Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers diversify the fund's investments among many industries and among many companies (typically over 150 companies).

The managers will normally sell a stock when the company no longer qualifies as a small company, when the managers no longer consider it to be undervalued or when the managers believe other investments offer better opportunities.


The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the US market. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o        value stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o        at  times,   market  conditions  might  make  it  hard  to  value  some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are looking for a fund that takes a value approach to investing in small company stocks.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). The inception date for Class A, B and C shares is December 3, 2001. In the bar chart, the performance figures for Class A prior to that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Classes A and B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Scudder Small Company Value Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
         1996          23.50
         1997          36.64
         1998          -5.80
         1999         -12.09
         2000          12.45
         2001          14.89


2002 Total Return as of September 30: -13.03%
For the periods included in the bar chart:
Best Quarter: 18.00%, Q3 1997             Worst Quarter: -17.37%, Q3 1998

Average Annual Total Returns (%) as of 12/31/2001
                                                                      Since
                                       1 Year        5 Years        Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   8.28           6.70           9.67
--------------------------------------------------------------------------------
  Return after Taxes on                 4.09           5.59           9.42
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                -1.23           4.26           7.76
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)          10.97           6.96           9.83
--------------------------------------------------------------------------------
Class C (Return before Taxes)          14.00           7.14           9.86
--------------------------------------------------------------------------------
Index (reflects no deductions for      14.02          11.21          13.75
fees, expenses or taxes)
--------------------------------------------------------------------------------


Index: The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth rates.

*  Since 10/6/1995. Index comparison begins 10/31/1995.

Total returns from inception through 1997 and for 1999 through 2001 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                           Class A   Class B    Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your
investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(% of offering price)                                5.75%     None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                           None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                       0.75%     0.75%      0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.25      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.48      0.53       0.51
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.48      2.28       2.26
--------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.475%, 0.525% and 0.500% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administrative Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $717      $1,016      $1,336        $2,242
--------------------------------------------------------------------------------
Class B shares                        631       1,012       1,420         2,230
--------------------------------------------------------------------------------
Class C shares                        329         706       1,210         2,595
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $717      $1,016      $1,336        $2,242
--------------------------------------------------------------------------------
Class B shares                        231         712       1,220         2,230
--------------------------------------------------------------------------------
Class C shares                        229         706       1,210         2,595
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                             ticker symbol  |   SZCAX       SZCBX       SZCCX
                               fund number  |   439         639         739

Scudder Small Company Stock Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy



The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of September 30, 2002, the Russell 2000 Index had a median market capitalization of $283 million). The fund intends to invest in companies whose market capitalizations fall within the normal range of the Index.


In addition, the fund does not invest in securities issued by tobacco-producing companies.


A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.


--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests primarily in common stocks, it may invest up to 20% of net assets in US government securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers then build a diversified portfolio of attractively rated companies using analytical tools to actively monitor the risk profile of the portfolio compared to appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including:

o        focusing on companies with reasonable valuations

o diversifying broadly among industries and companies (typically over 300 companies)

o limiting the majority of the portfolio to 2% in any one issuer (other funds may invest 5% or more)


The managers will normally sell a stock when the managers believe it is too highly valued, its fundamental qualities have deteriorated, when its potential risks have increased or when the company no longer qualifies as a small company.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the US market. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors looking for broad exposure to small company stocks.

To the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o        small company stocks may be out of favor for certain periods

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o        derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o        at  times,   market  conditions  might  make  it  hard  to  value  some investments or to get an attractive price for them

The Fund's Performance History



While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). The inception date for Class A, B and C shares is June 25, 2001. In the bar chart, the performance figures for Class A prior to that date are based on the historical performance of the fund's original share class (Class AARP), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class AARP, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Classes A and B. Class AARP shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Small Company Stock Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                   Class A
--------------------------------------------------------------------------------
       1998       -6.50
       1999       -3.80
       2000       -2.16
       2001        9.25

2002 Total Return as of September 30: -16.99%
For the periods included in the bar chart:
Best Quarter: 20.32%, Q4 2001             Worst Quarter: -17.26%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                                      1 Year           Since
                                                                    Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                                  2.97            3.93
--------------------------------------------------------------------------------
  Return after Taxes on Distributions                  2.97            3.87
--------------------------------------------------------------------------------
  Return after Taxes on Distributions and Sale         0.36            0.07
  of Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)                          5.37            4.00
--------------------------------------------------------------------------------
Class C (Return before Taxes)                          8.38            4.37
--------------------------------------------------------------------------------
Index (reflects no deductions for fees, expenses       2.49            7.22
or taxes)
--------------------------------------------------------------------------------


Index: The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

*  Since 2/1/1997. Index comparison begins on 1/31/1997.

Total returns from inception through 1998 and for 2000 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A       Class B      Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%          None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*          4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.75%          0.75%        0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25           1.00         1.00
--------------------------------------------------------------------------------
Other Expenses**                              0.48           0.53         0.51
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.48           2.28         2.26
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.475%, 0.525% and 0.500% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administrative Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $717       $1,016        $1,336       $2,242
--------------------------------------------------------------------------------
Class B shares                    631        1,012         1,420        2,230
--------------------------------------------------------------------------------
Class C shares                    329          706         1,210        2,595
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $717       $1,016        $1,336       $2,242
--------------------------------------------------------------------------------
Class B shares                    231          712         1,220        2,230
--------------------------------------------------------------------------------
Class C shares                    229          706         1,210        2,595
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o        Although  major  changes  tend to be  infrequent,  a fund's Board could
         change  that  fund's   investment  goal  without  seeking   shareholder
         approval.


o The Board will provide shareholders with at least 60 days' notice prior to making any changes to Scudder Large Company Value Fund and Scudder Small Company Stock Fund's 80% investment policy and Scudder Small Company Value Fund's 90% investment policy as described herein.


o Certain funds may trade securities actively. This could could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:


Fund Name                                                Fee Paid
--------------------------------------------------------------------------------
Scudder Large Company Value Fund                           0.59%
--------------------------------------------------------------------------------
Scudder Small Company Value Fund                           0.75%
--------------------------------------------------------------------------------
Scudder Small Company Stock Fund                           0.75%
--------------------------------------------------------------------------------

The portfolio managers


The following people handle the day-to-day management of each fund.

Scudder Large Company Value Fund           cudder Small Company Value Fund and
                                           cudder Small Company Stock Fund
  Lois Roman
  Managing Director of Deutsche Asset       David Koziol
  Management and Co-Manager of the fund.    CFA, Director of Deutsche Asset
  o  Joined Deutsche Asset Management       Management and Co-Manager of
     in 1994 and the fund in 1995.          the funds.
  o  Over 16 years of investment            o   Head of Global Quantitative
     industry experience.                       Equity: New York.
  o  MBA, Columbia University Graduate      o   Joined Deutsche Asset Management
     School of Business.                        in 2001 and the funds in 2002
                                                having previously been a
  David Hone                                    principal at Barclays Global
  CFA, Director of Deutsche Asset               Investors and an investment
  Management and Co-Manager of the fund.        banker at Salomon Brothers.
  o   Joined Deutsche Asset Management      o   MBA, Massachusetts Institute of
      in 1996 as equity analyst for the         Technology.
      investment bank, having since
      served as assistant portfolio         Michael Patchen
      manager for US Large Cap Value        Vice President of Deutsche Asset
      Equity and analyst for sectors        Management and Co-Manager of
      including consumer cyclicals,         the funds.
      consumer staples and financials,      o   Head of Global Quantitative
      after eight years of experience as        Equities Portfolio Management:
      senior underwriter for Chubb & Son.       New York.
  o   Portfolio manager for US Large Cap    o   Joined Deutsche Asset Management
      Value Equity: New York.                   in 2000 and the funds in 2002
  o   Joined the fund in 2002.                  having previously managed global
                                                mandates at AQR Capital
                                                Management and Goldman Sachs
                                                Asset Management.
                                            o   BS, Wharton Business School,
                                                University of Pennsylvania.

                                            Joshua Feuerman
                                            CFA, Managing Director of Deutsche
                                            Asset Management and Portfolio
                                            Manager of the funds.
                                            o   Director of Investment Product
                                                Strategies: New York.
                                            o   Joined Deutsche Asset Management
                                                in 1999 and the fund in 2002.
                                            o   10 years of experience at State
                                                Street Global Advisors where he
                                                served as head of international
                                                strategies, including emerging
                                                and developed markets.
                                            o   MBA, University of Chicago.

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for each fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder Large Company Value Fund -- Class A

--------------------------------------------------------------------------------
                                                              2002^a    2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $26.17   $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:                        .21      .00d
  Net investment income (loss)^c
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (5.33)    (.41)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (5.12)    (.41)
--------------------------------------------------------------------------------
Less distributions from:                                        (.10)      --
  Net investment income
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                (1.69)      --
--------------------------------------------------------------------------------
  Total distributions                                          (1.79)      --
--------------------------------------------------------------------------------
Net asset value, end of period                                $19.26   $26.17
--------------------------------------------------------------------------------
Total Return (%)^e                                            (20.49)   (1.54)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            79      101
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           1.11     1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        .94      .17*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       52       80
--------------------------------------------------------------------------------


^a       For the year ended July 31.

^b For the period from June 25, 2001 (commencement of sales of Class A shares) to July 31, 2001.

^c       Based on average shares outstanding during the period.

^d       Amount is less than $.005.

^e       Total return does not reflect the effect of any sales charge.

*        Annualized

**       Not annualized

Scudder Large Company Value Fund -- Class B

--------------------------------------------------------------------------------
                                                              2002^a    2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $26.15   $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:                        .02     (.02)
  Net investment income (loss)^c
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 (5.32)    (.41)
--------------------------------------------------------------------------------
  Total from investment operations                             (5.30)    (.43)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                (1.69)      --
--------------------------------------------------------------------------------
Net asset value, end of period                                $19.16   $26.15
--------------------------------------------------------------------------------
Total Return (%)^d                                            (21.18)   (1.62)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            26       38
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           1.95     1.96*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        .10    (.63)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       52       80
--------------------------------------------------------------------------------

^a       For the year ended July 31.

^b For the period from June 25, 2001 (commencement of sales of Class B shares) to July 31, 2001.

^c       Based on average shares outstanding during the period.

^d       Total return does not reflect the effect of any sales charge.

*        Annualized

**       Not annualized

Scudder Large Company Value Fund -- Class C

--------------------------------------------------------------------------------
                                                              2002^a    2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $26.16   $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                 .03     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (5.34)    (.40)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (5.31)    (.42)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                (1.69)      --
--------------------------------------------------------------------------------
Net asset value, end of period                                $19.16   $26.16
--------------------------------------------------------------------------------
Total Return (%)^d                                            (21.14)   (1.58)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            10       12
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           1.94     1.94*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        .11     (.60)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       52       80
--------------------------------------------------------------------------------

^a       For the year ended July 31.

^b For the period from June 25, 2001 (commencement of sales of Class C shares) to July 31, 2001.

^c       Based on average shares outstanding during the period.

^d       Total return does not reflect the effect of any sales charge.

*        Annualized

**       Not annualized

Scudder Small Company Value Fund -- Class A

--------------------------------------------------------------------------------
                                                                         2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $20.89
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                          .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.09)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.06)
--------------------------------------------------------------------------------
Less distributions from:                                                 (.07)
  Net investment income
--------------------------------------------------------------------------------
Redemption fees                                                           .01
--------------------------------------------------------------------------------
Net asset value, end of period                                         $20.77
--------------------------------------------------------------------------------
Total Return (%)^c                                                       (.24)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.48*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 .23*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               157
--------------------------------------------------------------------------------

^a For the period from December 3, 2001 (commencement of sales of Class A shares) to July 31, 2002.

^b       Based on average shares outstanding during the period.

^c       Total return does not reflect the effect of any sales charge.

*        Annualized

**       Not annualized

Scudder Small Company Value Fund -- Class B

--------------------------------------------------------------------------------
                                                                        2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $20.89
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.09)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.07)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.16)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.03)
--------------------------------------------------------------------------------
Redemption fees                                                           .01
--------------------------------------------------------------------------------
Net asset value, end of period                                         $20.71
--------------------------------------------------------------------------------
Total Return (%)^c                                                       (.74)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.28*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.57)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               157
--------------------------------------------------------------------------------

^a For the period from December 3, 2001 (commencement of sales of Class B shares) to July 31, 2002.

^b       Based on average shares outstanding during the period.

^c       Total return does not reflect the effect of any sales charge.

*        Annualized

**       Not annualized

Scudder Small Company Value Fund -- Class C

--------------------------------------------------------------------------------
                                                                           2002^
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $20.89
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.08)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.08)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.16)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.03)
--------------------------------------------------------------------------------
Redemption fees                                                           .01
--------------------------------------------------------------------------------
Net asset value, end of period                                         $20.71
--------------------------------------------------------------------------------
Total Return (%)^c                                                       (.73)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    .43
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.26*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.55)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               157
--------------------------------------------------------------------------------

^a For the period from December 3, 2001 (commencement of sales of Class C shares) to July 31, 2002.

^b       Based on average shares outstanding during the period.

^c       Total return does not reflect the effect of any sales charge.

*        Annualized

**       Not annualized

Scudder Small Company Stock Fund -- Class A

--------------------------------------------------------------------------------
                                                              2002^a    2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.04   $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                (.08)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                   .06    (2.43)
--------------------------------------------------------------------------------
  Total from investment operations                              (.02)   (2.46)
--------------------------------------------------------------------------------
Net asset value, end of period                                $16.02   $16.04
--------------------------------------------------------------------------------
Total Return (%)                                                (.12)  (13.30)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             1     .009
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           1.48     1.48*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.44)    (.60)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      146       48
--------------------------------------------------------------------------------

^a       For the year ended September 30, 2002.

^b For the period from June 25, 2001 (commencement of sales of Class A shares) to September 30, 2001.

^c       Based on average shares outstanding during the period.

*        Annualized

**       Not annualized

Scudder Small Company Stock Fund -- Class B

--------------------------------------------------------------------------------
                                                               2002^a   2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.01   $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                (.22)    (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                   .06    (2.43)
--------------------------------------------------------------------------------
  Total from investment operations                              (.16)   (2.49)
--------------------------------------------------------------------------------
Net asset value, end of period                                $15.85   $16.01
--------------------------------------------------------------------------------
Total Return (%)                                               (1.00)  (13.46)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            .9      .02
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           2.28     2.28*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      (1.24)   (1.40)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      146       48
--------------------------------------------------------------------------------

^a       For the year ended September 30, 2002.

^b For the period from June 25, 2001 (commencement of sales of Class B shares) to September 30, 2001.

^c       Based on average shares outstanding during the period.

*        Annualized

**       Not annualized

Scudder Small Company Stock Fund -- Class C

--------------------------------------------------------------------------------
                                                                2002^a   2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.01   $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                (.22)    (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                   .06    (2.43)
--------------------------------------------------------------------------------
  Total from investment operations                              (.16)   (2.49)
--------------------------------------------------------------------------------
Net asset value, end of period                                $15.85   $16.01
--------------------------------------------------------------------------------
Total Return (%)                                               (1.00)  (13.46)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            .1     .002
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           2.26     2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      (1.22)   (1.37)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      146       48
--------------------------------------------------------------------------------

^a       For the year ended September 30, 2002.

^b For the period from June 25, 2001 (commencement of sales of Class C shares) to September 30, 2001.

^c       Based on average shares outstanding during the period.

*        Annualized

**       Not annualized

How to Invest in the Funds

The following pages tell you how to invest in the funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged  o  Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                            o  Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service fee            Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares         o  The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares    o  Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                      Sales charge as a %   Sales charge as a % of
Your investment        of offering price      your net investment
--------------------------------------------------------------------------------
Up to $50,000                5.75%                  6.10%
--------------------------------------------------------------------------------
$50,000-$99,999               4.50                   4.71
--------------------------------------------------------------------------------
$100,000-$249,999             3.50                   3.63
--------------------------------------------------------------------------------
$250,000-$499,999             2.60                   2.67
--------------------------------------------------------------------------------
$500,000-$999,999             2.00                   2.04
--------------------------------------------------------------------------------
$1 million or more    See below and next page
--------------------------------------------------------------------------------


The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load in which case you would be required to pay the difference


There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.


If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares            CDSC on shares you sell
--------------------------------------------------------------------------------
First year                                       4.00%
--------------------------------------------------------------------------------
Second or third year                              3.00
--------------------------------------------------------------------------------
Fourth or fifth year                              2.00
--------------------------------------------------------------------------------
Sixth year                                        1.00
--------------------------------------------------------------------------------
Seventh year and later                            None
                                     (automatic conversion to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
--------------------------------------------------------------------------------
First year                                       1.00%
--------------------------------------------------------------------------------
Second year and later                             None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

How to Buy Shares
Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment         below
  check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
                                            (minimum $50)
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares
Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account     Some transactions, including most for
($500 for IRAs)                          over $100,000, can only be ordered in
                                         writing with a signature guarantee; if
$50 or more for exchanges between        you're in doubt, see page 46
existing accounts
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the     o Contact your representative by the
  method that's most convenient for you    method that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions   o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of
  you want to exchange                     shares you want to sell

o the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o  To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Each fund has other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company and it has been determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.


Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


We do not issue share certificates.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs: For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

The price at which you buy shares is as follows:

Class A shares -- net asset value per share or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:


  TOTAL ASSETS - TOTAL LIABILITIES
--------------------------------------     = NAV
 TOTAL NUMBER OF SHARES OUTSTANDING


For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value has been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:


o        withdraw or suspend the offering of shares at any time


o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to certain retirement accounts or if you have an automatic investment plan, or to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders annually in December. If necessary, each fund may distribute at other times as well.


Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type: Generally taxed at ordinary income rates

-------------------------------------------------------------------------------
o  short-term capital gains from selling fund shares
-------------------------------------------------------------------------------
o  taxable income dividends you receive from a fund
-------------------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
-------------------------------------------------------------------------------

Generally taxed at capital gains rates
-------------------------------------------------------------------------------
o  long-term capital gains from selling fund shares
-------------------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
-------------------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
-------------------------------------------------------------------------------

Scudder Investments                       SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090






Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048


SCUDDER
INVESTMANTS
                                        SEC File Numbers:
                                        Scudder Large Company Value Fund811-1444
                                        Scudder Small Company Value Fund811-2021
                                        Scudder Small Company Stock Fund811-43
[SCUDDER LOGO]

                                                                     SCUDDER
                                                                     INVESTMENTS



                               Value Funds II


Prospectus


--------------------------------------------------------------------------------
                                December 1, 2002
--------------------------------------------------------------------------------

                               Scudder Large Company Value Fund
                               Class AARP and Class S Shares

                               Scudder Small Company Value Fund
                               Class S Shares

                               Scudder Small Company Stock Fund
                               Class AARP and Class S Shares






As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------








Contents
--------------------------------------------------------------------------------

How the Funds Work                            How to Invest in the Funds

     4  Scudder Large Company                  31  How to Buy, Sell and
        Value Fund                                 Exchange Class AARP Shares

    10  Scudder Small Company                  33  How to Buy, Sell and
        Value Fund                                 Exchange Class S Shares

    15  Scudder Small Company                  35  Policies You Should Know
        Stock Fund                                 About

    21  Other Policies and Risks               41  Understanding Distributions
                                                   and Taxes
    22  Who Manages and Oversees
        the Funds

    25  Financial Highlights

How the Funds Work


On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

These funds invest in common stocks, as a way of seeking growth of your investment.

Each fund has its own objective. Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

This prospectus offers two classes of shares for certain funds. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                         | Class AARP    Class S

                                          ticker symbol  | SLCOX          SCDUX

                                          fund number    | 249            049

  Scudder Large Company Value Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy


The fund seeks maximum long-term capital appreciation through a value-oriented investment approach. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of large US companies that are similar in size to the companies in the Russell 1000 Value Index (as of September 30, 2002, the Russell 1000 Value Index had a median market capitalization of $2.46 billion). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


In choosing stocks, the portfolio managers begin by using a computer model. Examining the companies in the Russell 1000 Value Index, the model seeks those whose market values, when compared to factors such as earnings, book value and sales, place them in the most undervalued 40% of companies in the Index.



--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's investments are common stocks, it may also invest up to 20% of net assets in debt securities, including convertible bonds and junk bonds, which are those below the fourth credit grade (i.e. grade BB/Ba and below). The fund may invest no more than 10% of net assets in securities rated B or lower. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

To further narrow the pool of potential stocks, the managers use bottom-up analysis, looking for companies that seem poised for business improvement, whether through a rebound in their markets, a change in business strategy or other factors. The managers also draw on fundamental investment research to assemble the fund's portfolio, looking at earnings, management and other factors of the qualifying stocks. Additionally, the managers assess the economic outlooks for various industries and the risk characteristics and potential volatility of each stock.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when the company no longer meets the fund's definition of a large company, when it reaches a target price, when its fundamental factors have changed, when the managers determine that other investments offer better opportunities or in the course of adjusting its exposure to a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the US market. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. When large company stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry or a particular size of company, any factors affecting that industry or size of company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who favor a value investment style and who are interested in broadly diversified exposure to large company stocks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, industries, economic trends, geographical areas or other matters

o    value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counter-parts, for reasons such as currency fluctuations and political and economic uncertainty

o a bond could decline in credit quality or go into default, this risk is greater with junk bonds

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o    derivatives could produce disproportionate losses

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class S shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Large Company Value Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                  Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992        7.09
1993       20.07
1994       -9.87
1995       31.64
1996       19.55
1997       32.54
1998        9.50
1999        4.66
2000       14.64
2001      -12.53


2002 Total Return as of September 30: -23.37%
For the periods included in the bar chart:
Best Quarter: 15.99%, Q4 1998                 Worst Quarter: -14.68%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                       1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                  -12.53           8.78           10.76
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                        -14.08           6.68            8.22
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                -6.44           6.93            8.26
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                -5.59          11.13           14.13
--------------------------------------------------------------------------------

                                       1 Year            Since Inception*
--------------------------------------------------------------------------------
Class AARP (Return before taxes)       -12.49                  -5.67
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                -5.59                  -1.76
--------------------------------------------------------------------------------

Index: The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less-than-average growth orientation.

* Class AARP commenced operations on October 2, 2000. Index comparisons begin September 30, 2000.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.59%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.30
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.89
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.30% paid pursuant to an Administrative Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                       1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP/S shares            $91           $284           $493        $1,096
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    | Class S

                                                    ticker symbol   | SCSUX

                                                    fund number     | 078

  Scudder Small Company Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies. These are companies that are similar in size to those in the Russell 2000 Value Index (as of September 30, 2002, the Russell 2000 Value Index had a median market capitalization of $280 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information. OTHER INVESTMENTS Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers then assemble the fund's portfolio from among the qualifying stocks, using a portfolio optimizer -- sophisticated portfolio management software that analyzes the expected return and risk characteristics of each stock and the overall portfolio.


--------------------------------------------------------------------------------

OTHER INVESTMENTS Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers diversify the fund's investments among many industries and among many companies (typically over 150 companies).

The managers will normally sell a stock when the company no longer qualifies as a small company, when the managers no longer conside it to be undervalued or when the managers believe other investments offer better opportunities.


The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the US market. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies, and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    value stocks may be out of favor for certain periods

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are looking for a fund that takes a value approach to investing in small company stocks.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses).

The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Small Company Value Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996      23.84
1997      37.01
1998      -5.54
1999     -11.85
2000      12.76
2001      15.21

2002 Total Return as of September 30: -12.86%
For the periods included in the bar chart:
Best Quarter: 18.09%, Q3 1997             Worst Quarter: -17.31%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                                                       Since
                                       1 Year         5 Years       Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                   15.21            8.27          11.02
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         15.03            7.96          10.77
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 9.26            6.63           9.11
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                14.02           11.21          13.75
--------------------------------------------------------------------------------

Index: The Russell 2000 Value Index, which measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth rates.

* Since 10/6/1995. Index comparisons begin 10/31/1995.

Total returns from inception through 1997 and for 1999 through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund's Class S shares have no sales charges or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses, and as a shareholder of Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                    None
--------------------------------------------------------------------------------
Redemption/Exchange fee, on shares owned less than a year               1.00%
(as a % of amount redeemed, if applicable)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                          0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.46
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         1.21
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.45% paid pursuant to an Administrative Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                           1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
Class S shares                     $123         $384        $665        $1,466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        |   Class AARP   Class S

                                        ticker symbol   |   ASCSX        SSLCX

                                        fund number     |   139          339

  Scudder Small Company Stock Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of September 30, 2002, the Russell 2000 Index had a median market capitalization of $283 million). The fund intends to invest in companies whose market capitalizations fall within the normal range of the Index.

In addition, the fund does not invest in securities issued by tobacco-producing companies.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.


--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests primarily in common stocks, it may invest up to 20% of net assets in US government securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers then build a diversified portfolio of attractively rated companies using analytical tools to actively monitor the risk profile of the portfolio compared to appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including:

o    focusing on companies with reasonable valuations

o diversifying broadly among industries and companies (typically over 300 companies)


o limiting the majority of the portfolio to 2% in any one issuer (other funds may invest 5% or more)


The managers will normally sell a stock when the managers believe it is too highly valued, its fundamental qualities have deteriorated, when its potential risks have increased or when the company no longer qualifies as a small company.


The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the US market. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors looking for broad exposure to small company stocks.

Other factors that could affect performance include:

o    small company stocks may be out of favor for certain periods

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class AARP shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). On July 17, 2000, the fund was reorganized from AARP Small Company Stock Fund, a series of AARP Growth Trust, into Class AARP of Scudder Small Company Stock Fund, a newly created series of Investment Trust. The performance of Class AARP in the bar chart and performance table for periods prior to July 17, 2000 reflects the performance of AARP Small Company Stock Fund.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class AARP only and may vary for Class S. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Small Company Stock Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1998     -6.24
1999     -3.53
2000     -1.89
2001      9.58

2002 Total Return as of September 30: -16.80%
For the periods included in the bar chart:
Best Quarter: 20.42%, Q4 2001             Worst Quarter: -17.20%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                              1 Year          Since Inception*
--------------------------------------------------------------------------------
Class AARP
--------------------------------------------------------------------------------
  Return before Taxes                          9.58                  5.49
--------------------------------------------------------------------------------
  Return after Taxes on Distributions          9.58                  5.43
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
  and Sale of Fund Shares                      5.83                  4.46
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                       2.49                  7.22
--------------------------------------------------------------------------------

                                              1 Year          Since Inception**
--------------------------------------------------------------------------------
Class S (Return before Taxes)                  9.58                  3.04
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                       2.49                 -0.23
--------------------------------------------------------------------------------

Index: The Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

*    Since 2/1/1997. Index comparison begins 1/31/1997.

** Class S commenced operations on July 17, 2000. Index comparison begins July 31, 2000.

Total returns from inception through 1998 and 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                      None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                            0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                  None
--------------------------------------------------------------------------------
Other Expenses*                                                           0.46
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                           1.21
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.45% paid pursuant to an Administrative Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                       1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP/S shares            $123          $384           $665        $1,466
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o The Board will provide shareholders with at least 60 days notice prior to making any changes to Scudder Large Company Value Fund and Scudder Small Company Stock Fund's 80% investment policy and Scudder Small Company Value Fund's 90% investment policy as described herein.


o Certain funds may trade securities actively. This could could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:


Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder Large Company Value Fund                       0.59%
---------------------------------------------------------------------
Scudder Small Company Value Fund                       0.75%
---------------------------------------------------------------------
Scudder Small Company Stock Fund                       0.75%
---------------------------------------------------------------------


AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder Large Company Value Fund          Scudder Small Company Value Fund and
                                          Scudder Small Company Stock Fund
  Lois Roman
  Managing Director of Deutsche Asset       David Koziol CFA, Director of
  Management and Co-Manager of the fund.    Deutsche Asset Management and
  o   Joined Deutsche Asset Management      Co-Manager of the funds.
      in 1994 and the fund in 1995.         o   Head of Global Quantitative
  o   Over 16 years of investment               Equity: New York.
      industry experience.                  o   Joined Deutsche Asset Management
  o   MBA, Columbia University Graduate         in 2001 and the funds in 2002
      School of Business.                       having previously been a
                                                principal at Barclays Global
  David Hone                                    Investors and an investment
  CFA, Director of Deutsche Asset               banker at Salomon Brothers.
  Management and Co-Manager of the fund.    o   MBA, Massachusetts Institute of
  o   Joined Deutsche Asset Management          Technology.
      in 1996 as equity analyst for the
      investment bank, having since         Michael Patchen
      served as assistant portfolio         Vice President of Deutsche Asset
      manager for US Large Cap Value        Management and Co-Manager of the
      Equity and analyst for sectors        funds.
      including consumer cyclicals,         o   Head of Global Quantitative
      consumer staples and financials,          Equities Portfolio Management:
      after eight years of experience as        New York.
      senior underwriter for Chubb & Son.   o   Joined Deutsche Asset Management
  o   Portfolio manager for US Large Cap        in 2000 and the funds in 2002
      Value Equity: New York.                   having previously managed global
  o   Joined the fund in 2002.                  mandates at AQR Capital
                                                Management and Goldman Sachs
                                                Asset Management.
                                            o   BS, Wharton Business School,
                                                University of Pennsylvania.

                                            Joshua Feuerman
                                            CFA, Managing Director of Deutsche
                                            Asset Management and Portfolio
                                            Manager of the funds.
                                            o   Director of Investment Product
                                                Strategies: New York.
                                            o   Joined Deutsche Asset Management
                                                in 1999 and the fund in 2002.
                                            o   10 years of experience at State
                                                Street Global Advisors where he
                                                served as head of international
                                                strategies, including emerging
                                                and developed markets.
                                            o   MBA, University of Chicago.

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for each fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder Large Company Value Fund -- Class AARP

----------------------------------------------------------------------------------
                                                                2002^a    2001^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                           $26.19   $29.03
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                  .27      .25
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 (5.35)      .04
----------------------------------------------------------------------------------
  Total from investment operations                             (5.08)      .29
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.16)    (.32)
----------------------------------------------------------------------------------
  Net realized gains on investment transactions                (1.69)   (2.81)
----------------------------------------------------------------------------------
  Total distributions                                          (1.85)   (3.13)
----------------------------------------------------------------------------------
Net asset value, end of period                                 $19.26   $26.19
----------------------------------------------------------------------------------
Total Return (%)                                               (20.33)   .40**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             17       16
----------------------------------------------------------------------------------
Ratio of expenses (%)                                             .89     .89*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        1.16    1.11*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        52       80
----------------------------------------------------------------------------------

^a   For the year ended July 31.

^b For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

^c   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

                                       25

Scudder Large Company Value Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended July 31,             2002     2001    2000   1999^a   1998^b  1997^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                          $26.18   $26.81  $30.05  $25.65   $28.98  $22.64
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income
  (loss)^c                         .27      .32     .33   .30^d      .36     .38
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (5.34)     2.18  (1.73)    6.38   (1.59)    8.60
----------------------------------------------------------------------------------
  Total from investment
  operations                    (5.07)     2.50  (1.40)    6.68   (1.23)    8.98
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.16)    (.32)   (.39)   (.18)    (.24)   (.16)
----------------------------------------------------------------------------------
  Net realized gains on
  investment transactions       (1.69)   (2.81)  (1.45)  (2.10)   (1.86)  (2.48)
----------------------------------------------------------------------------------
  Total distributions           (1.85)   (3.13)  (1.84)  (2.28)   (2.10)  (2.64)
----------------------------------------------------------------------------------
Net asset value, end of period  $19.26   $26.18  $26.81  $30.05   $25.65  $28.98
----------------------------------------------------------------------------------
Total Return (%)                (20.30)    8.68  (4.61)  26.79**  (4.54)   43.06
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                     1,581    2,558   2,078   2,555    1,997   2,213
----------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)             .89      .89   .95^e    .87*      .88     .93
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     .89      .89   .94^e    .87*      .88     .93
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        1.16     1.17    1.20   1.25*     1.25    1.51
----------------------------------------------------------------------------------
Portfolio turnover rate (%)         52       80      46     35*       40      43
----------------------------------------------------------------------------------

^a For the ten months ended July 31, 1999. On June 7, 1999, the Fund changed the fiscal year end from September 30 to July 31.

^b   For the year ended September 30.

^c   Based on average shares outstanding during the period.

^d Net investment income per share includes non-recurring dividend income amounting to $.05 per share.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .94% and .94%, respectively.

*    Annualized

**   Not annualized

                                       26

Scudder Small Company Value Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended July 31,            2002     2001    2000     1999^a  1998^b  1997^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                         $21.45   $16.58  $19.40   $17.65    $19.58 $13.57
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income
  (loss)^c                        .13      .04     .02      .02       .07    .01
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (.71)     4.85  (2.83)     1.90    (1.71)   6.03
----------------------------------------------------------------------------------
  Total from investment
  operations                    (.58)     4.89  (2.81)     1.92    (1.64)   6.04
----------------------------------------------------------------------------------
Less distributions from:
   Net investment income        (.09)    (.03)   (.02)    (.05)     (.02)  (.03)
----------------------------------------------------------------------------------
   Net realized gains on
   investment transactions         --       --      --    (.14)     (.30)  (.01)
----------------------------------------------------------------------------------
   Total distributions          (.09)    (.03)   (.02)    (.19)     (.32)  (.04)
----------------------------------------------------------------------------------
Redemption fees                   .01      .01     .01      .02       .03    .01
----------------------------------------------------------------------------------
Net asset value, end of period $20.79   $21.45  $16.58   $19.40    $17.65 $19.58
----------------------------------------------------------------------------------
Total Return (%)               (2.69)   29.57d  (14.43)^d10.96^d,^e(8.45) 44.67d
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                      240      221     161      294       237    123
----------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)           1.21    1.25^g  1.84^f    1.59*      1.39   1.63
----------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)           1.21   1.18^g  1.32^f    1.32*      1.39   1.50
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        .56      .21     .12     .11*       .31    .07
----------------------------------------------------------------------------------
Portfolio turnover rate (%)       157       71      29      34*        23     44
----------------------------------------------------------------------------------

^a For the eleven months ended July 31, 1999. On September 16, 1998, the Fund changed the fiscal year end from August 31 to July 31.

^b   For the year ended August 31.

^c   Based on average shares outstanding during the period.

^d   Total returns would have been lower had certain expenses not been reduced.

^e Total returns do not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.76% and 1.25%, respectively.

^g The ratios of operating expenses includes a net reduction in reorganization expenses from fiscal 2000. The ratios without this net reduction before and after expense reductions were 1.28% and 1.21%, respectively.

*    Annualized

**   Not annualized

                                       27

Scudder Small Company Stock Fund -- Class AARP

----------------------------------------------------------------------------------
 Years Ended September 30,              2002     2001     2000    1999     1998
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period  $16.06   $18.32   $17.89  $16.93   $20.02
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a       (.03)    (.06)    (.08)     .02      .01
----------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      .06   (2.20)      .53     .96   (2.98)
----------------------------------------------------------------------------------
  Total from investment operations       .03   (2.26)      .45     .98   (2.97)
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --       --    (.02)   (.02)    (.04)
----------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                            --       --       --      --    (.08)
----------------------------------------------------------------------------------
  Total distributions                     --       --    (.02)   (.02)    (.12)
----------------------------------------------------------------------------------
Net asset value, end of period        $16.09   $16.06   $18.32  $17.89   $16.93
----------------------------------------------------------------------------------
Total Return (%)                         .19   (12.34)  2.41^b    5.70   (14.91)^b
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)    37       34       48      66       97
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.21     1.23   1.86^c    1.70     1.80
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.21     1.23   1.73^c    1.70     1.75
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                             (.17)    (.32)    (.46)     .13      .07
----------------------------------------------------------------------------------
Portfolio turnover rate (%)              146       48       48      17       12
----------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.78% and 1.65%, respectively.

*    Annualized

**   Not annualized

                                       28

Scudder Small Company Stock Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended September 30,                              2002     2001     2000^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                 $16.05    $18.30   $18.50
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                      (.03)     (.06)      --^c
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                               .06    (2.19)    (.20)
----------------------------------------------------------------------------------
  Total from investment operations                      .03    (2.25)    (.20)
----------------------------------------------------------------------------------
Net asset value, end of period                       $16.08    $16.05   $18.30
----------------------------------------------------------------------------------
Total Return (%)                                        .19    (12.30)  (1.14)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   41        42       46
----------------------------------------------------------------------------------
Ratio of expenses (%)                                  1.21      1.23   1.19^d*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (.17)     (.32)   (.21)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                             146        48       48
----------------------------------------------------------------------------------

^a For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^b   Based on average shares outstanding during the period.

^c   Amount is less than $.005.

^d The ratio of operating expenses includes a one-time reduction in reorganization costs in fiscal 2000. The ratio without this reduction was 1.24%.

*    Annualized

**   Not annualized

How to Invest in the Funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions and you should follow those.

As noted earlier, there are two classes of shares of certain funds available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

================================================================================
First investment                          Additional investments
================================================================================
$1,000 or more for regular accounts       $50 minimum for regular accounts and
                                          IRA accounts

                                          $50 minimum with an Automatic
                                          Investment Plan, Payroll Deduction or
$500 or more for IRAs                     Direct Deposit
================================================================================
By mail or express mail (see below)

o For enrollment forms, call              Send a personalized investment slip or
  1-800-253-2277                          short note that includes:

o Fill out and sign an enrollment form    o fund and class name

o Send it to us at the appropriate        o account number
  address, along with an investment check
                                          o check payable to "The AARP
                                            Investment Program"
================================================================================
By wire


o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
                                            (minimum $50)
================================================================================
By phone

--                                        o Call 1-800-253-2277 for instructions
================================================================================
With an automatic investment plan

o Fill in the information required on     o To set up regular investments from
  your enrollment form and include a        a bank checking account, call
  voided check                              1-800-253-2277 (minimum $50)
================================================================================
Payroll Deduction or Direct Deposit

o Select either of these options on your  o Once you specify a dollar amount
  enrollment form and submit it. You        (minimum $50), investments are
  will receive further instructions by      automatic.
  mail.
================================================================================
Using QuickBuy

--                                        o Call 1-800-253-2277 to speak to a
                                            representative

                                          o or, to use QuickBuy on the
                                            Easy-Access Line, call
                                            1-800-631-4636 and follow the
                                            instructions on how to purchase
                                            shares
================================================================================
On the Internet

o Go to "services and forms -- How to     o Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

o Print out a prospectus and an           o Register at aarp.scudder.com
  enrollment form
                                          o Follow the instructions for buying
o Complete and return the enrollment        shares with money from your bank
  form with your check                      account
================================================================================

--------------------------------------------------------------------------------

Regular mail: The AARP Investment Program,
First Investment: PO Box 219735, Kansas City, MO 64121-9735
Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         38
existing accounts
================================================================================
By phone

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
================================================================================
Using Easy-Access Line

o Call 1-800- 631-4636 and follow the     o Call 1-800-631-4636 and follow the
  instructions                              instructions
================================================================================
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o your account number                     o your account number

o name of the fund, class and number of   o name of the fund, class and number
  shares or dollar amount you want to       of shares or dollar amount you want
  exchange                                  to redeem
================================================================================
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            an account, call 1-800-253-2277
================================================================================
Using QuickSell

--                                        o Call 1-800-253-2277
================================================================================
On the Internet

o Register at aarp.scudder.com            --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
================================================================================

 To reach us:    o Web site aarp.scudder.com

                 o Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                 o Confidential fax line 1-800-821-6234, always open

                 o TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST


Class AARP       o AARP Lump Sum Service for planning and setting up a lump
Services           sum distribution

                 o AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs

                 o AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress

                 o For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The Scudder Funds."

================================================================================
First investment                          Additional investments
================================================================================
$2,500 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$1,000 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
================================================================================
By mail or express mail (see below)

o Fill out and sign an application        Send a Scudder investment slip or
                                          short note that includes:
o Send it to us at the appropriate
  address, along with an investment check o fund and class name

                                          o account number

                                          o check payable to "The Scudder Funds"
================================================================================
By wire


o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
                                            (minimum $50)
================================================================================
By phone

--                                        o Call 1-800-SCUDDER for instructions
================================================================================
With an automatic investment plan

                                          o To set up regular investments from a
o Fill in the information on your           bank checking account, call
  application and include a voided check    1-800-SCUDDER (minimum $50)
================================================================================
Using QuickBuy

--                                        o Call 1-800-SCUDDER to speak to a
                                            representative

                                          o or, to use QuickBuy on SAIL(TM),
                                            call 1-800-343-2890 and follow the
                                            instructions on how to purchase
                                            shares
================================================================================
On the Internet

o Go to "funds and prices" at             o Call 1-800-SCUDDER to ensure you
  myScudder.com                             have electronic services

o Print out a prospectus and a new        o Register at myScudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
================================================================================

--------------------------------------------------------------------------------

Regular mail:
First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
$2,500 or more to open a new account      Some transactions, including most for
($1,000 or more for IRAs)                 over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         38
existing accounts
================================================================================
By phone or wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
================================================================================
Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o Call 1-800-343-2890 and follow the
  instructions                              instructions
================================================================================
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
================================================================================
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a Scudder account, call
                                            1-800-SCUDDER
================================================================================
Using QuickSell

--                                        o Call 1-800-SCUDDER
================================================================================
On the Internet

o Register at myScudder.com               o Register at myScudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
================================================================================

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class AARP and Class S shares. The funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).


Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation and it has been determined that it is in "good order," it will be processed at the next share price calculated.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP shares
-------------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
-------------------------------------------------------------------------

For Class S shares
-------------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at 1-800-343-2890
-------------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


We do not issue share certificates.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

How the funds calculate share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV.

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV, except that Scudder Small Company Value Fund charges a 1.00% redemption/exchange fee on shares owned less than one year. You won't be charged this fee if you're investing in an employer-sponsored retirement plan that is set up directly with Scudder. Certain other types of accounts may also be eligible for this waiver. If your employer-sponsored retirement plan is through a third-party investment provider or if you are investing through an IRA or other individual retirement plan, the fee will apply.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value has been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:


o    withdraw or suspend the offering of shares at any time


o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders and $250 for Class S retirement accounts; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to certain retirement accounts, or if you have an automatic investment plan, or to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders annually in December. If necessary, each fund may distribute at other times as well.

Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


To Get More Information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AARP Investment Program        Scudder
from Scudder Investments       Investments
(Class AARP)                   (Class S)             SEC
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C.
64121-9735                     64121-9669            20549-0102
aarp.scudder.com               myScudder.com         www.sec.gov
1-800-253-2277                 1-800-SCUDDER         1-202-942-8090




Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


SCUDDER                              SEC File Numbers:
INVESTMENTS
                                     Scudder Large Company Value Fund   811-1444
                                     Scudder Small Company Value Fund   811-2021
A Member of                          Scudder Small Company Stock Fund   811-43
Deutsche Asset Management [LOGO]

                                Investment Trust

           Scudder Small Company Stock Fund (Class A, B and C Shares)

                               Value Equity Trust

         Scudder Large Company Value Fund (Class A, B, C and I Shares)

                            Scudder Securities Trust

           Scudder Small Company Value Fund (Class A, B and C Shares)

















                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Scudder Small Company Stock Fund, a series of Investment Trust , Scudder Small Company Value Fund, a series of Value Equity Trust and Scudder Large Company Value Fund, a series of Value Equity Trust (each a "Fund" and collectively the "Funds" and each a "Trust" and collectively the "Trusts"), dated December 1, 2002 as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.


The Annual Reports to Shareholders of each Fund, dated July 31, 2002 for Scudder Large Company Value Fund and Scudder Small Company Value Fund and September 30, 2002 for Scudder Small Company Stock Fund accompany this Statement of Additional Information. They are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the combined prospectus for the Funds.

                                TABLE OF CONTENTS

                                                                          Page

INVESTMENT RESTRICTIONS.....................................................1


INVESTMENT POLICIES AND TECHNIQUES..........................................7

Investment Advisor.........................................................25
   Brokerage Commissions...................................................36
   Independent Accountants and Reports to Shareholders.....................38
   Legal Counsel...........................................................38
   Fund Accounting Agent...................................................38
   Custodian, Transfer Agent and Shareholder Service Agent.................38

PERFORMANCE................................................................39

PURCHASE AND REDEMPTION OF SHARES..........................................42

NET ASSET VALUE............................................................53

OFFICERS AND TRUSTEES......................................................54

TAXES......................................................................66

TRUST ORGANIZATION.........................................................68

FINANCIAL STATEMENTS.......................................................70

ADDITIONAL INFORMATION.....................................................70

APPENDIX...................................................................72

                             INVESTMENT RESTRICTIONS


Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund's objective will be met.




Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Each Fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

As a matter of fundamental policy, each Fund may not:

(1)      borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7) make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

The Trustees of each Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees of a Trust without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund currently does not intend to:

(a)      borrow money in an amount  greater  than 5% of its total assets  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in a Fund's registration statement which may be deemed to be borrowings;

(b) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of a Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g) lend portfolio securities in an amount greater than 5% of its total assets.


Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Master/feeder Fund Structure. The Board of Trustees of each Trust has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Scudder Small Company Stock Fund

The Fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small U.S. companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of September 30, 2002, the Russell 2000 Index had a median market capitalization of $282 million). The Fund intends to invest in companies whose market capitalizations fall within the normal range of the Index.


In pursuing its objective of long-term capital growth, the Fund normally remains substantially invested in the common stocks of small U.S. companies. Using a quantitative investment approach developed by the Deutsche Investment Management Americas Inc. (the "Advisor"), the Fund focuses on equity securities of companies with market capitalization below $2 billion and that the Advisor believes are undervalued relative to the stocks in the Russell 2000 Index. The Russell 2000 Index is a widely used measure of small stock performance. The Fund will sell securities of companies that have grown in market capitalization above this level as necessary to keep the Fund focused on small companies.


The Fund takes a diversified approach to investing. It generally limits the majority of the portfolio to no more than 2% of its total assets in any one issuer and typically invests in over 300 securities, representing a variety of U.S. industries and companies.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or non-convertible), rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may make use of financial futures contracts and related options. The Fund may purchase and sell options or futures on stock indices for hedging purposes as a temporary investment to accommodate cash flows. The Fund may also invest in reverse repurchase agreements, real estate investment trusts, covered call options, foreign securities, and foreign currency exchange contracts.

Under normal circumstances, the Fund may invest up to 5% of its assets in certain short-term fixed income securities including high-quality money market securities such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks and bankers' acceptances, although cash or cash equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may invest up to 20% of total assets in stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.

For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.


The Fund may also invest in securities of other investment companies, such as Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Composite Stock Price Index ("S&P 500 Index").


Historical Small Stock Performance. While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a longer period of time.

Scudder Small Company Value Fund


The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies. These are companies that are similar in size to those in the Russell 2000 Value Index (as of September 30, 2002, the Russell 2000 Value Index had a median market capitalization of $280 million). The Fund intends to invest in companies whose market capitalizations fall within the normal range of the Index.


The Fund  invests for  long-term  growth of capital by seeking  out  undervalued stocks of small U.S. companies. The Advisor uses a systematic, proprietary investment approach to identify small, domestic companies that, in the opinion of the Advisor, are selling at prices that do not reflect adequately their long-term business potential. These companies are often out of favor or not closely followed by investors and, as a result, may offer substantial appreciation potential over time.

The Fund takes a diversified approach to investing in small capitalization issues. The Fund will typically invest in more than one hundred and fifty small companies, representing a variety of U.S. industries.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and restricted and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter. The Fund also may
invest  up  to  20%  of  its  total   assets  in  U.S.   Treasury,   agency  and
instrumentality obligations on a temporary basis, may enter into repurchase agreements and reverse repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment leverage purposes.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Advisor deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict how long such alternate strategies may be utilized. In such cases, the Fund may hold without limit cash, high grade debt securities, without equity features, which are rated Aaa, A or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA or A by Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if unrated, are deemed by the Advisor to be of equivalent quality, and may invest in U.S. Government securities and money market instruments which are rated in the two highest categories by Moody's or S&P, or if unrated, are deemed by the Advisor to be of equivalent quality.

Value Investment Approach. The Fund is actively managed using a disciplined, value-oriented investment management approach. The Advisor uses a proprietary, computerized model to identify for investment small public U.S. companies selling at prices that, in the opinion of the Advisor, do not reflect adequately their long-term business potential. Companies purchased for the Fund typically have attractive valuations relative to the Russell 2000 Value Index, based on measures such as price-to-earnings, price-to-book value and price-to-cash flow ratios.

The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.

While this involves above-average equity risk, the Fund's value-oriented, systematic approach to investing is designed to mitigate volatility of the Fund's share price relative to the small capitalization sector of the U.S. stock market. This risk is further managed by purchasing a large number of stocks, and employing specialized portfolio management techniques, such as portfolio optimization. The Fund focuses specifically on finding undervalued stocks of small U.S. companies. Historically, small companies have been attractive because they have been sources of new technologies and services, have competed with large companies on the basis of lower labor costs and have grown faster than larger firms. Their small size has also allowed them to respond rapidly to changing business conditions. In addition, small companies have not been closely followed by as many securities analysts as larger companies, so they have rewarded some investors with the patience and knowledge to have sought them out.

Investments Involving Above-Average Risk. The Fund may purchase securities carrying above-average risk relative to larger cap stocks or fixed income investments. The Fund's shares are suitable only for those investors who can make such investments without concern for current income and who are in a financial position to assume above-average stock market risks in search of long-term rewards.

Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. To help reduce risk, the Fund allocates its investments among many companies and different industries.

The securities of small companies are often traded only over-the-counter and may not be traded in the volume typical of larger companies trading on a national securities exchange. As a result, the disposition by the Fund of holdings of such securities may require the Fund to offer a discount from recent prices or dispose of the securities over a lengthy period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Historical Small Stock Performance. While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a longer period of time.

Scudder Large Company Value Fund


The Fund seeks maximum long-term capital appreciation through a value-oriented investment approach. The Fund seeks to achieve its objective by investing, under normal circumstances, (i) at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index (as of September 30, 2002, the Russell 1000 Value Index had a median market capitalization of $2.46 billion); and (ii) up to 20% of its net assets in debt securities where capital appreciation from debt securities is expected to exceed the capital appreciation available from common stocks. The Fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. The Fund may also invest in preferred stocks consistent with its objective. Additionally, the Fund may invest in debt securities, repurchase agreements and reverse repurchase agreements, convertible securities, rights, warrants, illiquid securities, investment company securities, and may engage in strategic transactions and derivatives.

The Fund uses a value-based investment approach to pursue a range of investment opportunities, principally among larger, established U.S. companies. Given this approach, the Fund may be appropriate as a core investment holding for retirement or other long-term goals.

In seeking capital appreciation, the Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise.


Value Investment Approach. The Fund is actively managed using a disciplined, value-oriented investment management approach. The Advisor uses a proprietary, computerized model to identify for investment purposes public U.S. companies selling at prices that, in the opinion of the Advisor, do not reflect adequately their long-term business potential. Companies purchased for the Fund typically have attractive valuations relative to the Russell 1000 Value Index -- a widely used benchmark of large cap stock performance.

The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.


Market misconceptions, temporary bad news, and other factors may cause a security to be out of favor in the stock market and to trade at a price below its potential value. Accordingly, the prices of such securities can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential. These "undervalued" securities can provide the opportunity for above-average market performance.

Investments in common stocks have a wide range of characteristics, and the management of the Fund believes that opportunity for long-term capital appreciation may be found in all sectors of the market for publicly traded equity securities. Thus the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares, that the Fund will not concentrate its investments in any particular industry. However, the Fund reserves the right to invest up to, but less than, 25% of its total assets (taken at market value) in any one industry. The use of this tactic is, in the opinion of management, consistent with the Fund's flexible approach of seeking to maximize long-term growth of capital.


The Fund's investment flexibility enables it to pursue investment value in all sectors of the stock market, including:


         o companies that generate or apply new technologies, new and improved distribution techniques or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;

         o companies that own or develop natural resources, such as energy exploration companies;

         o        companies that may benefit from changing  consumer demands and
                  lifestyles,   such  as  financial  service  organizations  and
                  telecommunications companies;

         o foreign companies, including those in countries with more rapid economic growth than the U.S; and

         o companies whose earnings are temporarily depressed and are currently out of favor with most investors.

The Fund may purchase, for capital appreciation, investment-grade debt securities including zero coupon bonds. Investment-grade debt securities are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Fund's investment advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.


The Fund may invest up to 20% of its net assets in debt securities which are rated below investment-grade, commonly referred to as "junk bonds," (that is, rated below Baa by Moody's or below BBB by S&P), and unrated securities of comparable quality in the Advisor's judgment, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P and may invest in securities which are rated as low as C by Moody's or D by S&P. Securities rated B or lower involve a high degree of speculation with respect to the payment of principal and interest and those securities rated C or D may be in default with respect to payment of principal or interest. (See "High Yield, High Risk Securities.")


The Fund is limited to 5% of its net assets for initial margin and premium amounts on futures positions considered speculative by the Commodities Futures Trading Commission.

The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also engage in reverse repurchase agreements. Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes.

For temporary defensive purposes, the Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments (rated in the two highest categories by Moody's or S&P) and high grade debt securities without equity features (rated Aaa, Aa, or a by Moody's Investors Services, Inc.). In such a case, the Fund would not be pursuing, and may not achieve, its investment objective.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Fund's portfolio assets. The
Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Funds, but, to the extent employed, could from time to time have a material impact on a Fund's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Fund based on its investment restrictions, as described herein, and in the Funds' applicable prospectus.

Borrowing. While the Trustees do not currently intend for a fund to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a fund's volatility and the risk of loss in a declining market. Borrowing by a fund will involve special risk considerations. Although the principal of a fund's borrowings will be fixed, a fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. A fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).


Debt Securities. A fund may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. A fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor.


The principal risks involved with investments in bonds include interest rate risk, credit risk and pre-payment risk. Interest rate risk refers to the likely decline in the value of bonds as interest rates rise. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment. Pre-payment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Pre-payment rates usually increase when interest rates are falling.

Depositary Receipts. A fund may invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of a fund's investment policies, a fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, a fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.


A fund will not use dollar rolls for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions. A fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls are treated for purposes of the 1940 Act as borrowings of a fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund interest on its borrowing. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund's use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

Foreign Securities. Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect a fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

High Yield/High Risk Bonds. A fund may purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a fund's ability to dispose of particular issues and may also make it more difficult for a fund to obtain accurate market quotations for purposes of valuing a fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a fund's investment objective by investment in such securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of a fund to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.


Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.


Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.


A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.


A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.


Interfund Borrowing and Lending Program. The Funds have received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investing in Emerging Markets. A fund's investments in foreign securities may be in developed countries or in countries considered by a fund's Advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Advisor believes that these characteristics may be expected to continue in the future.

Most emerging securities markets have substantially less volume and are subject to less governmental supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a fund of any restrictions on investments.

In the course of investment in emerging markets, the fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While a fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause a fund to suffer a loss of value in respect of the securities in a fund's portfolio.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund's securities in such markets may not be readily available. A fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly if a fund believes that appropriate circumstances exist, it may apply to the SEC for a determination that an emergency is present. During the period commencing from a fund's identification of such condition until the date of the SEC action, a fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of a fund's Board.

Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

A fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a fund defaults, a fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by a fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which the fund makes its investments. A fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to a fund or to entities in which a fund has invested. The Advisor will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging markets have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the fund's assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Investment Company Securities. A fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index. There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the component securities of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.


MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(SM): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


Investment of Uninvested Cash Balances. A fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act
(collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a fund in shares of the Central Funds will be in accordance with a fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the 1940 Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a fund's ability to manage Uninvested Cash.


A fund will invest Uninvested Cash in Central Funds only to the extent that a fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.

IPO Risk. Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a fund's portfolio as the fund's assets increase (and thus have a more limited effect on the fund's performance).

Lending of Portfolio Securities. A fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Micro-Cap Company Risk. While, historically, micro-capitalization company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. There can be no assurance that this will continue to be true in the future. Micro-capitalization companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of micro-capitalization company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because micro-capitalization companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.


Some of the companies in which a fund may invest, may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The securities of micro-capitalization companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.


Participation Interests. A fund may purchase from financial institutions participation interests in securities in which a fund may invest. A participation interest gives a fund an undivided interest in the security in the proportion that a fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by a fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which a fund may invest. For certain participation interests, a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of a fund's participation interests in the security, plus accrued interest. As to these instruments, a fund generally intends to exercise its right to demand payment only upon a default under the terms of the security.

Privatized Enterprises. A fund may invest in foreign securities which may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. The fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which the fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Real Estate Investment Trusts ("REITs"). REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.


Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of a fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Repurchase Agreements. A fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a fund) acquires a security (for purposes of this section, "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by a fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. A fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. A fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield.

Small Company Risk. The Advisor believes that many small companies may have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Strategic Transactions and Derivatives. A fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and

Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


A fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. The fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the fund's limitation on investing no more than 15% of its net assets in illiquid securities.


If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale of put options can also provide income.


A fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the fund must be

"covered" (i.e., the fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the fund will receive the option premium to help protect it against loss, a call sold by the fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

A fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A fund will not sell put options if, as a result, more than 50% of a fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. A fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. A fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. A fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the fund has or in which the fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the fund's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the fund is engaging in proxy hedging. If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Euro. The implementation of the Euro may result in uncertainties for European securities and the operation of a fund. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union
(EMU). Implementation of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which would not otherwise occur. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999. The Advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities in general.

Eurodollar Instruments. A fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Combined Transactions. A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. The fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


Tax-Exempt Custodial Receipts (Small Company Stock Fund). Tax-exempt custodial receipts (the "Receipts") evidence ownership in an underlying bond that is deposited with a custodian for safekeeping. Holders of the Receipts receive all payments of principal and interest when paid on the bonds. Receipts can be purchased in an offering or from a financial counterparty (typically an investment bank). To the extent that any Receipt is illiquid, it is subject to a fund's limit on illiquid securities.

Trust Preferred Securities. Trust Preferred Securities are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to a fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.


If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as a fund, would be required to accrue daily for Federal income tax purposes their share of the stated interest and the de minimis OID on the debentures (regardless of whether the fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the fund, to sell their holdings.


U.S. Government Securities. U.S. Treasury securities, backed by the full faith and credit of the U.S. Government, include a variety of securities which differ in their interest rates, maturities and times of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

U.S. Government agencies and instrumentalities which issue or guarantee securities include, for example, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Home Loan Mortgage Corporation, the Fannie Mae, the Small Business Administration and the Federal Farm Credit Bank. Obligations of some of these agencies and instrumentalities, such as the Export-Import Bank, are supported by the full faith and credit of the United States; others, such as the securities of the Federal Home Loan Bank, by the ability of the issuer to borrow from the Treasury; while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to the latter group of U.S. Government instrumentalities, as it is not obligated to do so.

Interest rates on U.S. Government obligations which a fund may purchase may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting the current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments tend to reduce fluctuations in the market value of the securities.

Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a fund were not exercised by the date of its expiration, the fund would lose the entire purchase price of the warrant.

When-Issued Securities. A fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a fund to the issuer and no interest accrues to a fund. When a fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, a fund would earn no income. While such securities may be sold prior to the settlement date, a fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. A fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.



                               INVESTMENT ADVISOR


Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM is the investment advisor for each Fund. Under the supervision of the Board of Trustees of each Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Funds' investment decisions, buys and sells securities for the Funds and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages each Fund's daily investment and business affairs subject to the policies established by each Trust's Board of Trustees. The Trustees have overall responsibility for the management of each Fund under Massachusetts law.

Pursuant to an investment management agreement (the "Agreement") with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.


The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.


The current Agreements, dated April 5, 2002 for each Fund, were last approved by the Trustees on August 12, 2002. Each Agreement continued in effect until September 30, 2002 and continues from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust ("Non-interested Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of each Fund.


The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.


Under each Agreement, the Advisor regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to each Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of each Trust may from time to time establish. The Advisor also advises and assists the officers of each Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each Fund's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as each Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget;
processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees of a Fund affiliated with the Advisor and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the Fund, subject to their individual consent to serve and to any limitations imposed by law.


Scudder Small Company Value Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500 million of average daily net assets and 0.70% of net assets thereafter. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Scudder Small Company Stock Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500 million of average daily net assets and 0.70% for the next $500 million of net assets and 0.65% thereafter. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Prior to July 17, 2000 Scudder Small Company Stock Fund was considered an "AARP Fund," and for investment management services the Fund paid the Advisor a monthly fee consisting of a base fee and an individual fund fee. The base fee was based on average daily net assets of all AARP Funds, as follows:

              Program Assets                  Annual Rate at Each
              (Billions)                          Asset Level
              ----------                          -----------

              First $2                                 0.35%
              $2-$4                                    0.33
              $4-$6                                    0.30
              $6-$8                                    0.28
              $8-$11                                   0.26
              $11-$14                                  0.25
              Over $14                                 0.24

All AARP Funds paid a flat individual fund fee monthly based on the average daily net assets of that Fund. The individual Fund fees for AARP Small Company Stock Fund was 0.55%.

Prior to February 6, 2001, Scudder Large Company Value Fund paid the Advisor an advisory fee at an annual rate of 0.600% for the first $1.5 billion of average daily net assets; 0.575% for the next $500 million of net assets; and 0.550% on net assets in excess of $2 billion, payable monthly, provided the Fund made such interim payments as were requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


After February 6, 2001, the Scudder Large Company Value Fund pays the Advisor an advisory fee at the annual rate of 0.600% for the first $1.5 billion of average daily net assets; 0.575% for the next $500 million of net assets; 0.550% for the next $1.0 billion of net assets; 0.525% for the next $1.0 billion of net assets; 0.500% for the next $1.0 billion of net assets; and 0.475% of net assets in excess of $5 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The Advisor agreed to temporarily waive and reimburse certain operating expenses of Scudder Small Company Value Fund for the fiscal years ended July 31, 2000 and July 31, 2001 and Scudder Small Company Stock Fund for the fiscal year ended September 30, 2000.


The advisory fees paid by each Fund for its last three fiscal years are shown in the table below.


                                                                                                $ Amount of
                                                                                             Reimbursement or
                                                                                             Waiver for Fiscal
Fund                                         Fiscal 2002     Fiscal 2001     Fiscal 2000         Year 2002
----                                         -----------     -----------     -----------         ---------

Scudder Small Company Stock Fund*          $701,048        $633,762        $448,478                  $0
Scudder Small Company Value Fund**         $1,884,688      $1,235,494      $521,792                  $0
Scudder Large Company Value Fund**         $12,886,371     $13,837,068     $13,995,880               $0


*        Fiscal year end for Scudder Small Company Stock Fund is September 30.

** Fiscal year end for Scudder Small Company Value Fund and Scudder Large Company Value Fund is July 31.


Under its Agreement each Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.


Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, each Trust, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in a Trust's investment products and services. The term "Scudder Investments" is the designation given to the services provided by Deutsche Investment Management Americas Inc. and its affiliates to the Scudder Mutual Funds.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of each Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.


None of the officers or Trustees of a Fund may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.


The term Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

AMA InvestmentLink(SM) Program

Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Code of Ethics


The Trusts, the Advisor and the Funds' principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Administrative Agreements


Each Fund has entered into an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.475% for Class A, 0.525% for Class B and 0.500% for Class C of the average daily net assets of the applicable class for Scudder Small Company Stock Fund; 0.475% for Class A, 0.525% for Class B and 0.500% for Class C of the average daily net assets of the applicable class for Scudder Small Company Value Fund; and 0.325% for Class A, 0.375% for Class B, 0.350% for Class C and 0.10% for Class I of the average daily net assets of the applicable class for Scudder Large Company Value Fund. One effect of this arrangement is to make each Fund's future expense ratio more predictable. However, the Funds will not benefit from economies of scale derived from increases in assets.

Administrative Fees paid by each Fund are set forth below:

For Scudder Small Company Stock Fund, for the year ended September 30, 2002, the Administrative Fees charged to Class A, Class B and Class C were as follows:

                                             Unpaid at               Unpaid at               Unpaid at
                                         September 30, 2002     September 30, 2002     September 30, 2002
  Class A     Class B    Class C             Class A                  Class B                Class C
  -------     -------    -------             -------                  -------                -------

  $3,553      $2,343       $481               $550                     $427                     $70

For  Scudder  Small  Company  Value Fund for the year ended July 31,  2002,  the
Administrative Fees charged to Class A, Class B and Class C were as follows:

                                             Unpaid at              Unpaid at               Unpaid at
                                           July 31, 2002          July 31, 2002           July 31, 2002
  Class A      Class B    Class C            Class A                 Class B                 Class C
  -------      -------    -------            -------                 -------                 -------

   $1,988      $1,676       $427              $770                    $547                    $167

For Scudder Large Company Value Fund for the year ended July 31, 2002, the Administrative Fees charged to Class A, Class B, Class C and Class I were as follows:

                                                  Unpaid at         Unpaid at          Unpaid at         Unpaid at
                                                July 31, 2002     July 31, 2002      July 31, 2002     July 31, 2002
  Class A      Class B    Class C    Class I       Class A           Class B            Class C           Class I
  -------      -------    -------    -------       -------           -------            -------           -------

  $303,979    $123,648    $39,514    $26,807       $23,762           $9,329             $3,127            $1,888

Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Funds pursuant to separate agreements with each Fund.

The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay most other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.


Each Administrative Agreement is for an initial term ending September 30, 2003, subject to earlier termination by the Board, and will continue in effect on an annual basis thereafter, provided that such continuance is approved at least annually by a majority of the Trustees, including the Non-interested Trustees. The Agreement may be terminated at any time by the Board upon 60 days' notice. The Agreement may be terminated by the Advisor on or after September 30, 2003 upon 60 days' notice. The fee payable by each Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from each Fund's custodian for cash balances.




Certain expenses of each Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.


Principal Underwriter and Administrator. Pursuant to an Underwriting and Distribution Services Agreement ("Distribution Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter, distributor and administrator for the Class A, Class B, Class C and Class I shares of each Fund as applicable and acts as agent of each Fund in the continuous offering of its shares. The Distribution Agreement for each Fund, dated April 5, 2002 was last approved by the Trustees on August 12, 2002. Each Distribution Agreement had an initial term ending September 30, 2002 and continues from year to year so long as its continuance is approved for each class at least annually by a vote of the Board of Trustees of each Fund, including the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution Agreement.

Each Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by each Fund or by SDI upon 60 days' notice. Termination by each Fund with respect to a class may be by vote of (i) a majority of the Board members who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution Agreement, or (ii) a "majority of the outstanding voting securities" of the class of each Fund, as defined under the 1940 Act. All material amendments must be approved by the Board of Trustees in the manner described above with respect to the continuation of the Agreement. The provisions concerning continuation, amendment and termination of a Distribution Agreement are on a series by series and class by class basis.

SDI bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. The Funds pay the cost for the prospectus and shareholder reports to be typeset and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. As indicated under "Purchase of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Funds' shares. SDI receives no compensation from the Funds as principal underwriter for Class A shares. SDI receives compensation from the Funds as principal underwriter for Class B and Class C shares.


Shareholder and administrative services are provided to each Fund on behalf of Class A, Class B and Class C shareholders under a Shareholder Services Agreement (the "Services Agreement") with SDI. The Services Agreement continues in effect from year to year so long as such continuance is approved for the Fund at least annually by a vote of the Board of the applicable Fund, including the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement. The Services Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by SDI upon 60 days' notice. Termination with respect to the Class A, B or C shares of a Fund may be by a vote of (i) the majority of the Board members of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement, or (ii) a "majority of the outstanding voting securities" of the Class A, B or C shares, as defined under the 1940 Act. The Services Agreement may not be amended for a class to increase materially the fee to be paid by the Fund without approval of a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.

Under the Services Agreement, SDI may provide or appoint various broker-dealer firms and other service or administrative firms ("firms") to provide information and services to investors in a Fund. Typically, SDI appoints firms that provide services and facilities for their customers or clients who are investors in a Fund. Firms appointed by SDI provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a Fund, providing assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation.


SDI bears all of its expenses of providing those services pursuant to the Services Agreement, including the payment of a service fee to firms (as defined above). As indicated under the Rule 12b-1 Plan, SDI receives compensation from the Funds for its services under the Services Agreement.


Rule 12b-1 Plans

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (each a "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution services for those classes. Pursuant to each Rule 12b-1 Plan, shareholder and administrative services are provided to the applicable Fund on behalf of its Class A, B and C shareholders under each Fund's Services Agreement with SDI. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The Rule 12b-1 distribution plans for Class B and Class C shares provide alternative methods for paying sales charges and may help funds grow or maintain asset levels to provide operational efficiencies and economies of scale. Rule 12b-1 service plans provide compensation to SDI or intermediaries for post-sales servicing. Since each Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution and services for those classes, the agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Distribution Agreement may not be amended to increase the fee to be paid by a Fund with respect to a class without approval by a majority of the outstanding voting securities of such class of the Fund. Similarly, the Services Agreement is approved and reviewed separately for the Class A shares, Class B shares and Class C shares in accordance with Rule 12b-1.

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable Fund to make payments to SDI pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by SDI other than fees payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

Distribution Services. For its services under the Distribution Agreement, SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges paid with respect to Class B shares. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the Distribution Agreement, SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. This fee continues until terminated by SDI or the applicable Fund. SDI also receives any contingent deferred sales charges paid with respect to Class C shares.

Shareholder Services. For its services under the Services Agreement, SDI receives a shareholder services fee from each Fund under a Rule 12b-1 Plan, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, B and C shares of that Fund.

With respect to Class A Shares of a Fund, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares of a Fund, commencing with the month after investment. With respect to Class B and Class C Shares of a Fund, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares of the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of SDI. In addition SDI may, from time to time, pay certain firms from it own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for a Fund. Currently, the shareholder services fee payable to SDI is payable at an annual rate of up to 0.25% of net assets based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% of net assets based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on a Fund's records. The effective shareholder services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is held in accounts for which a firm of record provides shareholder services. The Board of each Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all Fund assets in the future.

Expenses of the Funds paid in connection with the Rule 12b-1 Plans for each class of shares are set forth below. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.

                                                            Shareholder Services Fees under
                                                    Rule 12b-1 for Fiscal Year Ended July 31, 2002*
                                                    -----------------------------------------------
                                   Shareholder
                                     Services              Shareholder          Shareholder Service      Shareholder
                                   Fees Paid by            Service Fees         Fees Paid by SDI to      Service Fees
Fund                                Fund to SDI       Paid by SDI to Firms**      Affiliated Firms     Retained by SDI
-----                               -----------       --------------------        ----------------     ---------------

Small Company Stock Fund
--------------------------------

Class A                               $1,872               $1,758                      $28                     $86


Small Company Value Fund
--------------------------------

Class A                               $1,047                    $560                       $2                $485


Large Company Value Fund
--------------------------------

Class A                              $187,079               $190,003                  $23,416                  $0

*        For fiscal year end September 30, 2002 for Small Company Stock Fund.


**       Including affiliated firms.

A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended July 31, 2002, SDI received $5,512.

----------------------------------------------------------------------------------------------------------
                                   Compensation to Underwriter and Firms
                                 for Fiscal Year Ended September 30, 2002
----------------------------------------------------------------------------------------------------------
                                                           Contingent
                                Rule 12b-1   Compensation   Deferred       Compensation     Compensation
                                Fees Paid      Retained    Sales Charge   Paid by SDI to   Paid by SDI to
Fund                              to SDI        by SDI     Paid to SDI         Firms      Affiliated Firms
----                              ------        ------     -----------         -----      ----------------

Scudder Small Company Stock
Fund
     Class B                     $4,465        $3,665        $8,191            $800               $0
     Class C                       $960          $383            $5            $577               $0


----------------------------------------------------------------------------------------------------------
                                   Compensation to Underwriter and Firms
                                    for Fiscal Year Ended July 31, 2002
----------------------------------------------------------------------------------------------------------
                                                           Contingent
                                Rule 12b-1  Compensation   Deferred       Compensation     Compensation
                                Fees Paid      Retained    Sales Charge   Paid by SDI to   Paid by SDI to
Fund                              to SDI        by SDI     Paid to SDI         Firms      Affiliated Firms
----                              ------        ------     -----------         -----      ----------------

Scudder Small Company Value
Fund
     Class B                      $3,085        $2,661        $137            $424              $0
     Class C                        $764          $559          $2            $205              $0

Scudder Large Company Value
Fund
     Class B                    $327,855      $271,329      $84,447        $56,451             $75
     Class C                    $113,205       $55,680       $2,945        $57,322            $203



--------------------------------------------------------------------------------------------
                                      Other Distribution Expenses Paid by Underwriter
                                         for Fiscal Year Ended September 30, 2002
--------------------------------------------------------------------------------------------

                                Advertising               Marketing     Misc.
                                    and      Prospectus  and Sales    Operating   Interest
Fund                             Literature   Printing    Expenses    Expenses    Expense
----                             ----------   --------    --------    --------    -------

Scudder Small Company Stock
Fund
     Class B                      $677         $111        $504        $325        $509
     Class C                      $188         $32         $147        $105        $0


--------------------------------------------------------------------------------------------
                                      Other Distribution Expenses Paid by Underwriter
                                            for Fiscal Year Ended July 31, 2002
--------------------------------------------------------------------------------------------

                                Advertising               Marketing     Misc.
                                    and      Prospectus  and Sales    Operating   Interest
Fund                             Literature   Printing    Expenses    Expenses    Expense
----                             ----------   --------    --------    --------    -------

Scudder Small Company Value
Fund
     Class B                      $557         $152        $697        $329       $200
     Class C                      $492         $140        $667        $355       $0

Scudder Large Company Value
Fund
     Class B                      $6,189       $1,979      $11,213     $4,177     $132,853
     Class C                      $5,171       $1,580      $9,059      $3,357     $0


The following table shows the aggregate amount of underwriting commissions paid to SDI, the amount in commissions it paid out to brokers and the amount of underwriting commissions retained by SDI.

                                                                              Aggregate
                                           Aggregate       Aggregate      Commissions Paid       Aggregate
                                             Sales        Commissions            to             Commissions
Fund                       Fiscal Year    Commissions    Paid to Firms    Affiliated Firms    Retained by SDI
----                       -----------    -----------    -------------    ----------------    ---------------


Scudder Small Company
Stock Fund
     Class A                  2002          $9,000           $7,000              $0               $2,000
                              2001*             $0               $0              $0                   $0

Scudder Small Company
Value Fund
     Class A                  2002**        $6,000           $4,000              $0               $2,000


Scudder Large Company
Value Fund
     Class A                  2002         $74,000          $59,000              $0              $15,000
                              2001*        $11,000           $9,000              $0               $2,000


* For the period June 25, 2001 (commencement of sale of Class A shares ) to July 31, 2001.

** For the period December 3, 2001  (commencement of sale of Class A shares ) to
   July 31, 2002.

Certain directors/trustees or officers of the Funds are also directors or officers of the Advisor or SDI, as indicated under "Officers and Trustees."

Brokerage Commissions

Allocations of brokerage may be placed by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research services to the Advisor or a Fund. The term "research services", includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund or of other Funds managed by the Advisor or its affiliates. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.


Scudder Small Company Stock Fund: For the fiscal years ended September 30, 2000, September 3, 2001 and September 30, 2002, the Fund paid aggregate brokerage commissions of $78,436, $72,496 and $238,077.

Scudder Small Company Value Fund: For the fiscal years ended July 31, 2000, July 31, 2001 and July 31, 2002, the Fund paid aggregate brokerage commissions of $261,189, $256,916 and $786,147.


Scudder Large Company Value Fund: For the fiscal years ended July 31, 2000, July 31, 2001 and July 31, 2002, the Fund paid aggregate brokerage commissions of $2,586,082, $4,351,638 and $3,821,872.

                                  Percentage of          Percentage of        Dollar Amount of     Dollar Amount of
                               Commissions Paid to  Transactions Involving  Commissions Paid to      Transactions
                                    Affiliated        Commissions Paid to       Brokers for          Allocated for
Name of Fund                         Brokers          Affiliated Brokers     Research Services     Research Services
------------                         -------          ------------------     -----------------     -----------------


Scudder Small Company Stock
Fund                                    $0                    $0                   $222,551          $249,322,407
Scudder Small Company Value
Fund                                    $0                    $0                   $709,574          $711,734,711
Scudder Large Company Value
Fund                                    $0                    $0                 $2,812,878        $1,956,229,306


Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.

Portfolio turnover rates for the two most recent fiscal periods are as follows:

Scudder Small Company Stock Fund: For the fiscal year ended September 20, 2001 and the fiscal year ended September 30, 2002, the Fund's portfolio turnover rate was 48% and 146%, respectively. The portfolio turnover rate for the Fund increased for the fiscal year ended September 30, 2002, in response to changes in market conditions which created an unusually volatile market.

Scudder Small Company Value Fund: For the fiscal year ended July 31, 2001 and the fiscal year ended July 31, 2002, the Fund's portfolio turnover rate was 71% and 157%, respectively. The portfolio turnover rate for the Fund increased for the fiscal year ended July 31, 2002 in response to changes in market conditions which created an unusually volatile market

Scudder Large Company Value Fund: For the fiscal year ended July 31, 2001 and the fiscal year ended July 31, 2002, the Fund's portfolio turnover rate was 80% and 52%, respectively.

Independent Accountants and Reports to Shareholders


The financial highlights of each Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109, serves as legal counsel to each Fund.

Fund Accounting Agent


Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining net asset value per share and maintaining the portfolio and general accounting records for the Funds. Prior to the implementation of the Administrative Agreement, the Funds paid SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.075% of such assets in excess of $150 million and less than $1 billion and 0.045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.


Scudder Small Company Stock Fund

For the fiscal year ended September 30, 2000, the amount charged to the Fund by SFAC aggregated $43,006. Effective October 2, 2000, the amounted charged to the Fund by SFAC was paid by the Advisor in accordance with the Administrative Agreement.

Scudder Small Company Value Fund

For the fiscal year ended July 31, 2000, the amount charged to the Fund by SFAC aggregated $71,632. Prior to August 28, 2000, the amount charged to the Fund by SFAC aggregated $7,357. Effective August 28, 2000, the amounted charged to the Fund by SFAC was paid by the Advisor in accordance with the Administrative Agreement.

Scudder Large Company Value Fund

For the fiscal year ended July 31, 2000, the amount charged to the Fund by SFAC aggregated $168,934. Prior to October 2, 2000, the amount charged to the Fund by SFAC aggregated $28,245. Effective October 2, 2000, the amount charged to the Fund by SFAC was paid by the Advisor in accordance with the Administrative Agreement.

In accordance with the Administrative Agreement, the above fees are now paid by the Advisor.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts, 02110, as custodian has custody of all securities and cash of the Funds held outside the United States. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds.

Scudder Investments Service Company (SISC), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for each Fund's Class A, B, C and I shares. Prior to the implementation of the Administrative Agreement, SISC received as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.

These fees are now paid by the Advisor pursuant to the Administrative Agreement.

Each Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

                                   PERFORMANCE

Performance information is based on historical earnings and is not intended to indicate future performance. Performance will vary based on factors such as changes in market conditions and the level of expenses.

Unless otherwise indicated, Class A performance information includes the effect of the maximum initial sales charge and Class B and Class C performance information includes the effect of the maximum contingent deferred sales charge.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

T          =         Average Annual Total Return
P          =         a hypothetical initial investment of $1,000
N          =         number of years
ERV        =         ending  redeemable  value:  ERV is the  value,  at the  end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

       Average Annual Total Returns for the Period Ended July 31, 2002(1)
                       (Adjusted for Maximum Sales Charge)

                                                        1 Year        5 Years        10 Years      Life of Fund/Class
                                                        ------        -------        --------      ------------------

Scudder Large Company Value Fund -- Class A             -25.07%         -1.06%          8.33%              n/a
Scudder Large Company Value Fund -- Class B             -23.38%         -0.82%          8.10%              n/a
Scudder Large Company Value Fund -- Class C             -21.14%         -0.66%          8.13%              n/a
Scudder Large Company Value Fund -- Class I(2)          -20.16%          n/a             n/a             -19.50%

                                                            1 Year           5 Years        Life of Fund/Class
                                                            ------           -------        ------------------

Scudder Small Company Value Fund -- Class A(3)(4)            -8.52%            0.87%                8.13%
Scudder Small Company Value Fund -- Class B(3)(4)            -6.55%            1.07%                8.22%
Scudder Small Company Value Fund -- Class C(3)(4)            -3.66%            1.28%                8.25%


(1) Because Class A, B and C shares were not introduced until June 25, 2001 for Large Company Value Fund and December 3, 2001 for Small Company Value Fund, the returns for Class A, B and C shares for the period prior to their introduction are based upon the performance of Class S shares.


(2)      Commencement of sales for Class I shares is June 25, 2001.

(3)      The Fund commenced operations on October 6, 1995.

(4) If the Advisor had not maintained expenses, total returns would have been lower.

As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund or class will vary based on changes in market conditions and the level of the Fund's and classes' expenses.

    Average Annual Total Returns for the Period Ended September 30, 2002(1)
                       (Adjusted for Maximum Sales Charge)

                                                            1 Year              5 Years          Life of Fund(2)
                                                            ------              -------          ------------


Scudder Small Company Stock Fund -- Class A(3)             -5.87%              -5.53%               0.05%
Scudder Small Company Stock Fund -- Class B(3)             -3.97%              -5.38%               0.10%
Scudder Small Company Stock Fund -- Class C(3)             -1.00%              -5.17%               0.30%

(1) Because Class A, B and C shares were not introduced until June 25, 2001, the returns for Class A, B and C shares for the period prior to their introduction are based upon the performance of Class AARP shares. On July 17, 2000, the Fund was reorganized from AARP Growth Trust into a newly created series of Investment Trust.


(2)      The Fund commenced operations on February 1, 1997.


(3) If the Advisor had not maintained expenses, total returns would have been lower.


As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund or class will vary based on changes in market conditions and the level of the Fund's and classes' expenses.

After-tax returns are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes.

          Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD

Where:

P          =         a hypothetical initial investment of $1,000
T          =         average annual total return (after taxes on distributions)
n          =         number of years
ATVD       =         ending value of a hypothetical $1,000 payment made at the
                     beginning  of the 1-, 5-, or 10-year
                     periods at the end of the 1-, 5-, or 10-year  periods
                     (or   fractional   portion),   after  taxes  on  fund
                     distributions but not after taxes on redemptions

Average annual total returns (after taxes on distributions) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class's expenses.

   Average Annual Total Returns (After Taxes on Distributions and Redemption)

                                 P(1+T)^n = ATVDR

Where:

P           =       a hypothetical initial investment of $1,000
T           =       average annual total return (after taxes on distributions
                    and redemption)
n           =       number of years
ATVDR       =       ending value of a  hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions

Average annual total returns (after taxes on distributions and redemption) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions and redemption) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

                     Aggregate Total Returns (Before Taxes)


A Fund, when advertising aggregate total return before taxes for a class of its shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                          Aggregate Return = (ERV) - 1
                                              ---
                                               P

Where:

P           =       a hypothetical initial investment of $1,000
ERV                 = ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The  calculation  for aggregate total returns before taxes is made assuming that
(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge at the end of the measuring period.

Comparison of Fund Performance

Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, in marketing and other Fund literature, members of the Board and officers of a Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund may be advertised as an investment choice in Scudder's college planning program.

A Fund and its performance may be compared to other types of mutual funds and to other investment products with different features and risks, such as bank products that insure principal.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund.

                        PURCHASE AND REDEMPTION OF SHARES

General Information


Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.


A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of a Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").


The quarterly subminimum account policy applies to all accounts in a household. In addition, the fee will not apply to accounts enrolled in an automatic investment program, IRAs or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.


Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's transfer agent, Transfer Agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from a Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless a Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.


QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. A Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Each Fund may waive the minimum for purchases by trustees, directors, officers or employees of a Fund or the Advisor and its affiliates.


It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The funds also reserve the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.


Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and the prospectus, SDI may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of a Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other Funds underwritten by SDI.

SDI may re-allow to dealers up to the full applicable Class A sales charge during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act. SDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege and one of the three following compensation schedules up to the following amounts:

          Compensation Schedule #1(1)               Compensation Schedule #2(2)      Compensation Schedule #3(2)(3)
          ---------------------------               ---------------------------      ------------------------------
                                       As a                                                                As a
                                  Percentage of                        As a                             Percentage
            Amount of                  Net          Amount of    Percentage of Net    Amount of           of Net
           Shares Sold             Asset Value     Shares Sold      Asset Value      Shares Sold       Asset Value
           -----------             -----------     -----------      -----------      -----------       -----------

                                       44

$1 million to $5 million              1.00%      Under                 0.75%       Over $15 million   0.25% - 0.50%
                                                 $15 million
Over $5 million to $50 million        0.50%            --               --               --                --
Over $50 million                      0.25%            --               --               --                --

(1) The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to below.

(2) Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. When a plan's assets grow to exceed $15 million, the Plan Sponsor must contact their Client Relationship Manager to discuss a conversion to Compensation Schedule #3.


(3) Compensation Schedule 3 is based on individual plan underwriting criteria. In most cases, the investment dealers are compensated at a rate of 0.25%. However, certain underwriting factors, such as the number of enrollment and education meetings conducted by Scudder staff the number of non-Scudder funds the plan chooses and the per participant record keeping fee, can increase the fee paid up to 0.50%.


The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by a Fund for services as distributor and principal underwriter for Class B shares. SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently pays firms for sales of Class C shares of distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by a Fund for services as distributor and principal underwriter for Class C shares.

Class A Purchases. The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                          Sales Charge
                                                                          ------------
                                                                                         Allowed to Dealers
                                             As a Percentage     As a Percentage of     as a Percentage of
Amount of Purchase                          of Offering Price     Net Asset Value*         Offering Price
------------------                          -----------------     ----------------         --------------

Less than $50,000                                   5.75%                 6.10%                 5.20%
$50,000 but less than $100,000                      4.50                  4.71                  4.00
$100,000 but less than $250,000                     3.50                  3.63                  3.00
$250,000 but less than $500,000                     2.60                  2.67                  2.25
$500,000 but less than $1 million                   2.00                  2.04                  1.75
$1 million and over                                  .00**                 .00**               ***

*        Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***      Commission is payable by SDI as discussed below.

Class A NAV Sales. Class A shares may be sold at net asset value to:

(a) officers, trustees, employees (including retirees) and sales representatives of the Funds, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families;

(b) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of a Fund, for themselves or their spouses or dependent children;

(c) certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased;

(d) any trust, pension, profit-sharing or other benefit plan for only such persons;

(e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(f) persons who purchase shares of a Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups;

(g) selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(h) unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(i) through certain investment advisors registered under the Investment Advisors Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by a Fund;

(j)      a  participant-directed  qualified  retirement  plan  described in Code
         Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code
         Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees;

(k) in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends; and

(l) pursuant to the Large Order NAV Privilege (if no other net asset value purchase privilege applies).

Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D.
IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase.

Combined Purchases. A Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the sales charge discount bracket attained by combining concurrent investments in Class A shares of any Scudder Funds that bear a sales charge.

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Scudder Funds", (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of Class A shares of Scudder Funds that bear a sales charge made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Class A Cumulative Discount. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares being purchased, the value of all Class A shares of Scudder Funds that bear a sales charge (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Multi-Class Suitability. SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor. That determination must be made by investors with the assistance of their financial representative. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans (not including plans under Code Section 403 (b)(7) sponsored by a K-12 school district) using the subaccount record keeping system made available through the Shareholder Service Agent ("Flex Plans") will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Scudder Funds is in excess of $1 million for Class B shares or $5 million for Class C shares including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount." Plans set-up on the Flex recordkeeping system after October 1, 2002 will automatically begin purchasing Class A shares at NAV once the plan's assets reach $1 million. The current level for automatic Class A share purchases is $5 million. Flex plans with Class B or C shares assets between $1 and $5 million may continue to purchase Class B or C shares until October 1, 2005. After October 1, 2005, all plans with assets over $1 million must begin purchasing Class A shares.

Purchase of Class I Shares. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.


Automatic Investment Plan. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Redemptions


Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.


Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if a Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. A Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.


Automatic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

The Class A CDSC will be waived in the event of:

(a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a
         participant-directed   qualified  retirement  plan  described  in  Code
         Section 403(b)(7) which is not sponsored by a K-12 school district;

(b)      redemptions  by  employer-sponsored  employee  benefit  plans using the
         subaccount   record   keeping   system  made   available   through  the
         Shareholder Service Agent;

(c) redemption of shares of a shareholder (including a registered joint owner) who has died;

(d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

(e) redemptions under a Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and

(f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge (CDSC). The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any CDSC directly. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The Class B CDSC will be waived  for the  circumstances  set forth in items (c),
(d) and (e) for Class A shares. In addition, this CDSC will be waived:

(g) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

(h) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); and

(i) in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the conversion privilege), (2) in connection with retirement distributions (limited at any one time to 12% of the total value of plan assets invested in a Fund), (3) in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (4) representing returns of excess contributions to such plans.

The Class C CDSC will be waived  for the  circumstances  set forth in items (b),
(c), (d) and (e) for Class A shares and for the circumstances set forth in items
(g) and (h) for Class B shares. In addition, this CDSC will be waived for:

(j) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and

(k) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of Money Market Funds and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the
Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or a Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Dividends

Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, a Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

Each Fund intends to distribute dividends from its net investment income excluding short-term capital gains annually in December. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by a Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C Shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of a Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.


Dividends will be reinvested in shares of the same class of a Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Combined Purchases" for a listing of such other Funds. To use this privilege of investing dividends of a Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in a Fund distributing the dividends. A Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.


If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Code.


                                 NET ASSET VALUE


The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchangeon each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.


An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES




The following table presents certain information regarding the Trustees and Officers for each Fund as of December 1, 2002. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103.


Non-Interested Trustees


--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Trusts and       Principal Occupation(s) During Past 5 Years and                     in Fund Complex
Length of Time Served^1        Other Directorships Held                                            Overseen
--------------------------------------------------------------------------------------------------------------------

Henry P. Becton, Jr. (59)      President, WGBH Educational Foundation; Directorships: American            48
Trustee, 1990-present          Public Television; New England Aquarium; Becton Dickinson and
                               Company (medical technology company); Mass Corporation for
                               Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy;
                               Public Broadcasting Service; Boston Museum of Science
--------------------------------------------------------------------------------------------------------------------



                                       54

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Trusts and       Principal Occupation(s) During Past 5 Years and                     in Fund Complex
Length of Time Served^1        Other Directorships Held                                            Overseen
--------------------------------------------------------------------------------------------------------------------

Dawn-Marie Driscoll (56)       President, Driscoll Associates (consulting firm); Executive                48
Trustee, 1987-present          Fellow, Center for Business Ethics, Bentley College; Partner,
                               Palmer & Dodge (1988-1990); Vice President of Corporate Affairs
                               and General Counsel, Filene's (1978-1988); Directorships: CRS
                               Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors,
                               Investment Company Institute; Chairman, ICI Directors Services
                               Committee
--------------------------------------------------------------------------------------------------------------------

Edgar R. Fiedler (73)          Senior Fellow and Economic Counsellor, The Conference Board, Inc.          48
Trustee, 1995-present          (not-for-profit business research organization); Directorships:
                               The Harris Insight Funds (registered investment companies; 22 funds overseen)
--------------------------------------------------------------------------------------------------------------------

Keith R. Fox (48)              Managing Partner, Exeter Capital Partners (private equity funds);          48
Trustee, 1996-present          Directorships: Facts on File (school and library publisher);
                               Progressive Holding Corporation (kitchen importer and distributor)
--------------------------------------------------------------------------------------------------------------------

Louis E. Levy (70)             Chairman of the Quality Control Inquiry Committee, American                48
Trustee, 2002-present          Institute of Certified Public Accountants (1992-1998);
                               Directorships: Household International (banking and finance); ISI
                               Family of Funds (registered investment companies; 3 funds
                               overseen); Kimberly-Clark Corporation (personal consumer products)
--------------------------------------------------------------------------------------------------------------------

Jean Gleason Stromberg (59)    Consultant (1997-present); formerly, Director, U.S. General                48
Trustee, 1999-present          Accounting Office (1996-1997); Partner, Fulbright & Jaworski,
                               L.L.P. (law firm) (1978-1996); Directorships: The William and
                               Flora Hewlett Foundation
--------------------------------------------------------------------------------------------------------------------

Jean C. Tempel (59)            Managing Partner, First Light Capital (venture capital group)              48
Trustee, 1994-present          (2000-present); formerly, Venture Partner, Internet Capital Group
                               (network of internet partnership companies) (1993-2000);
                               Directorships: United Way of Mass Bay; Sonesta International
                               Hotels, Inc.; Labnetics, Inc. (medical equipment company);
                               Metatomix, Inc. (database management); Aberdeen Group (technology research); Northeastern University Funds and Endowment Committee;
                               Connecticut College Finance Committee; Commonwealth Institute
                               (not-for-profit start-up for women's enterprises); The Reference,
                               Inc. (IT consulting for financial services)
--------------------------------------------------------------------------------------------------------------------



                                       55

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Trusts and       Principal Occupation(s) During Past 5 Years and                     in Fund Complex
Length of Time Served^1        Other Directorships Held                                            Overseen
--------------------------------------------------------------------------------------------------------------------

Carl W. Vogt (66)              Senior Partner, Fulbright & Jaworski, L.L.P (law firm); formerly,          48
Trustee, 2002-present          President (interim) of Williams College (1999-2000); formerly,
                               President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000); Directorships: Yellow
                               Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies; 3 funds overseen); National Railroad Passenger
                               Corporation (Amtrak); formerly, Chairman and Member, National
                               Transportation Safety Board
--------------------------------------------------------------------------------------------------------------------





                                       56


Interested Trustees and Officers

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Fund and         Principal Occupation(s) During Past 5 Years                         in Fund Complex
Length of Time Served          and Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------

Richard T. Hale^1,^2,^4 (57)   Managing Director, Deutsche Bank Securities Inc. (formerly                200
Chairman, Trustee and Vice     Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
President, 2002-present        (1999 to present); Director and President, Investment Company
                               Capital Corp. (registered investment advisor) (1996 to present);
                               Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI
                               Fund (2000 to present), North American Income Fund (2000 to present); President, DB Hedge Strategies Fund LLC (June 2002 to
                               present), Montgomery Street Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche Asset
                               Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen)
                               (1992-1999)
--------------------------------------------------------------------------------------------------------------------

William F. Glavin, Jr.^3 (44)  Managing Director of Deutsche Asset Management; Trustee,                  n/a
President, 2000-present        Crossroads for Kids, Inc. (serves at-risk children)
--------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch^4 (48)        Managing Director, Deutsche Asset Management (2002-present) and           n/a
Vice President and Assistant   Director, Deutsche Global Funds Ltd. (2002-present); formerly,
Secretary, 2002-present        Director, Deutsche Asset Management (1999-2002), Principal, BT
                               Alex. Brown Incorporated (now Deutsche Bank Securities Inc.),
                               (1998-1999); Assistant General Counsel, United States Securities
                               and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------

John Millette (40)             Vice President of Deutsche Asset Management                               n/a
Vice President and Secretary,
1999-present
--------------------------------------------------------------------------------------------------------------------

Kenneth Murphy (38)            Vice President of Deutsche Asset Management (2001-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services (1992-2001);
                               Senior Manager, Prudential Mutual Fund Services (1987-1992)
--------------------------------------------------------------------------------------------------------------------

Charles A. Rizzo (45)          Senior Vice President of Deutsche Asset Management                        n/a
Treasurer, 2002-present
--------------------------------------------------------------------------------------------------------------------

John R. Hebble (44)            Senior Vice President of Deutsche Asset Management                        n/a
Assistant Treasurer,
1998-present
--------------------------------------------------------------------------------------------------------------------



                                       57

--------------------------------------------------------------------------------------------------------------------
Name, Age, Position(s)                                                                             Number of Funds
Held with the Fund and         Principal Occupation(s) During Past 5 Years                         in Fund Complex
Length of Time Served          and Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------

Brenda Lyons (40)              Senior Vice President of Deutsche Asset Management                        n/a
Assistant Treasurer,
2000-present
--------------------------------------------------------------------------------------------------------------------

Caroline Pearson (40)          Managing Director of Deutsche Asset Management (1997-present);            n/a
Assistant Secretary,           formerly, Associate, Dechert (law firm) (1989-1997)
1997-present
--------------------------------------------------------------------------------------------------------------------

James E. Fenger^6 (43)         Managing Director of Deutsche Asset Management                            n/a
Vice President, 1998-present
--------------------------------------------------------------------------------------------------------------------

Joshua Feuerman^6 (37)         Managing Director of Deutsche Asset Management                            n/a
Vice President, 2002-present
--------------------------------------------------------------------------------------------------------------------

William F. Gadsden^5 (47)      Managing Director of Deutsche Asset Management                            n/a
Vice President, 1989-present
--------------------------------------------------------------------------------------------------------------------

Sewall Hodges^5 (47)           Managing Director of Deutsche Asset Management                            n/a
Vice President, 1999-present
--------------------------------------------------------------------------------------------------------------------

Eric Lobben^6 (44)             Senior Vice President of Deutsche Asset Management                        n/a
Vice President, 2002-present
--------------------------------------------------------------------------------------------------------------------

Kathleen T. Millard^5 (41)     Managing Director of Deutsche Asset Management                            n/a
Vice President, 1991-present
--------------------------------------------------------------------------------------------------------------------

Lois R. Roman^5 (37)           Managing Director of Deutsche Asset Management                            n/a
Vice President, 1995-present
--------------------------------------------------------------------------------------------------------------------

Jesse Stuart^5 (35)            Senior Vice President of Deutsche Asset Management                        n/a
Vice President, 1999-present
--------------------------------------------------------------------------------------------------------------------

Blair J. Treisman^5 (35)       Vice President of Deutsche Asset Management                               n/a
Vice President, 2000-present
--------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the

         Advisor.


^2 Mr. Hale is considered an "interested person" of the fund because of his affiliation with the fund's Advisor.

^3       Address: 222 South Riverside Plaza, Chicago, Illinois

^4       Address: One South Street, Baltimore, Maryland

^5       Address: 345 Park Avenue, New York, New York

^6       Address: 280 Park Avenue, New York, New York

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

William F. Glavin, Jr.:         Vice President and Director
Caroline Pearson:               Secretary


Trustees' Responsibilities. The Board of Trustees primary responsibility is to represent the interests of each Fund's shareholders and to provide oversight of the management of each Fund. Currently, 75% of the Board is comprised of Non-interested Trustees ("Non-Interested Trustees").

The Trustees meet multiple times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2001, the Trustees conducted over 20 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank AG, and two audit committee meetings. Furthermore, the Non-Interested Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Non-Interested Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors. For example, the Non-Interested Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Non-Interested Trustees regularly meet privately with their counsel and other advisors. In addition, the Non-Interested Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.


In connection with their deliberations relating to the continuation of each Fund's current investment management agreement in August 2002, the Trustees considered such information and factors as they believe, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of each Fund. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to each Fund; investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Funds themselves and relative to appropriate peer groups; the Advisor's profitability from managing each Fund (both individually and collectively) and the other investment companies managed by the Advisor before marketing expenses paid by the Advisor; possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to each Fund.


Board Committees.  Each Fund's board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Louis E. Levy (Chairman), Jean Gleason Stromberg, Jean
C. Tempel and Carl W. Vogt. The Audit Committee held two meetings during the calendar year 2001.

Committee on Non-Interested Trustees: The Committee on Non-Interested Trustees selects and nominates Non-Interested Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts review of independent legal counsel. The members of the Committee on Non-Interested Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll (Chairwoman), Edgar R. Fiedler, Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Committee on Non-Interested Trustees held six meetings during the calendar year 2001.

Valuation Committee: The Valuation Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Keith
R. Fox and Richard T. Hale. The Alternate Valuation Committee members are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Jean Gleason
Stromberg and Jean C. Tempel. The Valuation Committee held six meetings for Scudder Small Company Stock Fund, three meetings for Scudder Small Company Value Fund and did not hold any meetings for Scudder Large Company Value Fund during the calendar year 2001.


Investment Oversight Committee: The Board has established two Investment Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Edgar R. Fiedler, Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith
R. Fox, Louis E. Levy and Jean Gleason Stromberg. Each Investment Oversight Committee held four meetings during the calendar year 2001.


Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type and level of services provided to fund shareholders. The members of the Shareholder Servicing Committee are Edgar R. Fiedler (Chairman), Keith R. Fox and Jean C. Tempel. The Shareholder Servicing Committee held three meetings during the calendar year 2001.


* Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of the Fund.

Remuneration. Each Non-Interested Trustee receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Non-Interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Non-Interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.


As noted above, the Trustees conducted over 20 meetings in 2001 to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank AG, and two audit committee meetings.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from each Fund, although they are compensated as employees of the

Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.


                                                                                         Pension or
                              Compensation                                               Retirement          Total
                                  from       Compensation from     Compensation       Benefits Accrued    Compensation
                               Investment         Scudder           from Value           as Part of         Paid to
Name of Trustee                  Trust*      Securities Trust*     Equity Trust*       Fund Expenses     Trustees(5)(7)
---------------                  ------      -----------------     -------------       -------------     --------------

Henry P. Becton, Jr.           $37,619           $7,020               $8,921                 $0             $162,000
Dawn-Marie Driscoll(1)         $40,816           $7,449               $9,574                 $0             $175,000
Edgar R. Fiedler(2)(6)         $38,170           $7,095               $9,026                 $0             $174,666
Keith R. Fox                   $37,648           $7,027               $8,916                 $0             $162,000
Louis E. Levy(3)**                $0               $0                   $0                   $0              $72,500
Jean Gleason Stromberg         $38,170          $7,095                $9,026                 $0             $161,000
Jean C. Tempel                 $37,892          $7,058                $8,973                 $0             $164,000
Carl W. Vogt(4)**                 $0               $0                   $0                   $0              $62,500

* Investment Trust consists of five funds: Scudder Capital Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Small Company Stock Fund and Scudder S&P 500 Index Fund.

         Scudder Securities Trust consists of five funds: Scudder Development Fund, Scudder Health Care Fund, Scudder Technology Innovation Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund.

         Value Equity Trust consists of three funds: Scudder Large Company Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund

**       Newly elected Trustees, effective April 8, 2002.

(1) Includes $10,000 in annual retainer fees received by Ms. Driscoll as Lead Trustee.

(2) In addition to the amounts shown, Mr. Fiedler received a payment of $105,214 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.


(3) In addition to the amounts shown, Mr. Levy received a payment of $36,250 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.

(4) In addition to the amounts shown, Mr. Vogt received a payment of $61,704 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.


(5) For each Trustee, except Mr. Levy and Mr. Vogt, total compensation includes compensation for service on the boards of 19 trusts/corporations comprised of 53 funds/portfolios. For Mr. Levy and Mr. Vogt, the total includes compensation for service on the boards of 1 trust comprised of 20 funds. Each Trustee currently serves on the boards of 19 DeAM trusts/corporations comprised of 48 funds/portfolios.

(6) Aggregate compensation for Mr. Fiedler includes $2,665 in retainer fees for his role as Trustee for Farmers Investment Trust (merged into Scudder Pathway Series on April 6, 2001) and $6,474 pursuant to a special retirement plan with The Brazil Fund, Inc.


(7) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank AG. Such amounts totaled $7,000 for Ms. Driscoll and Ms. Tempel and Messrs. Becton and Fox, respectively, and $3,000 for Mr. Fiedler and Ms. Stromberg, respectively. Messrs. Levy and Vogt were not Trustees of the Funds or of the Boston Board at the time of the sale. These meeting fees were borne by the Advisor.

Trustee Fund Ownership


The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2001.

Scudder Small Company Stock Fund


                                                                               Aggregate Dollar Range of Securities
                                     Dollar Range of Securities Owned in      Owned in All Funds in the Fund Complex
Name of Trustees                       Scudder Small Company Stock Fund              Overseen by the Trustees
----------------                       --------------------------------              ------------------------


Henry P. Becton, Jr.                             $1 - $10,000                              Over $100,000
Dawn-Marie Driscoll                              $1 - $10,000                              Over $100,000
Edgar R. Fiedler                                     None                                  Over $100,000
Keith Fox                                            None                                  Over $100,000
Richard T. Hale                                      None                                  Over $100,000
Louis E. Levy                                        None                                  Over $100,000
Jean Gleason Stromberg                               None                                  Over $100,000
Jean C. Tempel                                       None                                  Over $100,000
Carl W. Vogt                                         None                                  Over $100,000


As of October 31, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.


To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

Certain accounts for which Deutsche Investment Management Americas Inc. acts as investment advisor owned 193,041 shares in the aggregate, or 7.46% of the outstanding shares of Scudder Small Company Stock Fund, Class S as of October 31, 2002. Deutsche Investment Management Americas Inc. may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

As of October 31, 2002, 292,539 shares in the aggregate, or 11.31% of the outstanding shares of Scudder Small Company Stock, Class S were held in the name of State Street Bank & Trust Company, Custodian AARP Managed Investment Portfolio Diversified Growth, One Heritage Dr. # P5S, Quincy MA 02171 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 5,944 shares in the aggregate, or 10.46% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 10,130 shares in the aggregate, or 17.83% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,936 shares in the aggregate, or 5.16% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of A.G. Edwards & Sons, Inc., Custodian for Edward Thomas, IRA, Wichita, KS 67226 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 6,851 shares in the aggregate, or 12.05% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of Merrill, Lynch, Pierce, Fenner & Smith, for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 677 shares in the aggregate, or 6.78% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of Deutsche Investment Management Americas Inc., for the benefit of Aviva Golan, 401(k) account, 60 Wall Street, New York, NY 10005 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 659 shares in the aggregate, or 6.59% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of PaineWebber for the benefit of Rebecca Wall, IRA, P.O. Box 3321, Weehawken, NJ 07086 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 919 shares in the aggregate, or 9.19% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,063 shares in the aggregate, or 10.63% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,231 shares in the aggregate, or 12.31% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of Scudder Trust Company, Custodian for Carol Fitzhugh, IRA, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

Scudder Small Company Value Fund


                                                                               Aggregate Dollar Range of Securities
                                     Dollar Range of Securities Owned in      Owned in All Funds in the Fund Complex
Name of Trustees                       Scudder Small Company Value Fund              Overseen by the Trustees
----------------                       --------------------------------              ------------------------


Henry P. Becton, Jr.                          $10,001 - $50,000                            Over $100,000
Dawn-Marie Driscoll                              $1 - $10,000                              Over $100,000
Edgar R. Fiedler                                     None                                  Over $100,000
Keith Fox                                            None                                  Over $100,000
Richard T. Hale                                      None                                  Over $100,000
Louis E. Levy                                        None                                  Over $100,000
Jean Gleason Stromberg                               None                                  Over $100,000
Jean C. Tempel                                       None                                  Over $100,000
Carl W. Vogt                                         None                                  Over $100,000


As of October 31, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.


To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

Certain accounts for which Deutsche Investment Management Americas Inc. acts as investment advisor owned 1,936,085 shares in the aggregate, or 17.50% of the outstanding shares of Scudder Small Company Value Fund, Class S as of October 31, 2002. Deutsche Investment Management Americas Inc. may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

As of October 31, 2002, 1,223,818 shares in the aggregate, or 11.06% of the outstanding shares of Scudder Small Company Value Fund, Class S were held in the name of Scudder Trust Company, Trustee for Farmer's Group, Inc. Employee Profit Sharing & Savings Plan, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 8,788 shares in the aggregate, or 7.90% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 13,838 shares in the aggregate, or 12.44% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 6,420 shares in the aggregate, or 5.77% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 12,529 shares in the aggregate, or 11.27% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of FTC & Co., P.O. Box 173736, Denver, CO 80217 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 7,989 shares in the aggregate, or 7.18% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of Lincoln Trust Company, Custodian for benefit of James Woodard, P.O. Box 5831, Denver, CO 80217 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 14,815 shares in the aggregate, or 17.69% of the outstanding shares of Scudder Small Company Value Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 21,552 shares in the aggregate, or 25.74% of the outstanding shares of Scudder Small Company Value Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 4,993 shares in the aggregate, or 5.96% of the outstanding shares of Scudder Small Company Value Fund, Class B were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,763 shares in the aggregate, or 12.60% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,493 shares in the aggregate, or 6.81% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,702 shares in the aggregate, or 9.45% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Scudder Trust Company, Custodian for Dominic Rondo, IRA, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 1,675 shares in the aggregate, or 7.64% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,689 shares in the aggregate, or 7.70% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Scudder Trust Company, Custodian for Lori Korbel, IRA, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 1,564 shares in the aggregate, or 7.13% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Raymond James & Associates, Inc., for the benefit of customers, P.O. Box 12749, St. Petersburg, FL 33733 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 1,768 shares in the aggregate, or 8.07% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,304 shares in the aggregate, or 10.51% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Deutsche Investment Management Americas Inc., for the benefit of Liz Smith, 60 Wall Street, New York, NY 10005 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,112 shares in the aggregate, or 5.07% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Deutsche Investment Management Americas Inc., for the benefit of William and Patricia Donaldson, 60 Wall Street, New York, NY 10005 who may be deemed to be the beneficial owner of certain of these shares.

Scudder Large Company Value Fund


                                                                                     Aggregate Dollar Range of
                                     Dollar Range of Securities Owned in       Securities Owned in All Funds in Fund
Name of Trustees                       Scudder Large Company Value Fund          Complex Overseen by the Trustees
----------------                       --------------------------------          --------------------------------


Henry P. Becton, Jr.                             $1 - $10,000                              Over $100,000
Dawn-Marie Driscoll                                  None                                  Over $100,000
Edgar R. Fiedler                                     None                                  Over $100,000
Keith Fox                                        $1 - $10,000                              Over $100,000
Richard T. Hale                                      None                                  Over $100,000
Louis E. Levy                                        None                                  Over $100,000
Jean Gleason Stromberg                        $10,001 - $50,000                            Over $100,000
Jean C. Tempel                                       None                                  Over $100,000
Carl W. Vogt                                         None                                  Over $100,000


As of October 31, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.


To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

As of October 31, 2002, 1,167,304 shares in the aggregate, or 28.88% of the outstanding shares of Scudder Large Company Value Fund, Class A were held in the name of Scudder Trust Company, Trustee for Durrel Corporation 401(k) Plan, P.O. Box 1757, Salem NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 84,009 shares in the aggregate, or 6.39% of the outstanding shares of Scudder Large Company Value Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 93,690 shares in the aggregate, or 7.12% of the outstanding shares of Scudder Large Company Value Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 80,350 shares in the aggregate, or 6.11% of the outstanding shares of Scudder Large Company Value Fund, Class B were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 134,911 shares in the aggregate, or 12.89% of the outstanding shares of Scudder Large Company Value Fund, Class I were held in the name of Deutsche Investment Management Americas Inc. Money Purchase Plan, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 909,878 shares in the aggregate, or 86.94% of the outstanding shares of Scudder Large Company Value Fund, Class I were held in the name of Deutsche Investment Management Americas Inc. Profit Sharing Plan, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.


Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Each Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.


If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.


Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.


Dividends from domestic corporations may comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of total assets will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.


Investments in "passive foreign investment companies" could result in fund-level U.S. federal income tax or other charges on certain distributions from and the proceeds from the sales of the investment in such company; however, this Fund-level tax can be avoided if the fund makes an election to mark such investment to market annually or treats the passive foreign investment company as a "qualified electing fund."


A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign investment currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled is disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

                               TRUST ORGANIZATION

Organizational Description


Scudder  Small  Company  Stock  Fund  is  a  series  of  Investment   Trust,   a
Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective March 6, 1991, from Scudder Growth and Income Fund, and on June 10, 1998 from Scudder Investment Trust. The Fund changed its name from AARP Small Company Stock Fund on July 17, 2000 and was formerly a series of AARP Growth Trust. Investment Trust is currently divided into five series: Scudder Capital Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Small Company Stock Fund and Scudder S&P 500 Index Fund. The Fund is currently divided into five classes of shares: Class A, Class B, Class C, Class AARP and Class S shares.


Scudder Small Company Value Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust is currently divided into five series: Scudder Development Fund, Scudder Health Care Fund, Scudder Small Company Value Fund, Scudder Technology Innovation Fund and Scudder 21st Century Growth Fund. The Fund is currently divided into four classes of shares: Class A, Class B, Class C and Class S.


Scudder Large Company Value Fund is a series of Value Equity Trust, formerly Scudder Equity Trust, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest Inc." as a closed-end, diversified dual-purpose investment company. Effective April 1, 1982, its original dual-purpose nature was terminated and it became an open-end investment company with only one class of shares outstanding. At a Special Meeting of Shareholders held May 18, 1982, the shareholders voted to amend the investment objective to seek to maximize long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc." ("SCGF, Inc."). The fiscal year end of SCGF, Inc. was changed from March 31 to September 30 by action of its Directors on May 18, 1982. Effective as of September 30, 1982, Scudder Special Fund, Inc. was merged into SCGF, Inc. In October 1985, the Fund's form of organization was changed to a Massachusetts business trust upon approval of the shareholders. The Trust is currently divided into three series: Scudder Large Company Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. The Fund is currently divided into six classes of shares: Class AARP, Class S, Class A, Class B, Class C and Class I.

Each Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. Each Fund's activities are supervised by each Trust's Board of Trustees. Each Trust has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Trust to establish a multiple class distribution system.

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same Class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or Class by notice to the shareholders without shareholder approval.

The Funds generally are not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust for each Fund provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of each Fund have considered this and approved the use of a combined SAI for the Funds.

                              FINANCIAL STATEMENTS

The financial statements, including the investment portfolio of Scudder Small Company Stock Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated September 30, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

The financial statements, including the investment portfolio of Scudder Small Company Value Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated July 31, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

The financial statements, including the investment portfolio of Scudder Large Company Value Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated July 31, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP number of Scudder Small Company Stock Fund -- Class A is 460965-585.

The CUSIP number of Scudder Small Company Stock Fund -- Class B is 460965-577.

The CUSIP number of Scudder Small Company Stock Fund -- Class C is 460965-569.

Scudder Small Company Stock Fund has a fiscal year end of September 30.

The CUSIP number of Scudder Small Company Value Fund -- Class A is 811196-724.

The CUSIP number of Scudder Small Company Value Fund -- Class B is 811196-716.

The CUSIP number of Scudder Small Company Value Fund -- Class C is 811196-690.

Scudder Small Company Value Fund has a fiscal year end of July 31.

The CUSIP number of Scudder Large Company Value Fund -- Class A is 920390-861.

The CUSIP number of Scudder Large Company Value Fund -- Class B is 920390-853.

The CUSIP number of Scudder Large Company Value Fund -- Class C is 920390-846.

The CUSIP number of Scudder Large Company Value Fund -- Class I is 920390-383.

Scudder Large Company Value Fund has a fiscal year end of July 31.

This Statement of Additional Information contains the information of Scudder Small Company Stock Fund, Scudder Small Company Value Fund and Scudder Large Company Value Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

The following is a description of (a) the ratings given by S&P and Moody's to corporate bonds, (b) Fitch long-term and short-term debt ratings, (c) S&P and Moody's commercial paper rating and (d) Moody's and S&P Municipal note ratings.

Ratings of Corporate Bonds
--------------------------

S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings
----------------------------

AAA. Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit  quality.  "AA" ratings  denote a very low  expectation  of
credit  risk.   They  indicate  very  strong  capacity  for  timely  payment  of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.

"DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings
-----------------------------

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3.  Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D.  Default. Denotes actual or imminent payment default.

Commercial Paper Ratings
------------------------

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes
---------------

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                                Investment Trust

        Scudder Small Company Stock Fund (Class AARP and Class S Shares)

                            Scudder Securities Trust

                Scudder Small Company Value Fund (Class S Shares)

                               Value Equity Trust

        Scudder Large Company Value Fund (Class AARP and Class S Shares)

















                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Scudder Small Company Stock Fund, a series of Investment Trust, Scudder Small Company Value Fund, a series of Value Equity Trust and Scudder Large Company Value Fund, a series of Value Equity Trust (each a "Fund" and collectively the "Funds" and each a "Trust" and collectively the "Trusts"), dated December 1, 2002 as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103, 1-800-SCUDDER or from the firm from which this Statement of Additional Information was obtained.


The Annual Reports to Shareholders of each Fund, dated July 31, 2002 for Scudder Small Company Value Fund and Scudder Large Company Value Fund and September 30, 2002 for Scudder Small Company Stock Fund accompany this Statement of Additional Information. They are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the combined prospectus for the Funds.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Restrictions........................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................7


Investment Advisor............................................................25
   Administrative Agreement...................................................30
   Underwriter................................................................31
   Brokerage Commissions......................................................32
   Independent Accountants and Reports to Shareholders........................33
   Legal Counsel..............................................................33
   Fund Accounting Agent......................................................33
   Custodian and Shareholder Service Agent....................................34
   Transfer Agent.............................................................34


PERFORMANCE...................................................................35


PURCHASE AND REDEMPTION OF SHARES.............................................39

TAXES.........................................................................46

NET ASSET VALUE...............................................................47

OFFICERS AND TRUSTEES.........................................................49

TRUST ORGANIZATION............................................................60

FINANCIAL STATEMENTS..........................................................62

ADDITIONAL INFORMATION........................................................62

APPENDIX......................................................................64

                             Investment Restrictions


Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund's objective will be met.


Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Each Fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

As a matter of fundamental policy, each Fund may not:

(1)      borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7) make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.


The Trustees of each Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances.

Nonfundamental policies may be changed by the Trustees of the Trust without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund currently does not intend to:

(a)      borrow money in an amount  greater  than 5% of its total assets  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in a Fund's registration statement which may be deemed to be borrowings;

(b) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of a Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g) lend portfolio securities in an amount greater than 5% of its total assets.


Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Master/feeder Fund Structure. The Board of Trustees of each Trust has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Scudder Small Company Stock Fund


The Fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small U.S. companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of September 30, 2002, the Russell 2000 Index had a median market capitalization of $283 million). The Fund intends to invest in companies whose market capitalizations fall within the normal range of the Index.

In pursuing its objective of long-term capital growth, the Fund normally remains substantially invested in the common stocks of small U.S. companies. Using a quantitative investment approach developed by Deutsche Investment Management Americas Inc. (the "Advisor"), the Fund focuses on equity securities of companies with market capitalization below $2 billion and that the Advisor believes are undervalued relative to the stocks in the Russell 2000 Index . The Russell 2000 Index is a widely used measure of small stock performance. The Fund will sell securities of companies that have grown in market capitalization above this level as necessary to keep the Fund focused on small companies.


The Fund takes a diversified approach to investing. It generally limits the majority of the portfolio to no more than 2% of its total assets in any one issuer and typically invests in over 300 securities, representing a variety of U.S. industries and companies.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or non-convertible), rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may make use of financial futures contracts and related options. The Fund may purchase and sell options or futures on stock indices for hedging purposes as a temporary investment to accommodate cash flows. The Fund may also invest in reverse repurchase agreements, real estate investment trusts, covered call options, foreign securities, and foreign currency exchange contracts.

Under normal circumstances, the Fund may invest up to 5% of its assets in certain short-term fixed income securities including high-quality money market securities such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks and bankers' acceptances, although cash or cash equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may invest up to 20% of total assets in stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.

For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.


The Fund may also invest in securities of other investment companies, such as Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Composite Stock Price Index ("S&P 500 Index").


Historical Small Stock Performance. While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a longer period of time.

Scudder Small Company Value Fund


The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies. These are companies that are similar in size to those in the Russell 2000 Value Index (as of September 30, 2002, the Russell 2000 Value Index had a median market capitalization of $280 million). The Fund intends to invest in companies whose market capitalizations fall within the normal range of the Index.


The Fund  invests for  long-term  growth of capital by seeking  out  undervalued stocks of small U.S. companies. The Advisor uses a systematic, proprietary investment approach to identify small, domestic companies that, in the opinion of the Advisor, are selling at prices that do not reflect adequately their long-term business potential. These companies are often out of favor or not closely followed by investors and, as a result, may offer substantial appreciation potential over time.

The Fund takes a diversified approach to investing in small capitalization issues. The Fund will typically invest in more than one hundred and fifty small companies, representing a variety of U.S. industries.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and restricted and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter. The Fund also may
invest  up  to  20%  of  its  total   assets  in  U.S.   Treasury,   agency  and
instrumentality obligations on a temporary basis, may enter into repurchase agreements and reverse repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment leverage purposes.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Advisor deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict how long such alternate strategies may be utilized. In such cases, the Fund may hold without limit cash, high grade debt securities, without equity features, which are rated Aaa, A or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA or A by Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if unrated, are deemed by the Advisor to be of equivalent quality, and may invest in U.S. Government securities and money market instruments which are rated in the two highest categories by Moody's or S&P, or if unrated, are deemed by the Advisor to be of equivalent quality.

Value Investment Approach. The Fund is actively managed using a disciplined, value-oriented investment management approach. The Advisor uses a proprietary, computerized model to identify for investment small public U.S. companies selling at prices that, in the opinion of the Advisor, do not reflect adequately their long-term business potential. Companies purchased for the Fund typically have attractive valuations relative to the Russell 2000 Value Index, based on measures such as price-to-earnings, price-to-book value and price-to-cash flow ratios.

The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.

While this involves above-average equity risk, the Fund's value-oriented, systematic approach to investing is designed to mitigate volatility of the Fund's share price relative to the small capitalization sector of the U.S. stock market. This risk is further managed by purchasing a large number of stocks, and employing specialized portfolio management techniques, such as portfolio optimization. The Fund focuses specifically on finding undervalued stocks of small U.S. companies. Historically, small companies have been attractive because they have been sources of new technologies and services, have competed with large companies on the basis of lower labor costs and have grown faster than larger firms. Their small size has also allowed them to respond rapidly to changing business conditions. In addition, small companies have not been closely followed by as many securities analysts as larger companies, so they have rewarded some investors with the patience and knowledge to have sought them out.

Investments Involving Above-Average Risk. The Fund may purchase securities carrying above-average risk relative to larger cap stocks or fixed income investments. The Fund's shares are suitable only for those investors who can make such investments without concern for current income and who are in a financial position to assume above-average stock market risks in search of long-term rewards.

Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. To help reduce risk, the Fund allocates its investments among many companies and different industries.

The securities of small companies are often traded only over-the-counter and may not be traded in the volume typical of larger companies trading on a national securities exchange. As a result, the disposition by the Fund of holdings of such securities may require the Fund to offer a discount from recent prices or dispose of the securities over a lengthy period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Historical Small Stock Performance. While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a longer period of time.

Scudder Large Company Value Fund


The Fund seeks maximum long-term capital appreciation through a value-oriented investment approach. The Fund seeks to achieve its objective by investing, under normal circumstances, (i) at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index (as of September 30, 2002, the Russell 1000 Value Index had a median market capitalization of $2.46 billion); and (ii) up to 20% of its net assets in debt securities where capital appreciation from debt securities is expected to exceed the capital appreciation available from common stocks. The Fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. The Fund may also invest in preferred stocks consistent with its objective. Additionally, the Fund may invest in debt securities, repurchase agreements and reverse repurchase agreements, convertible securities, rights, warrants, illiquid securities, investment company securities, and may engage in strategic transactions and derivatives.

The Fund uses a value-based investment approach to pursue a range of investment opportunities, principally among larger, established U.S. companies. Given this approach, the Fund may be appropriate as a core investment holding for retirement or other long-term goals.

In seeking capital appreciation, the Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise.


Value Investment Approach. The Fund is actively managed using a disciplined, value-oriented investment management approach. The Advisor uses a proprietary, computerized model to identify for investment purposes public U.S. companies selling at prices that, in the opinion of the Advisor, do not reflect adequately their long-term business potential. Companies purchased for the Fund typically have attractive valuations relative to the Russell 1000 Value Index -- a widely used benchmark of large cap stock performance.

The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.


Market misconceptions, temporary bad news, and other factors may cause a security to be out of favor in the stock market and to trade at a price below its potential value. Accordingly, the prices of such securities can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential. These "undervalued" securities can provide the opportunity for above-average market performance.

Investments in common stocks have a wide range of characteristics, and the management of the Fund believes that opportunity for long-term capital appreciation may be found in all sectors of the market for publicly traded equity securities. Thus the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares, that the Fund will not concentrate its investments in any particular industry. However, the Fund reserves the right to invest up to, but less than, 25% of its total assets (taken at market value) in any one industry. The use of this tactic is, in the opinion of management, consistent with the Fund's flexible approach of seeking to maximize long-term growth of capital.


The Fund's investment flexibility enables it to pursue investment value in all sectors of the stock market, including:


o companies that generate or apply new technologies, new and improved distribution techniques or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;

o companies that own or develop natural resources, such as energy exploration companies;

o        companies  that  may  benefit  from  changing   consumer   demands  and
         lifestyles,    such   as   financial    service    organizations    and
         telecommunications companies;

o foreign companies, including those in countries with more rapid economic growth than the U.S; and

o companies whose earnings are temporarily depressed and are currently out of favor with most investors.

The Fund may purchase, for capital appreciation, investment-grade debt securities including zero coupon bonds. Investment-grade debt securities are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Fund's investment advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.


The Fund may invest up to 20% of its net assets in debt securities which are rated below investment-grade, commonly referred to as "junk bonds," (that is, rated below Baa by Moody's or below BBB by S&P), and unrated securities of comparable quality in the Advisor's judgment, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P and may invest in securities which are rated as low as C by Moody's or D by S&P. Securities rated B or lower involve a high degree of speculation with respect to the payment of principal and interest and those securities rated C or D may be in default with respect to payment of principal or interest. (See "High Yield, High Risk Securities.")


The Fund is limited to 5% of its net assets for initial margin and premium amounts on futures positions considered speculative by the Commodities Futures Trading Commission.

The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also engage in reverse repurchase agreements. Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes.

For temporary defensive purposes, the Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments (rated in the two highest categories by Moody's or S&P) and high grade debt securities without equity features (rated Aaa, Aa, or a by Moody's Investors Services, Inc.). In such a case, the Fund would not be pursuing, and may not achieve, its investment objective.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Fund's portfolio assets. The
Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Funds, but, to the extent employed, could from time to time have a material impact on a Fund's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Fund based on its investment restrictions, as described herein, and in the Funds' applicable prospectus.

Borrowing. While the Trustees do not currently intend for a fund to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a fund's volatility and the risk of loss in a declining market. Borrowing by a fund will involve special risk considerations. Although the principal of a fund's borrowings will be fixed, a fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. A fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).


Debt Securities. A fund may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. A fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor.


The principal risks involved with investments in bonds include interest rate risk, credit risk and pre-payment risk. Interest rate risk refers to the likely decline in the value of bonds as interest rates rise. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment. Pre-payment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Pre-payment rates usually increase when interest rates are falling.

Depositary Receipts. A fund may invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of a fund's investment policies, a fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, a fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will not use dollar rolls for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions. A fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls are treated for purposes of the 1940 Act as borrowings of a fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund interest on its borrowing. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund's use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

Foreign Securities. Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect a fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

High Yield/High Risk Bonds. A fund may purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a fund's ability to dispose of particular issues and may also make it more difficult for a fund to obtain accurate market quotations for purposes of valuing a fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a fund's investment objective by investment in such securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of a fund to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.


Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.


Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.


A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the 1933 Act, as amended when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.


A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.


Interfund Borrowing and Lending Program. The Funds have received exemptive relief from the Securities and Exchange Commission ("SEC"), which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investing in Emerging Markets. A fund's investments in foreign securities may be in developed countries or in countries considered by a fund's Advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Advisor believes that these characteristics may be expected to continue in the future.

Most emerging securities markets have substantially less volume and are subject to less governmental supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments.

In the course of investment in emerging markets, a fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While a fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause a fund to suffer a loss of value in respect of the securities in a fund's portfolio.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. A fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly if a fund believes that appropriate circumstances exist, it may apply to the SEC for a determination that an emergency is present. During the period commencing from a fund's identification of such condition until the date of the SEC action, a fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of a Fund's Board.

Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

A fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a fund defaults, a fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by a fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to a fund or to entities in which a fund has invested. The Advisor will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging markets have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect a fund's assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Investment Company Securities. A fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. A fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs^(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index. There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the component securities of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

MidCap SPDRs^(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs^(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS^SM: DIAMONDS are based on the Dow Jones Industrial Average^SM. They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs^SM: WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


Investment of Uninvested Cash Balances. A fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act
(collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a fund in shares of the Central Funds will be in accordance with a fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the 1940 Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a Fund's ability to manage Uninvested Cash.


A fund will invest Uninvested Cash in Central Funds only to the extent that a fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.

IPO Risk. Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that

IPO securities will represent a smaller component of a fund's portfolio as the fund's assets increase (and thus have a more limited effect on the fund's performance).

Lending of Portfolio Securities. A fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Micro-Cap Company Risk. While, historically, micro-capitalization company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. There can be no assurance that this will continue to be true in the future. Micro-capitalization companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of micro-capitalization company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because micro-capitalization companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.


Some of the companies in which a fund may invest, may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The securities of micro-capitalization companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.


Participation Interests. A fund may purchase from financial institutions participation interests in securities in which a fund may invest. A participation interest gives the fund an undivided interest in the security in the proportion that the fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which the fund may invest. For certain participation interests, a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of a fund's participation interests in the security, plus accrued interest. As to these instruments, a fund generally intends to exercise its right to demand payment only upon a default under the terms of the security.

Privatized Enterprises. A fund may invest in foreign securities which may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which the fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Real Estate Investment Trusts ("REITs"). REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.


Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the registration requirements of the 1940 Act, as amended. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of the fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Repurchase Agreements. A fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a fund) acquires a security (for purposes of this section, "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by a fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. A fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. A fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield.

Small Company Risk. The Advisor believes that many small companies may have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Strategic Transactions and Derivatives. A fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


A fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular Class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. The fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the fund's limitation on investing no more than 15% of its net assets in illiquid securities.


If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale of put options can also provide income.

A fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the fund must be "covered" (i.e., the fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the fund will receive the option premium to help protect it against loss, a call sold by the fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

A fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the fund may be required to buy the underlying security at a disadvantageous price above the market price.


General Characteristics of Futures. A fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. A fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. A fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.


A fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.


A fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the fund has or in which the fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the fund's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the fund is engaging in proxy hedging. If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Euro. The implementation of the Euro may result in uncertainties for European securities and the operation of a fund. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union
(EMU). Implementation of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which would not otherwise occur. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999. The Advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities in general.

Eurodollar Instruments. A fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Combined Transactions. A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. The fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Tax-Exempt Custodial Receipts (Small Company Stock Fund). Tax-exempt custodial receipts (the "Receipts") evidence ownership in an underlying bond that is deposited with a custodian for safekeeping. Holders of the Receipts receive all payments of principal and interest when paid on the bonds. Receipts can be purchased in an offering or from a financial counterparty (typically an investment bank). To the extent that any Receipt is illiquid, it is subject to a fund's limit on illiquid securities.

Trust Preferred Securities. Trust Preferred Securities are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to a fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.


If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as a fund, would be required to accrue daily for Federal income tax purposes their share of the stated interest and the de minimis OID on the debentures (regardless of whether the fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the fund, to sell their holdings.


U.S. Government Securities. U.S. Treasury securities, backed by the full faith and credit of the U.S. Government, include a variety of securities which differ in their interest rates, maturities and times of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

U.S. Government agencies and instrumentalities which issue or guarantee securities include, for example, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Home Loan Mortgage Corporation, the Fannie Mae, the Small Business Administration and the Federal Farm Credit Bank. Obligations of some of these agencies and instrumentalities, such as the Export-Import Bank, are supported by the full faith and credit of the United States; others, such as the securities of the Federal Home Loan Bank, by the ability of the issuer to borrow from the Treasury; while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to the latter group of U.S. Government instrumentalities, as it is not obligated to do so.

Interest rates on U.S. Government obligations which a fund may purchase may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting the current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments tend to reduce fluctuations in the market value of the securities.

Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a fund were not exercised by the date of its expiration, the fund would lose the entire purchase price of the warrant.

When-Issued Securities. A fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a fund to the issuer and no interest accrues to a fund. When a fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, a fund would earn no income. While such securities may be sold prior to the settlement date, a fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. A fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.



                               Investment Advisor


Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM is the investment advisor for each Fund. Under the supervision of the Board of Trustees of each Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Funds' investment decisions, buys and sells securities for the Funds and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors has more than 80 years of experience managing mutual funds and provide a full range of investment advisory services to institutional and retail clients. The Funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages each Fund's daily investment and business affairs subject to the policies established by each Trust's Board of Trustees. The Trustees have overall responsibility for the management of each Fund under Massachusetts law.

Pursuant to an investment management agreement (the "Agreement") with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open- and closed-end SEC registered funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.


The current Agreements, dated April 5, 2002 for each Fund, were last approved by the Trustees on August 12, 2002. The Agreements will continue in effect until September 30, 2003 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or a Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund.


The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under each Agreement, the Advisor regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.


Under each Fund's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as each Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget;
processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.


Scudder Small Company Value Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500 million of average daily net assets and 0.70% of net assets thereafter. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Scudder Small Company Stock Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500 million of average daily net assets and 0.70% for the next $500 million of net assets and 0.65% thereafter. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Prior to July 17, 2000 Scudder Small Company Stock Fund was considered an "AARP Fund," and for investment management services the Fund paid the Advisor a monthly fee consisting of a base fee and an individual fund fee. The base fee was based on average daily net assets of all AARP Funds, as follows:

        Program Assets                         Annual Rate at Each
        (Billions)                             Asset Level
        ----------                             -----------

        First $2                               0.35%
        $2-$4                                  0.33
        $4-$6                                  0.30
        $6-$8                                  0.28
        $8-$11                                 0.26
        $11-$14                                0.25
        Over $14                               0.24

All AARP Funds paid a flat individual fund fee monthly based on the average daily net assets of that Fund. The individual Fund fees for AARP Small Company Stock Fund was 0.55%.

Large Company Value Fund

Prior to February 6, 2001, Scudder Large Company Value Fund paid the Advisor an advisory fee at an annual rate equal to 0.600% for the first $1.5 billion of average daily net assets; 0.575% for the next $500 million of net assets; and 0.550% for net assets in excess of $2 billion, payable monthly, provided the Fund made such interim payments as were requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


After February 6, 2001, the Scudder Large Company Value Fund pays the Advisor an advisory fee equal to an annual rate of 0.600% for the first $1.5 billion of average daily net assets, 0.575% for the next $500 million of net assets, 0.550% for the next $1.0 billion of net assets, 0.525% for the next $1.0 billion of net assets, 0.500% for the next $1.0 billion of net assets, and 0.475% for such net assets in excess of $5 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The Advisor agreed to temporarily waive and reimburse certain operating expenses of Scudder Small Company Value Fund for the fiscal years ended July 31, 2000 and July 31, 2001 and Scudder Small Company Stock Fund for the fiscal year ended September 30, 2000.


The advisory fees paid by each Fund for its last three fiscal years are shown in the table below.


                                                                                                $ Amount of
                                                                                           Reimbursement or Waiver
Fund                                         Fiscal 2002     Fiscal 2001     Fiscal 2000     for Fiscal Year 2002
----                                         -----------     -----------     -----------     --------------------

Scudder Small Company Stock Fund*          $701,048        $633,762        $513,250                   $0

Scudder Small Company Value Fund**         $1,884,688      $1,235,494      $521,792                   $0

Scudder Large Company Value Fund**         $12,886,371     $13,837,068     $13,995,880                $0



*        Fiscal year end for Scudder Small Company Stock Fund is September 30.

** Fiscal year end for Scudder Small Company Value Fund and Scudder Large Company Value Fund is July 31.

Under its investment management agreement each Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.


Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services. The term "Scudder Investments" is the designation given to the services provided by Zurich Scudder Investments, Inc. and its affiliates to the Scudder Mutual Funds.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of a Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

The term Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for services relating to investments by AARP members in AARP Class shares of each fund. The fee is calculated on a daily basis as a percentage of the combined net assets of AARP Classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

AMA InvestmentLink^(SM) Program

Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink^(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink^(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Code of Ethics


The Trusts, the Advisor and the Funds' principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Administrative Agreement

Each Fund has entered into an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.45% for Class S and Class AARP of the average daily net assets of the applicable class for Scudder Small Company Stock Fund; 0.45% for Class S of the average daily net assets for Scudder Small Company Value Fund; and 0.30% for Class S and Class AARP of the average daily net assets of the applicable class for Scudder Large Company Value Fund. One effect of this arrangement is to make each Fund's future expense ratio more predictable. However, the Funds will not benefit from economies of scale derived from increases in assets.


For Scudder Small Company Stock Fund, for the period December 29, 2000 through September 30, 2001, the Administrative Fees charged to Class AARP and Class S shares of the Fund amounted to $174,375 and $205,866 of which $20,260 and $24,698, respectively was unpaid at September 30, 2001 and for the fiscal year ended September 30, 2002, the Administrative Fees charged to Class AARP and Class S shares of the Fund amounted to $191,253 and $223,562, of which $21,121 and $24,382, respectively was unpaid at September 30, 2002.


For Scudder Small Company Value Fund, for the period October 2, 2000 through July 31, 2001 the Administrative Fees charged to Class S shares of the Fund amounted to $767,725 of which $80,881 was unpaid at July 31, 2001 and for the fiscal year ended July 31, 2002, the Administrative Fees charged to Class S shares of the Fund amounted to $1,127,113 of which $101,637 was unpaid at July 31, 2002.

For Scudder Large Company Value Fund, for the period October 2, 2000 through July 31, 2001, the Administrative Fees charged to Class AARP and Class S shares of the Fund amounted to $18,161 and $5,819,761, of which $3,565 and $599,358, respectively was unpaid at July 31, 2001 and for the fiscal year ended July 31, 2002, the Administrative Fees charged to Class AARP and Class S shares of the Fund amounted to $57,591 and $6,003,284, of which $4354 and $399,041, respectively was unpaid at July 31, 2002.

Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Fund pursuant to separate agreements with each Fund.

The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay most other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.

The Administrative Agreement has an initial term of three years, subject to earlier termination by each Fund's Board. The Administrative Agreement will continue in effect on an annual basis thereafter, provided that such continuance is approved at least annually by a majority of the Trustees, including the independent Trustees. The fee payable by each Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from each Fund's custodian for cash balances.

Certain expenses of each Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.

Underwriter


Pursuant  to  an  underwriting  agreement  dated  September  30,  2002,  Scudder
Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 (the "Distributor"), an affiliate of the Adivsor, is the principal underwriter for Class AARP and Class S of each Fund. The underwriting agreement will remain in effect until September 30, 2003 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of each Fund..


Under the underwriting agreement, each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Funds and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of each Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

Note: Although Class AARP and Class S of each Fund do not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, a Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

The Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

Brokerage Commissions

Allocations of brokerage may be placed by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research services to the Advisor or a Fund. The term "research services", includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund or of other Funds managed by the Advisor or its affiliates. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.


Scudder Small Company Stock Fund: For the fiscal years ended September 30, 2000, September 30, 2001 and September 30, 2002, the Fund paid aggregate brokerage commissions of $78,436, $72,496 and $238,077.

Scudder Small Company Value Fund: For the fiscal years ended July 31, 2000, July 31, 2001 and July 31, 2002, the Fund paid aggregate brokerage commissions of $261,189, $256,916 and $786,147.


Scudder Large Company Value Fund: For the fiscal years ended July 31, 2000, July 31, 2001 and July 31, 2002, the Fund paid aggregate brokerage commissions of $2,586,082, $4,351,638 and $3,821,872.


                                  Percentage of          Percentage of        Dollar Amount of     Dollar Amount of
                               Commissions Paid to  Transactions Involving  Commissions Paid to      Transactions
                                    Affiliated        Commissions Paid to       Brokers for          Allocated for
Name of Fund                         Brokers          Affiliated Brokers     Research Services     Research Services
------------                         -------          ------------------     -----------------     -----------------

Scudder Small Company Stock
Fund                                    $0                    $0                   $222,551          $249,322,407
Scudder Small Company Value
Fund                                    $0                    $0                   $709,574          $711,734,711
Scudder Large Company Value
Fund                                    $0                    $0                 $2,812,878        $1,956,229,306


Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.

Portfolio turnover rates for the two most recent fiscal periods are as follows:


                         Fund                           2002            2001
                         ----                           ----            ----

Scudder Small Company Stock Fund*                       146%             48%
Scudder Small Company Value Fund                        52%              80%
Scudder Large Company Value Fund**                      157%             71%

* The portfolio turnover rate for the Fund increased for the fiscal year ended September 30, 2002 in response to changes to the portfolio to match the benchmark and new portfolio managers.



**       The portfolio  turnover rate for the Fund increased for the fiscal year ended July 31, 2002 in response to changes in market conditions which created an unusually volatile market.

Independent Accountants and Reports to Shareholders


The financial highlights of each Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109, serves as legal counsel to each Fund.

Fund Accounting Agent


Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining net asset value per share and maintaining the portfolio and general accounting records for the Funds. Prior to the implementation of the Administrative Agreement, the Funds paid SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.075% of such assets in excess of $150 million and less than $1 billion and 0.045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.


Scudder Small Company Stock Fund


For the fiscal year ended September 30, 2000, the amount charged to the Fund by SFAC aggregated $43,006. Effective July 17, 2000, the amounted charged to the Fund by SFAC was paid by the Advisor in accordance with the Administrative Agreement.


Scudder Small Company Value Fund

For the fiscal year ended July 31, 2000, the amount charged to the Fund by SFAC aggregated $71,632. Prior to August 28, 2000, the amount charged to the Fund by SFAC aggregated $7,357. Effective August 28, 2000, the amounted charged to the Fund by SFAC was paid by the Advisor in accordance with the Administrative Agreement.

Scudder Large Company Value Fund

For the fiscal year ended July 31, 2000, the amount charged to the Fund by SFAC aggregated $168,934. Prior to October 2, 2000, the amount charged to the Fund by SFAC aggregated $28,245. Effective October 2, 2000, the amount charged to the Fund by SFAC was paid by the Advisor in accordance with the Administrative Agreement.


Custodian and Shareholder Service Agent


State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian has custody of all securities and cash of the Funds held outside the United States. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds. These fees are now paid by the Advisor pursuant to the Administrative Agreement. Custodian's fee may be reduced by certain earnings credits in favor of each Fund.

Transfer Agent


Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Advisor, is the transfer and dividend disbursing agent for each Fund. Service Corporation also serves as shareholder service agent for each Fund and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Prior to the implementation of the Administrative Agreement, each Fund paid Service Corporation an annual fee of $26.00 for each regular account for a shareholder and $29.00 for each retirement account maintained for a participant. These fees are now paid by the Advisor pursuant to the Administrative Agreement. Service Corporation's fee may be reduced by certain earnings credits in favor of each Fund.

Pursuant to a services agreement with SSC, Scudder  Investments  Service Company
(SISC), an affiliate of the Advisor, may perform, from time to time, certain transaction and shareholder servicing functions.


Scudder Small Company Stock Fund


For the fiscal year ended September 30, 1999, the amount charged to Class AARP of Scudder Small Company Stock Fund by Service Corporation aggregated $327,749. Prior to July 17, 2000, the amount charged to Small Company Stock Fund by Service Corporation aggregated $156,405. Effective July 17, 2000 the amount charged to the Fund by Service Corporation are paid by the Advisor in accordance with the Administrative Agreement.

Scudder Small Company Value Fund


For the eleven-month period ended July 31, 1999, the amount charged to the Fund by Service Corporation aggregated $696,431. For the fiscal year ended July 31, 2000, the amount charged to the Fund by Service Corporation aggregated $556,594. Prior to August 28, 2000, the amount charged to the Fund by Service Corporation aggregated $34,411. Effective August 28, 2000, the amount charged to the Fund by Service Corporation is paid by the Advisor in accordance with the Administrative Agreement.


Scudder Large Company Value Fund

For the ten months ended July 31, 1999, the amount charged to the Fund by Service Corporation aggregated $2,057,788. For the fiscal year ended July 31, 2000, the amount charged to the Fund by Service Corporation aggregated $2,568,627. Prior to October 2, 2000, the amount charged to the Fund by Service Corporation aggregated $401,409. Effective October 2, 2000, the amount charged to the Fund by Service Corporation is paid by the Advisor in accordance with the Administrative Agreement.

Each Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.


Retirement Service Provider. Scudder Trust Company ("STC"), an affiliate of the Advisor, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans invested in the Funds. Annual service fees are paid by each Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. Prior to the implementation of the Administration Agreements, each Fund paid Scudder Trust Company an annual fee of $29.00 per shareholder account.


Scudder Small Company Stock Fund

For the fiscal year ended September 30, 2000, the Fund did not incur any fees.

Scudder Small Company Value Fund

For the fiscal year ended July 31, 2000, the amount charged to the Fund by STC aggregated $1,106,826. Prior to August 28, 2000, the amount charged to the Fund by STC aggregated $78,805. Effective August 28, 2000, the amount charged to the Fund by STC is paid by the Advisor in accordance with the Administrative Agreement.

Scudder Large Company Value Fund

For the fiscal year ended July 31, 2000, the Fund incurred annual fees of $1,725,486. Prior to October 2, 2000, the amount charged to the Fund by STC aggregated $293,989. Effective October 2, 2000, the amount charged to the Fund by STC is paid by the Advisor in accordance with the Administration Agreement.

                                   PERFORMANCE

Performance information is based on historical earnings and is not intended to indicate future performance. Performance will vary based on factors such as changes in market conditions and the level of expenses.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

         T          =     Average Annual Total Return
         P          =     a hypothetical initial investment of $1,000
         N          =     number of years
         ERV        =     ending redeemable value: ERV is the value, at the end
                          of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

      Average Annual Total Returns for the Period Ended September 30, 2002

                                                 1 Year                5 Years      Life of Fund/Class^(1)
                                                 ------                -------      ----------------------

Scudder Small Company Stock Fund                  0.19%                  n/a                -6.14%
-- Class S^(2)^(4)

Scudder Small Company Stock Fund                  0.19%                -4.13%               1.39%
-- Class AARP^(3)^(4)

^(1)     The Fund commenced operations on February 1, 1997.

^(2)     The Class commenced operations on July 17, 2000.

^(3) On July 17, 2000, the Fund was reorganized from AARP Growth Trust into a newly created series of Investment Trust. The performance of Class AARP in the table prior to July 17, 2000 reflects performance from when the Fund was AARP Small Company Stock Fund, a series of AARP Growth Trust.

^(4) If the Advisor had not maintained expenses, total returns would have been lower.



         Average Annual Total Returns for the Period Ended July 31, 2002

                                          1 Year            5 Years          10 Years      Life of Fund/Class
                                          ------            -------          --------      ------------------

Scudder  Small  Company Value Fund       -2.69%             2.34%             n/a               9.01%
-- Class S^(1)^(2)

Scudder  Large  Company Value Fund       -20.30%            0.38%            9.27%               n/a
-- Class S

Scudder  Large  Company Value Fund       -20.33%             n/a              n/a              -11.51%
-- Class AARP^(3)

^(1)     The Fund commenced operations on October 6, 1995.

^(2) If the Advisor had not maintained expenses, total returns would have been lower.

^(3)     Class AARP shares commenced operations on October 2, 2000.


After-tax returns are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes.

           Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD

Where:

         P          =      a hypothetical initial investment of $1,000
         T          =      average annual total return (after taxes on
                           distributions)
         N          =      number of years
         ATVD       =      Ending value of a hypothetical $1,000 payment made at
                           the  beginning  of the 1-, 5-, or 10-year  periods at
                           the  end  of the  1-,  5-,  or  10-year  periods  (or
                           fractional    portion),    after    taxes   on   fund
                           distributions but not after taxes on redemptions

Average annual total returns (after taxes on distributions) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions) for the Fund or Class will vary based on changes in market conditions and the level of the Fund's and class's expenses.

   Average Annual Total Returns (After Taxes on Distributions and Redemption)

                                 P(1+T)n = ATVDR

Where:

         P           =     a hypothetical initial investment of $1,000
         T           =     average annual total return (after taxes on
                           distributions and redemption)
         N           =     number of years
         ATVDR       =     ending value of a hypothetical $1,000 payment made at
                           the  beginning  of the 1-, 5-, or 10-year  periods at
                           the  end  of the  1-,  5-,  or  10-year  periods  (or
                           fractional    portion),    after    taxes   on   fund
                           distributions and redemptions

Average annual total returns (after taxes on distributions and redemption) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions and redemption) for the Fund or Class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

                     Aggregate Total Returns (Before Taxes)

The Fund, when advertising aggregate total return before taxes for a class of its shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                          Aggregate Return = (ERV) - 1
                                             -----
                                               P

Where:

         P           =     hypothetical initial payment of $1,000;
         ERV         =     ending  redeemable  value  of a  hypothetical  $1,000
                           payment  made  at  the  beginning  of the  1-,  5- or
                           10-year  (or  other)   periods  at  the  end  of  the
                           applicable period (or fractional portion).

The  calculation  for aggregate total returns before taxes is made assuming that
(1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the

Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.



Comparison of Fund Performance

Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, in marketing and other Fund literature, members of the Board and officers of a Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund may be advertised as an investment choice in Scudder's college planning program.

A Fund and its performance may be compared to other types of mutual funds and to other investment products with different features and risks, such as bank products that insure principal.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund.

                        PURCHASE AND REDEMPTION OF SHARES

General Information


Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.


A distribution will be reinvested in shares of the same Fund and Class if the distribution check is returned as undeliverable.


Orders will be confirmed at a price based on the net asset value of a Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").


Additional Minimum Balance Policies. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gifts to Minor Act and Uniform Transfers to Minor Act accounts, the minimum balance is $1,000 for Class S and $500 for Class AARP. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $50/month is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

Reductions in value that result solely from market activity will not trigger involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to automatic redemption.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's transfer agent, transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from a Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless a Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.


QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Direct Distributions Program. Investors may have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases


Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any Class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such Classes of such Fund may be permitted to continue to purchase additional shares of such Class and to have dividends reinvested.

Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Each Fund may waive the minimum for purchases by trustees, directors, officers or employees of a Fund or the Advisor and its affiliates.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The funds also reserve the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.


Eligible Class S Investors. The following investors may purchase Class S shares of Scudder Funds:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. Investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.       Any retirement, employee stock, bonus pension or profit-sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or Scudder Investor Services, Inc., and to the Portfolios of Scudder Pathway Series.

8. Registered investment advisors ("RIAs") may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. Broker dealers and RIAs may purchase Class S shares in comprehensive fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker dealer or RIA with a comprehensive fee program that at December 29, 2000 invested in Class S shares of Scudder Funds as a fixed component of the program's asset allocation model will continue to be eligible to purchase Class S shares on behalf of any client who invests in the program after June 30, 2001.

10. Broker dealers and RIAs may purchase Class S shares in mutual fund wrap fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker-dealer with a mutual fund wrap program that invests in one or more Scudder Funds as a fixed component of the program's asset allocation model will be eligible to purchase Class S shares on behalf of any client who invests in such a program.


Scudder  Distributors,   Inc.  may,  at  its  discretion,   require  appropriate
documentation that shows an investor is eligible to purchase Class S shares.


Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.


Automatic Investment Plan. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Expedited Purchase Procedures for Existing Shareholders. Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire by calling 1-800-SCUDDER for instructions. The investor must send a duly completed and signed application to the Fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account value may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks.

Redemptions


A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.


A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the

Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.


Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if a Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. A Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to a Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. Non-retirement plan shareholders may establish an Automatic Withdrawal Plan (the "Plan") to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

An  Automatic   Withdrawal   Plan  request  form  can  be  obtained  by  calling
1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.


Redemption Fee. In general, shares of a Fund may be exchanged or redeemed at net asset value. However, shares of Scudder Small Company Value Fund held for less than one year are redeemable at a price equal to 99% of the then current net asset value per share. This 1% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. The redemption fee will not be applied to (a) a redemption of shares outstanding for one year or more; (b) shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans provided, however, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply (before purchasing shares, please check with your account representative concerning the availability of the fee waiver. In addition, this waiver does not apply to IRA and SEP-IRA accounts.); (c) shares purchased through certain wrap fee programs; (d) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by a Fund); (e) a redemption of shares by a Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information; or (f) a redemption of shares due to the death of the registered shareholder of a Fund account or due to the death of all registered shareholders of a Fund account with more than one registered shareholder (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year.


In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Exchanges


Shareholders may request a taxable exchange of their shares for shares of the corresponding Class of other Scudder Funds without imposition of a sales charge, subject to the provisions below.


Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the
Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any Class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same Class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Dividends


Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a

Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, a Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.


Each Fund intends to distribute dividends from its net investment income excluding short-term capital gains annually in December. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.


Dividends paid by a Fund with respect to each Class of its shares will be calculated in the same manner, at the same time and on the same day.

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same Class of a Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:


1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same Class at net asset value; or

2.       To receive income and capital gain dividends in cash.


Dividends will be reinvested in Shares of the same Class of a Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. To use this privilege of investing dividends of a Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in a Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and Class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.


If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.


Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Code.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.


Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at a Fund level. In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Each Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.


If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).


Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to a Fund during the prior calendar year. Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.

Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

Dividends from domestic corporations may comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by a Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders.


Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of total assets will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.


Investments in "passive foreign investment companies" could result in fund-level U.S. federal income tax or other charges on certain distributions from and the proceeds from the sales of the investment in such company; however, this Fund-level tax can be avoided if the fund makes an election to mark such investment to market annually or treats the passive foreign investment company as a "qualified electing fund."


A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign investment currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.


Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.


Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled is disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

                                 NET ASSET VALUE


The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each Class of shares by dividing the value of the total assets of a Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that Class outstanding. The per share net asset value may be lower for certain classes of a Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of a Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by a Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by a Fund's Board and overseen primarily by a Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES



The following table presents certain information regarding the Trustees and Executive Officers for each Fund as of December 1, 2002. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103.


Non-Interested Trustees

--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s)                                                                             Number of Funds
Held with the Trusts and       Principal Occupation(s) During Past 5 Years and                     in Fund Complex
Length of Time Served^1        Other Directorships Held                                            Overseen
--------------------------------------------------------------------------------------------------------------------

Henry P. Becton, Jr. (59)      President, WGBH Educational Foundation; Directorships: American            48
Trustee, 1990-present          Public Television; New England Aquarium; Becton Dickinson and
                               Company (medical technology company); Mass Corporation for
                               Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy;
                               Public Broadcasting Service; Boston Museum of Science
--------------------------------------------------------------------------------------------------------------------

Dawn-Marie Driscoll (56)       President, Driscoll Associates (consulting firm); Executive                48
Trustee, 1987-present          Fellow, Center for Business Ethics, Bentley College; Partner,
                               Palmer & Dodge (1988-1990); Vice President of Corporate Affairs
                               and General Counsel, Filene's (1978-1988); Directorships: CRS
                               Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors,
                               Investment Company Institute; Chairman, ICI Directors Services
                               Committee

--------------------------------------------------------------------------------------------------------------------

Edgar R. Fiedler (73)          Senior Fellow and Economic Counsellor, The Conference Board, Inc.          48
Trustee, 1995-present          (not-for-profit business research organization); Directorships:
                               The Harris Insight Funds (registered investment companies; 22 funds overseen)
--------------------------------------------------------------------------------------------------------------------

                                       49

--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s)                                                                             Number of Funds
Held with the Trusts and       Principal Occupation(s) During Past 5 Years and                     in Fund Complex
Length of Time Served^1        Other Directorships Held                                            Overseen

--------------------------------------------------------------------------------------------------------------------


Keith R. Fox (48)              Managing Partner, Exeter Capital Partners (private equity funds);          48
Trustee, 1996-present          Directorships: Facts on File (school and library publisher);
                               Progressive Holding Corporation (kitchen importer and distributor)
--------------------------------------------------------------------------------------------------------------------

Louis E. Levy (70)             Chairman of the Quality Control Inquiry Committee, American                48
Trustee, 2002-present          Institute of Certified Public Accountants (1992-1998);
                               Directorships: Household International (banking and finance); ISI
                               Family of Funds (registered investment companies; 3 funds
                               overseen); Kimberly-Clark Corporation (personal consumer products)
--------------------------------------------------------------------------------------------------------------------

Jean Gleason Stromberg (59)    Consultant (1997-present); formerly, Director, U.S. General                48
Trustee, 1999-present          Accounting Office (1996-1997); Partner, Fulbright & Jaworski,
                               L.L.P. (law firm) (1978-1996); Directorships: The William and
                               Flora Hewlett Foundation
--------------------------------------------------------------------------------------------------------------------

Jean C. Tempel (59)            Managing Partner, First Light Capital (venture capital group)              48
Trustee, 1994-present          (2000-present); formerly, Venture Partner, Internet Capital Group
                               (network of internet partnership companies) (1993-2000);
                               Directorships: United Way of Mass Bay; Sonesta International
                               Hotels, Inc.; Labnetics, Inc. (medical equipment company);
                               Metatomix, Inc. (database management); Aberdeen Group (technology research); Northeastern University Funds and Endowment Committee;
                               Connecticut College Finance Committee; Commonwealth Institute
                               (not-for-profit start-up for women's enterprises); The Reference,
                               Inc. (IT consulting for financial services)
--------------------------------------------------------------------------------------------------------------------

Carl W. Vogt (66)              Senior Partner, Fulbright & Jaworski, L.L.P (law firm); formerly,          48
Trustee, 2002-present          President (interim) of Williams College (1999-2000); formerly,
                               President, certain funds in the Deutsche Asset Management
                               Family of Funds (formerly, Flag Investors Family of Funds)
                               (registered investment companies) (1999-2000); Directorships:
                               Yellow Corporation (trucking); American Science & Engineering
                               (x-ray detection equipment); ISI Family of Funds (registered investment companies; 3 funds overseen); National Railroad
                               Passenger Corporation (Amtrak); formerly, Chairman and Member,
                               National Transportation Safety Board

--------------------------------------------------------------------------------------------------------------------

                                       50


Interested Trustees and Officers

--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s)         Principal Occupation(s) During Past 5 Years                         Number of Funds
Held with the Fund and                                                                             in Fund Complex
Length of Time Served          and Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------

Richard T. Hale^1,^2,^4 (57)   Managing Director, Deutsche Bank Securities Inc. (formerly                200
Chairman, Trustee and Vice     Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
President, 2002-present        (1999 to present); Director and President, Investment Company
                               Capital Corp. (registered investment advisor) (1996 to present);
                               Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI
                               Fund (2000 to present), North American Income Fund (2000 to present); President, DB Hedge Strategies Fund LLC (June 2002 to
                               present), Montgomery Street Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche Asset
                               Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen)
                               (1992-1999)

--------------------------------------------------------------------------------------------------------------------

William F. Glavin, Jr.^3 (44)  Managing Director of Deutsche Asset Management; Trustee,                  n/a
President, 2000-present        Crossroads for Kids, Inc. (serves at-risk children)
--------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch^4 (48)        Managing Director, Deutsche Asset Management (2002-present) and           n/a
Vice President and Assistant   Director, Deutsche Global Funds Ltd. (2002-present); formerly,
Secretary, 2002-present        Director, Deutsche Asset Management (1999-2002), Principal, BT
                               Alex. Brown Incorporated (now Deutsche Bank Securities Inc.),
                               (1998-1999); Assistant General Counsel, United States Securities
                               and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------

John Millette (40)             Vice President of Deutsche Asset Management                               n/a
Vice President and Secretary,
1999-present
--------------------------------------------------------------------------------------------------------------------

Kenneth Murphy (38)            Vice President of Deutsche Asset Management (2001-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services (1992-2001);
                               Senior Manager, Prudential Mutual Fund Services (1987-1992)
--------------------------------------------------------------------------------------------------------------------

Charles A. Rizzo (45)          Senior Vice President of Deutsche Asset Management                        n/a
Treasurer, 2002-present
--------------------------------------------------------------------------------------------------------------------

John R. Hebble (44)            Senior Vice President of Deutsche Asset Management                        n/a
Assistant Treasurer,
1998-present
--------------------------------------------------------------------------------------------------------------------

                                       51

--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s)         Principal Occupation(s) During Past 5 Years                         Number of Funds
Held with the Fund and                                                                             in Fund Complex
Length of Time Served          and Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------

Brenda Lyons (40)              Senior Vice President of Deutsche Asset Management                        n/a
Assistant Treasurer,
2000-present
--------------------------------------------------------------------------------------------------------------------

Caroline Pearson (40)          Managing Director of Deutsche Asset Management (1997-present);            n/a
Assistant Secretary,           formerly, Associate, Dechert (law firm) (1989-1997)
1997-present
----------------------------------------------------------------------------------------------------------------------

James E. Fenger^5 (43)         Managing Director of Deutsche Asset Management                             n/a
Vice President, 1998-present
----------------------------------------------------------------------------------------------------------------------

Joshua Feuerman^5 (37)         Managing Director of Deutsche Asset Management                             n/a
Vice President, 2002-present
----------------------------------------------------------------------------------------------------------------------

William F. Gadsden^5 (47)      Managing Director of Deutsche Asset Management                             n/a
Vice President, 1989-present
----------------------------------------------------------------------------------------------------------------------

Sewall Hodges^5 (47)           Managing Director of Deutsche Asset Management                             n/a
Vice President, 1999-present
----------------------------------------------------------------------------------------------------------------------

Eric Lobben^6 (44)             Senior Vice President of Deutsche Asset Management                         n/a
Vice President, 2002-present
----------------------------------------------------------------------------------------------------------------------

Kathleen T. Millard^5 (41)     Managing Director of Deutsche Asset Management                             n/a
Vice President, 1991-present
----------------------------------------------------------------------------------------------------------------------

Lois R. Roman^5 (37)           Managing Director of Deutsche Asset Management                             n/a
Vice President, 1995-present
----------------------------------------------------------------------------------------------------------------------

Jesse Stuart^5 (35)            Senior Vice President of Deutsche Asset Management                         n/a
Vice President, 1999-present
----------------------------------------------------------------------------------------------------------------------

Blair J. Treisman^5 (35)       Vice President of Deutsche Asset Management                                n/a
Vice President, 2000-present
----------------------------------------------------------------------------------------------------------------------


^1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the

         Advisor.


^2 Mr. Hale is considered an "interested person" of the fund because of his affiliation with the fund's Advisor.

^3       Address: 222 South Riverside Plaza, Chicago, Illinois

^4       Address: One South Street, Baltimore, Maryland

^5       Address: 345 Park Avenue, New York, New York

^6       Address: 280 Park Avenue, New York, New York

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.


William F. Glavin, Jr.:         Vice President and Director
Caroline Pearson:               Secretary

Trustees' Responsibilities. The Board of Trustees primary responsibility is to represent the interests of each Fund's shareholders and to provide oversight of the management of each Fund. Currently, 75% of the Board is comprised of Non-interested Trustees ("Non-Interested Trustees").

The Trustees meet multiple times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2001, the Trustees conducted over 20 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank AG, and two audit committee meetings. Furthermore, the Non-Interested Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Non-Interested Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors. For example, the Non-Interested Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Non-Interested Trustees regularly meet privately with their counsel and other advisors. In addition, the Non-Interested Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

In connection with their deliberations relating to the continuation of each Fund's current investment management agreement in August 2002, the Trustees considered such information and factors as they believe, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of each Fund. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to each Fund; investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Funds themselves and relative to appropriate peer groups; the Advisor's profitability from managing each Fund (both individually and collectively) and the other investment companies managed by the Advisor before marketing expenses paid by the Advisor; possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to each Fund.

Board Committees.  Each Fund's board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Louis E. Levy (Chairman), Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Audit Committee held two meetings during the calendar year 2001.

Committee on Non-Interested Trustees: The Committee on Non-Interested Trustees selects and nominates Non-Interested Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts review of independent legal counsel. The members of the Committee on Non-Interested Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll
(Chairwoman), Edgar R. Fiedler, Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Committee on Non-Interested Trustees held six meetings during the calendar year 2001.

Valuation Committee: The Valuation Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Keith R. Fox and Richard T. Hale. The Alternate Valuation Committee members are Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar R. Fiedler, Jean Gleason Stromberg and Jean C. Tempel. The Valuation Committee held six meetings for Scudder Small Company Stock Fund, three meetings for Scudder Small Company Value Fund and did not hold any meetings for Scudder Large Company Value Fund during the calendar year 2001.


Investment Oversight Committee: The Board has established two Investment Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Edgar R. Fiedler, Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith
R. Fox, Louis E. Levy and Jean Gleason Stromberg. Each Investment Oversight Committee held four meetings during the calendar year 2001.


Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type and level of services provided to fund shareholders. The members of the Shareholder Servicing Committee are Edgar R. Fiedler (Chairman), Keith R. Fox and Jean C. Tempel. The Shareholder Servicing Committee held three meetings during the calendar year 2001.


* Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of the Fund.

Remuneration. Each Non-Interested Trustee receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Non-Interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Non-Interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.


As noted above, the Trustees conducted over 20 meetings in 2001 to deal with fund issues (including regular and special board and committee meetings). These meetings included six regular board meetings, six special meetings relating to the proposed acquisition of the Advisor by Deutsche Bank AG, and two audit committee meetings.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from each Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the most recent calendar year.

                                                                                 Pension or
                                                                                 Retirement          Total
                        Compensation     Compensation from                       Benefits Accrued    Compensation
                        from Investment  Scudder            Compensation from    as Part of          Paid to
Name of Trustee         Trust*           Securities Trust*  Value Equity Trust*  Fund Expenses       Trustees^(5)^(7)
-----------------------------------------------------------------------------------------------------------------------

Henry P. Becton, Jr.     $37,619              $7,020              $8,921                 $0            $162,000
Dawn-Marie               $40,816              $7,449              $9,574                 $0            $175,000
Driscoll^(1)
Edgar R.                 $38,170              $7,095              $9,026                 $0            $174,666
Fiedler^(2)^(6)
Keith R. Fox             $37,648              $7,027              $8,916                 $0            $162,000
Louis E. Levy^(3)**           $0                  $0                  $0                 $0             $72,500
Jean Gleason             $38,170              $7,095              $9,026                 $0            $161,000
Stromberg
Jean C. Tempel           $37,892              $7,058              $8,973                 $0            $164,000
Carl W. Vogt^(4)**            $0                  $0                  $0                 $0             $62,500

* Investment Trust consists of five funds: Scudder Capital Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Small Company Stock Fund and Scudder S&P 500 Index Fund.

         Scudder Securities Trust consists of five funds: Scudder Development Fund, Scudder Health Care Fund, Scudder Technology Innovation Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund.

         Value Equity Trust consists of three funds: Scudder Large Company Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund

**       Newly elected Trustees, effective April 8, 2002.

(1) Includes $10,000 in annual retainer fees received by Ms. Driscoll as Lead Trustee.

(2) In addition to the amounts shown, Mr. Fiedler received a payment of $105,214 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.


(3) In addition to the amounts shown, Mr. Levy received a payment of $36,250 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.

(4) In addition to the amounts shown, Mr. Vogt received a payment of $61,704 pursuant to deferred compensation agreements with certain other funds advised by the Advisor.


(5) For each Trustee, except Mr. Levy and Mr. Vogt, total compensation includes compensation for service on the boards of 19 trusts/corporations comprised of 53 funds/portfolios. For Mr. Levy and Mr. Vogt, the total includes compensation for service on the boards of 1 trust comprised of 20 funds. Each Trustee currently serves on the boards of 19 DeAM trusts/corporations comprised of 48 funds/portfolios.

(6) Aggregate compensation for Mr. Fiedler includes $2,665 in retainer fees for his role as Trustee for Farmers Investment Trust (merged into Scudder Pathway Series on April 6, 2001) and $6,474 pursuant to a special retirement plan with The Brazil Fund, Inc.

(7) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank AG. Such amounts totaled $7,000 for Ms. Driscoll and Ms. Tempel and Messrs. Becton and Fox, respectively, and $3,000 for Mr. Fiedler and Ms. Stromberg, respectively. Messrs. Levy and Vogt were not Trustees of the Funds or of the Boston Board at the time of the sale. These meeting fees were borne by the Advisor.

Trustee Fund Ownership


The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2001.


Scudder Small Company Stock Fund
--------------------------------

                                                                               Aggregate Dollar Range of
                                                                           Securities Owned in All Funds in
                                  Dollar Range of Securities Owned in        the Fund Complex Overseen by
Name of Trustees                  Scudder Small Company Stock Fund                    the Trustees
----------------                  --------------------------------                    ------------

Henry P. Becton, Jr.                        $1 - $10,000                             Over $100,000
Dawn-Marie Driscoll                         $1 - $10,000                             Over $100,000
Edgar R. Fiedler                                None                                 Over $100,000
Keith Fox                                       None                                 Over $100,000
Richard T. Hale                                 None                                 Over $100,000
Louis E. Levy                                   None                                 Over $100,000
Jean Gleason Stromberg                          None                                 Over $100,000
Jean C. Tempel                                  None                                 Over $100,000
Carl W. Vogt                                    None                                 Over $100,000


As of October 31, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.


To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

Certain accounts for which Deutsche Investment Management Americas Inc. acts as investment advisor owned 193,041 shares in the aggregate, or 7.46% of the outstanding shares of Scudder Small Company Stock Fund, Class S as of October 31, 2002. Deutsche Investment Management Americas Inc. may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

As of October 31, 2002, 292,539 shares in the aggregate, or 11.31% of the outstanding shares of Scudder Small Company Stock, Class S were held in the name of State Street Bank & Trust Company, Custodian AARP Managed Investment Portfolio Diversified Growth, One Heritage Dr. # P5S, Quincy MA 02171 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 5,944 shares in the aggregate, or 10.46% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002,10,130 shares in the aggregate, or 17.83% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,936 shares in the aggregate, or 5.16% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of A.G. Edwards & Sons, Inc., Custodian for Edward Thomas, IRA, Wichita, KS 67226 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 6,851 shares in the aggregate, or 12.05% of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of Merrill, Lynch, Pierce, Fenner & Smith, for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 677 shares in the aggregate, or 6.78% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of Deutsche Investment Management Americas Inc., for the benefit of Aviva Golan, 401(k) account, 60 Wall Street, New York, NY 10005 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 659 shares in the aggregate, or 6.59% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of PaineWebber for the benefit of Rebecca Wall, IRA, P.O. Box 3321, Weehawken, NJ 07086 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 919 shares in the aggregate, or 9.19% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,063 shares in the aggregate, or 10.63% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,231 shares in the aggregate, or 12.31% of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of Scudder Trust Company, Custodian for Carol Fitzhugh, IRA, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of certain of these shares.


Scudder Small Company Value Fund
--------------------------------

                                                                                 Aggregate Dollar Range of
                                  Dollar Range of Securities Owned in      Securities Owned in All Funds in the
Name of Trustees                    Scudder Small Company Value Fund       Fund Complex Overseen by the Trustees
----------------                    --------------------------------       -------------------------------------

Henry P. Becton, Jr.                       $10,001 - $50,000                           Over $100,000
Dawn-Marie Driscoll                           $1 - $10,000                             Over $100,000
Edgar R. Fiedler                                  None                                 Over $100,000
Keith Fox                                         None                                 Over $100,000
Richard T. Hale                                   None                                 Over $100,000
Louis E. Levy                                     None                                 Over $100,000
Jean Gleason Stromberg                            None                                 Over $100,000
Jean C. Tempel                                    None                                 Over $100,000
Carl W. Vogt                                      None                                 Over $100,000


As of October 31, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.


To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

Certain accounts for which Deutsche Investment Management Americas Inc. acts as investment advisor owned 1,936,085 shares in the aggregate, or 17.50% of the outstanding shares of Scudder Small Company Value Fund, Class S as of October 31, 2002. Deutsche Investment Management Americas Inc. may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

As of October 31, 2002, 1,223,818 shares in the aggregate, or 11.06% of the outstanding shares of Scudder Small Company Value Fund, Class S were held in the name of Scudder Trust Company, Trustee for Farmer's Group, Inc. Employee Profit Sharing & Savings Plan, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 8,788 shares in the aggregate, or 7.90% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 13,838 shares in the aggregate, or 12.44% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 6,420 shares in the aggregate, or 5.77% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 12,529 shares in the aggregate, or 11.27% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of FTC & Co., P.O. Box 173736, Denver, CO 80217 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 7,989 shares in the aggregate, or 7.18% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of Lincoln Trust Company, Custodian for benefit of James Woodard, P.O. Box 5831, Denver, CO 80217 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 14,815 shares in the aggregate, or 17.69% of the outstanding shares of Scudder Small Company Value Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 21,552 shares in the aggregate, or 25.74% of the outstanding shares of Scudder Small Company Value Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 4,993 shares in the aggregate, or 5.96% of the outstanding shares of Scudder Small Company Value Fund, Class B were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,763 shares in the aggregate, or 12.60% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,493 shares in the aggregate, or 6.81% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,702 shares in the aggregate, or 9.45% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Scudder Trust Company, Custodian for Dominic Rondo, IRA, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 1,675 shares in the aggregate, or 7.64% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,689 shares in the aggregate, or 7.70% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Scudder Trust Company, Custodian for Lori Korbel, IRA, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 1,564 shares in the aggregate, or 7.13% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Raymond James & Associates, Inc., for the benefit of customers, P.O. Box 12749, St. Petersburg, FL 33733 who may be deemed to be the beneficial owner of such shares.

As of October 31, 2002, 1,768 shares in the aggregate, or 8.07% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 2,304 shares in the aggregate, or 10.51% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Deutsche Investment Management Americas Inc., for the benefit of Liz Smith, 60 Wall Street, New York, NY 10005 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 1,112 shares in the aggregate, or 5.07% of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Deutsche Investment Management Americas Inc., for the benefit of William and Patricia Donaldson, 60 Wall Street, New York, NY 10005 who may be deemed to be the beneficial owner of certain of these shares.


Scudder Large Company Value Fund
--------------------------------

                                                                                   Aggregate Dollar Range of
                                                                               Securities Owned in All Funds in
                                    Dollar Range of Securities Owned in          the Fund Complex Overseen by
Name of Trustees                      Scudder Large Company Value Fund                    the Trustees
----------------                      --------------------------------                    ------------


Henry P. Becton, Jr.                            $1 - $10,000                             Over $100,000
Dawn-Marie Driscoll                                 None                                 Over $100,000
Edgar R. Fiedler                                    None                                 Over $100,000
Keith Fox                                       $1 - $10,000                             Over $100,000
Richard T. Hale                                     None                                 Over $100,000
Louis E. Levy                                       None                                 Over $100,000
Jean Gleason Stromberg                       $10,001 - $50,000                           Over $100,000
Jean C. Tempel                                      None                                 Over $100,000
Carl W. Vogt                                        None                                 Over $100,000

As of October 31, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.


To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

As of October 31, 2002, 1,167,304 shares in the aggregate, or 28.88% of the outstanding shares of Scudder Large Company Value Fund, Class A were held in the name of Scudder Trust Company, Trustee for Durrel Corporation 401(k) Plan, P.O. Box 1757, Salem NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 84,009 shares in the aggregate, or 6.39% of the outstanding shares of Scudder Large Company Value Fund, Class B were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 93,690 shares in the aggregate, or 7.12% of the outstanding shares of Scudder Large Company Value Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 80,350 shares in the aggregate, or 6.11% of the outstanding shares of Scudder Large Company Value Fund, Class B were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 134,911 shares in the aggregate, or 12.89% of the outstanding shares of Scudder Large Company Value Fund, Class I were held in the name of Deutsche Investment Management Americas Inc. Money Purchase Plan, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2002, 909,878 shares in the aggregate, or 86.94% of the outstanding shares of Scudder Large Company Value Fund, Class I were held in the name of Deutsche Investment Management Americas Inc. Profit Sharing Plan, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

                               TRUST ORGANIZATION

Organizational Description


Scudder  Small  Company  Stock  Fund  is  a  series  of  Investment   Trust,   a
Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective March 6, 1991, from Scudder Growth and Income Fund, and on June 10, 1998 from Scudder Investment Trust. The Fund changed its name from AARP Small Company Stock Fund on July 17, 2000 and was formerly a series of AARP Growth Trust. Investment Trust is currently divided into five series: Scudder Capital Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Small Company Stock Fund and Scudder S&P 500 Index Fund. The Fund is currently divided into five classes of shares: Class A, Class B, Class C, Class AARP and Class S shares.

Scudder Small Company Value Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust is currently divided into five series: Scudder Development Fund, Scudder Health Care Fund, Scudder Small Company Value Fund, Scudder Technology Innovation Fund and Scudder 21st Century Growth Fund. The Fund is currently divided into four classes of shares: Class A, Class B, Class C and Class S.


Scudder Large Company Value Fund is a series of Value Equity Trust, formerly Scudder Equity Trust, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest Inc." as a closed-end, diversified dual-purpose investment company. Effective April 1, 1982, its original dual-purpose nature was terminated and it became an open-end investment company with only one class of shares outstanding. At a Special Meeting of Shareholders held May 18, 1982, the shareholders voted to amend the investment objective to seek to maximize long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc." ("SCGF, Inc."). The fiscal year end of SCGF, Inc. was changed from March 31 to September 30 by action of its Directors on May 18, 1982. Effective as of September 30, 1982, Scudder Special Fund, Inc. was merged into SCGF, Inc. In October 1985, the Fund's form of organization was changed to a Massachusetts business trust upon approval of the shareholders. The Trust is currently divided into three series: Scudder Large Company Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. The Fund is currently divided into six classes of shares: Class AARP, Class S, Class A, Class B, Class C and Class I.


Each Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. Each Fund's activities are supervised by each Trust's Board of Trustees. Each Trust has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Trust to establish a multiple class distribution system.

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same Class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or Class by notice to the shareholders without shareholder approval.

The Funds generally are not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a Class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust for each Fund provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of each Fund have considered this and approved the use of a combined SAI for the Funds.

                              FINANCIAL STATEMENTS

The financial statements, including the investment portfolio of Scudder Small Company Stock Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated September 30, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

The financial statements, including the investment portfolio of Scudder Small Company Value Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated July 31, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

The financial statements, including the investment portfolio of Scudder Large Company Value Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated July 31, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.



                             ADDITIONAL INFORMATION

The CUSIP number of Small Company Stock Fund -- Class S is 460965-791.

The CUSIP number of Small Company Stock Fund -- Class AARP is 460965-817.

Scudder Small Company Stock Fund has a fiscal year end of September 30.

The CUSIP number of Scudder Small Company Value Fund -- Class S is 811196-203.

Scudder Small Company Value Fund has a fiscal year end of July 31.

The CUSIP number of Scudder Large Company Value Fund -- Class S is 920390-507.

The  CUSIP  number  of  Scudder  Large  Company  Value  Fund  --  Class  AARP is
920390-879.

Scudder Large Company Value Fund has a fiscal year end of July 31.

This Statement of Additional Information contains the information of Scudder Small Company Stock Fund, Scudder Small Company Value Fund and Scudder Large Company Value Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

The following is a description of (a) the ratings given by S&P and Moody's to corporate bonds, (b) Fitch long-term and short-term debt ratings, (c) S&P and Moody's commercial paper rating and (d) Moody's and S&P Municipal note ratings.

Ratings of Corporate Bonds

S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings
----------------------------

AAA. Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.

"DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings
-----------------------------

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3.  Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D.  Default. Denotes actual or imminent payment default.

Commercial Paper Ratings
------------------------

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes
---------------

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                               VALUE EQUITY TRUST

                           PART C. OTHER INFORMATION

   Item 23.      Exhibits
   --------      --------

                    (a)           (1)       Amended and Restated Declaration of Trust dated March 17, 1988.
                                            (Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (2)       Establishment and Designation of Series dated December 15, 1986.
                                            (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (3)       Amended Establishment and Designation of Series dated May 4, 1987.
                                            (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (4)       Certificate of Amendment dated December 13, 1990.
                                            (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (5)       Establishment and Designation of Series dated October 6, 1992.
                                            (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (6)       Redesignation of Series by the Registrant on behalf of Scudder Capital
                                            Growth Fund, dated December 2, 1996.
                                            (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (7)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $0.01 Par Value, Kemper A, B & C Shares, and Scudder Shares.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (8)       Redesignation of Series, Scudder Value Fund to Value Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                (8)(a)      Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Large Company Value Fund -- Class S Shares and
                                            Scudder Large Company Value Fund -- AARP Shares, dated March 17, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (9)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Large Company Value Fund -- AARP Shares, S Shares, A
                                            Shares, B Shares, C Shares and I Shares, dated November 13, 2000
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)



                                Part C - Page 2

                                (9)(b)      Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Select 500 Fund -- Class S Shares and Scudder Select
                                            500 Fund -- AARP Shares, dated March 17, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                (9)(c)      Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value, Scudder Select 1000 Growth Fund -- Class S Shares and Scudder
                                            Select 1000 Growth Fund -- AARP Shares, dated March 17, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                (9)(d)      Amended and Restated Establishment and Designation of Shares of Beneficial
                                            Interest, Classes A, B, and C of Scudder Large Company Value Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                (9)(e)      Amended and Restated Establishment and Designation of Classes of Shares of
                                            Beneficial Interest, Classes A, B and C of Scudder Select 500 Fund dated
                                            November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                (9)(f)      Amended and Restated Establishment and Designation of Classes of Shares of
                                            Beneficial Interest, Classes A, B and C of Scudder Select 1000 Growth Fund
                                            dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                    (b)           (1)       By-Laws as of October 16, 1985.
                                            (Incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (2)       Amendment to the By-Laws of Registrant as amended through December 9, 1985.
                                            (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (3)       Amendment to the Registrant's By-Laws dated December 12, 1991.
                                            (Incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (4)       Amendment to the Registrant's By-Laws dated September 17, 1992.
                                            (Incorporated by reference to the Exhibit 2(d) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (5)       Amendment to the Registrant's By-Laws dated February 7, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (6)       Amendment to the By-Laws of Registrant, dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)



                                Part C - Page 3

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Large Company Value Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (2)       Investment Management Agreement between the Registrant, on behalf of Value
                                            Fund, and Scudder Kemper Investment, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (3)       Investment Management Agreement between the Registrant on behalf of Scudder
                                            Select 500 Fund and Scudder Kemper Investments, Inc., dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                  (4)       Investment Management Agreement between the Registrant on behalf of Scudder
                                            Select 1000 Growth Fund and Scudder Kemper Investments, Inc., dated March
                                            31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                  (5)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Large Company Value Fund, and Scudder Kemper Investments, Inc., dated
                                            February 7, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (6)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 500 Fund, and Scudder Kemper Investments, Inc., dated August 28, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                  (7)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 1000 Growth Fund, and Scudder Kemper Investments, Inc., dated October
                                            2, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                  (8)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Large Company Value Fund, and Scudder Kemper Investments, Inc., dated
                                            October 2, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement.)



                                Part C - Page 4

                                  (9)       Amended and Restated Investment Management Agreement between the Registrant, on behalf of Scudder Large Company Value Fund, and Zurich Scudder
                                            Investments, Inc., dated February 6, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 49 to the
                                            Registration Statement.)

                                 (10)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 500 Fund, and Deutsche Investment Management Americas Inc., dated
                                            April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                            Registration Statement.)

                                 (11)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Select 1000 Growth Fund, and Deutsche Investment Management Americas Inc.,
                                            dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                            Registration Statement.)

                                 (12)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Large Company Value Fund, and Deutsche Investment Management Americas Inc.,
                                            dated April 5, 2002.
                                            (Filed herein)

                    (e)           (1)       Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                  (2)       Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                  (3)       Amendment dated September 30, 1999 to the Underwriting and Distribution
                                            Services Agreement between the Registrant, on behalf of Value Fund, and
                                            Kemper Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (4)       Amendment dated December 7, 1999 to the Underwriting and Distribution
                                            Services Agreement between the Registrant, on behalf of Value Fund, and
                                            Kemper Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                  (5)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)



                                Part C - Page 5

                                  (6)       Underwriting Agreement between the Registrant, for Class S and Class AARP
                                            Shares, and Scudder Investor Services, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                            Registration Statement.)

                                  (7)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002. (Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.)

                    (f)                     Inapplicable.

                    (g)           (1)       Custodian Agreement between the Registrant and State Street Bank and Trust
                                            Company ("State Street Bank") dated October 1, 1982.
                                            (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (1)(a)      Fee schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (2)       Amendment to Custodian Contract dated March 31, 1986.
                                            (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (3)       Amendment to Custodian Contract dated October 1, 1982.
                                            (Incorporated by reference to Exhibit 8(a)(4)to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (4)       Amendment to Custodian Contract dated September 16, 1988.
                                            (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (5)       Amendment to Custodian Contract dated December 13, 1990.
                                            (Incorporated by reference to Exhibit 8(a)(6) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (5)(a)      Fee schedule for Exhibit (g)(5) dated August 1, 1994.
                                            (Incorporated by reference to Exhibit 8(a)(7) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (6)       Amendment to Custodian Contract dated March 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                (6)(a)      Form of Fee schedule for Exhibit (g)(6).
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)



                                Part C - Page 6

                                (6)(b)      Amendment to Custodian Contract dated November 17, 2000 between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No.
                                            47 to the Registration Statement.)

                                  (7)       Agency Agreement between State Street Bank and Trust Company and The Bank of
                                            New York, London office dated January 1, 1979.
                                            (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (8)       Sub-custodian Agreement between State Street Bank and the Chase Manhattan
                                            Bank, N.A. dated September 1, 1986.
                                            (Incorporated by reference to Exhibit 8(c)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (9)       Amendment to the Custodian Agreement between the Registrant and State Street
                                            Bank. (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (10)       Amendment to the Custodian Contract between the Registrant and State Street
                                            Bank and Trust Company, dated July 2, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No.45 to the
                                            Registration Statement.)

                    (h)           (1)       Transfer Agency and Service Agreement between the Registrant and Scudder
                                            Service Corporation dated October 2, 1989.
                                            (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (1)(a)      Fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Exhibit 9(a)(2) to Post Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (1)(b)      Form of revised fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment
                                            No. 23 to the Registration Statement.)

                                  (2)       Transfer Agency Fee Schedule between the Registrant and Kemper Service
                                            Company on behalf of Scudder Value Fund dated January 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (3)       Agency Agreement between the Registrant on behalf of Value Fund and Kemper
                                            Service Company dated April 16, 1998.
                                            (Incorporated by reference to Post-Effective No. 30 to the Registration
                                            Statement.)

                                (3)(a)      Agency Agreement between the Registrant and Kemper Service Company dated
                                            November 13, 2000.
                                            (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No.
                                            47 to the Registration Statement.)

                                Part C - Page 7

                                  (4)       Amendment No. 1 dated September 30, 1999 to the Agency Agreement between the
                                            Registrant, on behalf of Value Fund, and Kemper Service Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (5)       COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995.
                                            (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective Amendment
                                            No. 24 to this Registration Statement.)

                                  (6)       Shareholder Services Agreement between the Registrant and Charles Schwab &
                                            Co., Inc. dated June 1, 1990.
                                            (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                  (7)       Service Agreement between Copeland Associates, Inc. and Scudder Service
                                            Corporation, on behalf of Scudder Equity Trust, dated June 8, 1995.
                                            (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective Amendment
                                            No. 23 to this Registration Statement.)

                                  (8)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Capital Growth Fund, and Scudder Fund Accounting Corporation dated
                                            October 19, 1994.
                                            (Incorporated by reference to Exhibit 9(e)(1) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                  (9)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Value Fund, and Scudder Fund Accounting Corporation dated October
                                            24, 1994.
                                            (Incorporated by reference to Exhibit 9(e)(2) to Post-Effective Amendment
                                            No. 25 to the Registration Statement.)

                                (9)(a)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated
                                            November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                (9)(b)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 1000 Growth Fund, and Scudder Fund Accounting Corporation
                                            dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                 (10)       Amendment No. 1 dated September 30, 1999 to the Fund Accounting Service
                                            Agreement between the Registrant, on behalf of Value Fund, and Scudder Fund
                                            Accounting Corporation.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)



                                Part C - Page 8

                                 (11)       Special Servicing Agreement dated November 15, 1996 between Scudder Pathway
                                            Series and the Registrant, on behalf of Scudder Capital Growth Fund and
                                            Scudder Value Fund.
                                            (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No.
                                            25 to the Registration Statement.)

                                 (12)       Administrative Services Agreement between the Registrant and Kemper
                                            Distributors, Inc. dated April 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.)

                                (12)(a)     Amendment No. 1 dated September 14, 1999 to the Administrative Services
                                            Agreement between the Registrant on behalf of Value Fund and Kemper
                                            Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                (12)(b)     Administrative Services Agreement (and Fee Schedule thereto) between the
                                            Registrant, on behalf of Scudder Large Company Value Fund, Scudder Select
                                            500 Fund, Scudder Select 1000 Growth Fund, and Value Fund, and Scudder
                                            Kemper Investments, Inc., dated August 28, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                            Registration Statement.)

                                (12)(c)     Administrative Services Agreement between the Registrant and Scudder Kemper
                                            Investments, Inc. dated December 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 47 to the
                                            Registration Statement.)

                                 (13)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated March
                                            31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                 (14)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 1000 Growth Fund, and Scudder Fund Accounting Corporation
                                            dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                 (15)       License Agreement between the Registrant, on behalf of Scudder Select 500
                                            Fund, and Standard & Poor's Corporation, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                 (16)       Research License Agreement between the Registrant, on behalf of Scudder
                                            Select 1000 Growth Fund, and Frank Russell Company dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)



                                Part C - Page 9

                                 (17)       Revised Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Large Company Value Fund) and Scudder Fund Accounting
                                            Corporation, dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (18)       Amended and Restated Administrative Services Agreement (and Fee Schedule
                                            thereto) between the Registrant, on behalf of Scudder Large Company Value
                                            Fund, and Scudder Kemper, Investments, Inc., dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (19)       Shareholder Services Agreement between the Registrant and Kemper
                                            Distributors, Inc., dated December 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                (19)(b)     Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)

                                 (20)       Agency Agreement between the Registrant and Kemper Service Company, dated
                                            November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (21)       Amendment No. 1 to the Transfer Agency and Service Agreement between the
                                            Registrant and Scudder Service Corporation, dated June 11, 2002.
                                            (Filed herein).

                    (i)                     Opinion and Consent of Legal Counsel is filed herein.

                    (j)                     Consent of Independent Accountants is filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)           (1)       Rule 12b-1 Plan for Scudder Select 500 Fund Class A, dated December 29,
                                            2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)

                                  (2)       Rule 12b-1 Plan for Scudder Select 500 Fund Class B, dated December 29,
                                            2000. (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                  (3)       Rule 12b-1 Plan for Scudder Select 500 Fund Class C, dated December 29,
                                            2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)



                                Part C - Page 10

                                  (4)       Rule 12b-1 Plan for Scudder Select 1000 Growth Fund Class A, dated December
                                            29, 2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.)

                                  (5)       Rule 12b-1 Plan for Scudder Select 1000 Growth Fund Class B, dated December
                                            29, 2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.)

                                  (6)       Rule 12b-1 Plan for Scudder Select 1000 Growth Fund Class C, dated December
                                            29, 2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.)

                                  (7)       Rule 12b-1 Plan for Scudder Large Company Value Fund Class A, dated December
                                            29, 2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.)

                                  (8)       Rule 12b-1 Plan for Scudder Large Company Value Class B, dated December 29,
                                            2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)

                                  (9)       Rule 12b-1 Plan for Scudder Large Company Value Fund Class C, dated December
                                            29, 2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.)

                      (n)         (1)       Mutual Funds Multi-Distribution System Plan (Rule 18f-3 Plan).
                                            (Incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 29 to the Registration Statement.)

                                  (2)       Plan With Respect to Scudder Large Company Value Fund Pursuant to Rule
                                            18f-3, dated March 14, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (3)       Amended and Restated Plan With Respect to Scudder Large Company Value Fund
                                            Pursuant to Rule 18f-3 dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (4)       Plan With Respect to Scudder Select 500 Fund Pursuant to Rule 18f-3, dated
                                            March 14, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (5)       Amended and Restated Plan With Respect to Scudder Select 500 Fund Pursuant
                                            to Rule 18f-3 dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (6)       Plan With Respect to Scudder Select 1000 Growth Fund Pursuant to Rule 18f-3,
                                            dated March 14, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)



                                Part C - Page 11

                                  (7)       Amended and Restated Plan With Respect to Scudder Select 1000 Growth Fund
                                            Pursuant to Rule 18f-3 dated May 8, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                                  (8)       Amended and Restated Plan with respect to the Registrant pursuant to Rule
                                            18f-3.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                    (p)           (1)       Scudder Kemper Investments, Inc. Code of Ethics. (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement.)

                                  (2)       Code of Ethics of Value Equity Trust. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.)

                                (3)(a)      Code of Ethics of Scudder Kemper Investments, Inc., Kemper Distributors,
                                            Inc. and Scudder Investor Services, Inc. dated December 15, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No.48 to the
                                            Registration Statement.)

                                (3)(b)      Code of Ethics of Zurich Scudder Investments, Inc., dated December 15, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 49 to the
                                            Registration Statement.)

                                  (4)       Code of Ethics of Scudder Select 500 Fund and Scudder Select 1000 Growth
                                            Fund, dated February 5, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No.48 to the
                                            Registration Statement.)

                                  (5)       Code of Ethics of Value Equity Trust, dated February 6, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 49 to the
                                            Registration Statement.)

                                  (6)       Code of Ethics of Deutsche Asset Management, dated May 2000, as revised July
                                            2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                            Registration Statement.)

                                  (7)       Code of Ethics Deutsche Asset Management, dated May 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)

                                  (8)       Code of Ethics Scudder Funds, as of April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)

                                  (9)       Code of Ethics for Deutsche Asset Management-- US, effective
                                            September 3, 2002.
                                            (Filed herein.)

                                Part C - Page 12

Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor, was acquired by Deutsche Bank AG not including certain U.K. Operations. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor").

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this
                  Item 26.

  Thomas F. Eggers*                 Deutsche Investment Management Americas Inc., President and CEO
  Deborah Flickinger**              Deutsche Investment Management Americas Inc., Director
  Thomas Hughes**                   Deutsche Investment Management Americas Inc., Chairman and Director
                                    Scudder Investor Services, Inc., Director and Vice President
  William Shiebler**                Deutsche Investment Management Americas Inc., Director
  Philipp von Girsewald***          Deutsche Investment Management Americas Inc., Director



                                Part C - Page 13

 *              345 Park Avenue, New York, NY
 **             280 Park Avenue, New York, NY
 ***            Taunusanlage 12, Frankfurt, Germany


Item 27.          Principal Underwriters
--------          ----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                   (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions And Offices With                Positions and
         Business Address              Scudder Distributors, Inc.                Offices with Registrant
         ----------------              --------------------------                -----------------------

         Thomas F. Eggers              Chairman and Director                     None
         345 Park Avenue
         New York, NY 10154

         Jonathan R. Baum              Chief Executive Officer, President and    None
         345 Park Avenue               Director
         New York, NY 10154

         William F. Glavin             Vice President and Director               President
         Two International Place
         Boston, MA  02110-4103

         James J. McGovern             Chief Financial Officer and Treasurer     None
         345 Park Avenue
         New York, NY  10054

         Caroline Pearson              Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Linda J. Wondrack             Vice President and Chief Compliance       None
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606



                                Part C - Page 14

                      (1)                            (2)                                   (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions And Offices With                Positions and
         Business Address              Scudder Distributors, Inc.                Offices with Registrant
         ----------------              --------------------------                -----------------------

         Scott B. David                Vice President                            None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         M. Patrick Donovan            Vice President                            None
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         Todd N. Gierke                Assistant Treasurer                       None
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer                       None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL  60606

                                Part C - Page 15

                      (1)                            (2)                                   (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions And Offices With                Positions and
         Business Address              Scudder Distributors, Inc.                Offices with Registrant
         ----------------              --------------------------                -----------------------

         Diane E. Ratekin              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL  60606

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.



                                Part C - Page 16

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th of November, 2002.

                                              VALUE EQUITY TRUST

                                              By:   /s/ John Millette
                                                    ------------------------
                                                    John Millette, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ William F. Glavin, Jr.
--------------------------------------
William F. Glavin, Jr.                      President                                    November 26, 2002

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      November 26, 2002

/s/ Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      November 26, 2002

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Trustee                                      November 26, 2002

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      November 26, 2002

/s/ Richard T. Hale
--------------------------------------
Richard T. Hale*                            Chairman and Trustee                         November 26, 2002

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg*                     Trustee                                      November 26, 2002

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      November 26, 2002

/s/ Louis E. Levy
--------------------------------------
Louis E. Levy*+                             Trustee                                      November 26, 2002

/s/ Carl W. Vogt
--------------------------------------
Carl W. Vogt*+                              Trustee                                      November 26, 2002

/s/ Charles A. Rizzo
--------------------------------------
Charles A. Rizzo                            Treasurer (Principal Financial and           November 26, 2002
                                            Accounting Officer)


*By:     /s/ John Millette
         ---------------------------
         John Millette, Secretary**

** Attorney-in-fact pursuant to the powers of attorney incorporated by reference to Post-Effective Amendment No. 34, Post-Effective Amendment No. 40 and Post Effective Amendment No. 51 to the Registration Statement.

                                                               File No. 2-78724
                                                               File No. 811-1444






                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                   FORM N-1A


                        POST-EFFECTIVE AMENDMENT NO. 52
                           TO REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      AND

                                AMENDMENT NO. 52
                           TO REGISTRATION STATEMENT

                                     UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                               VALUE EQUITY TRUST

                               VALUE EQUITY TRUST

                                 EXHIBIT INDEX
                                    (d)(12)
                                    (h)(21)
                                      (i)
                                      (j)
                                     (p)(9)